UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number: 811-04087

                                                 Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

                                       290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

        B. Reuben Auspitz 290                         Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

              Registrant’s telephone number, including area code:        585-325-6880

            Date of fiscal year end:     October 31

Date of reporting period:   January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:   SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2015

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 96.7%

Consumer Discretionary - 25.4%
Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.*	353,730	$8,935,220

Hotels, Restaurants & Leisure - 2.4%
Yum! Brands, Inc.	308,880	22,325,846

Household Durables - 1.6%
DR Horton, Inc.	217,970	5,344,624
Lennar Corp. - Class A	114,870	5,158,812
Toll Brothers, Inc.*	140,970	4,880,381

		15,383,817

Internet & Catalog Retail - 5.9%
Amazon.com, Inc.*	42,000	14,890,260
The Priceline Group, Inc.*	18,010	18,180,735
Shutterfly, Inc.*	308,290	13,524,682
TripAdvisor, Inc.*	137,480	9,212,535

		55,808,212

Media - 14.6%
AMC Networks, Inc. - Class A*	311,740	20,793,058
Discovery Communications, Inc. - Class A*	249,500	7,231,757
Gannett Co., Inc.	508,600	15,771,686
Sinclair Broadcast Group, Inc. - Class A	422,680	10,457,103
Starz - Class A*	335,050	9,890,676
Time Warner, Inc.	232,670	18,131,973
Tribune Media Co. - Class A*	209,200	12,319,788
Twenty-First Century Fox, Inc. - Class A	604,330	20,039,583
Viacom, Inc. - Class B	365,700	23,558,394

		138,194,018

Total Consumer Discretionary		240,647,113

Consumer Staples - 2.9%
Beverages - 1.6%
The Coca-Cola Co.	367,610	15,134,504

Food Products - 1.3%
Ingredion, Inc.	146,650	11,825,856

Total Consumer Staples		26,960,360

Energy - 9.6%
Energy Equipment & Services - 2.7%
Cameron International Corp.*	440,370	19,719,769
Weatherford International plc - ADR*	610,120	6,302,540

		26,022,309

Oil, Gas & Consumable Fuels - 6.9%
Apache Corp.	142,020	8,886,191

1

Investment Portfolio - January 31, 2015

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	211,000	$18,785,330
Hess Corp.	278,860	18,820,261
Peabody Energy Corp.	1,889,060	11,768,844
Range Resources Corp.	144,770	6,698,508

		64,959,134

Total Energy		90,981,443

Financials - 5.8%
Banks - 1.0%
Popular, Inc.*	295,480	9,109,648

Consumer Finance - 1.0%
SLM Corp.	1,035,130	9,430,034

Real Estate Investment Trusts (REITS) - 2.0%
Plum Creek Timber Co., Inc.	224,510	9,995,185
Weyerhaeuser Co.	265,780	9,528,213

		19,523,398

Real Estate Management & Development - 1.8%
Realogy Holdings Corp.*	364,870	16,966,455

Total Financials		55,029,535

Health Care - 11.5%
Health Care Equipment & Supplies - 4.3%
Alere, Inc.*	261,020	10,620,904
HeartWare International, Inc.*	128,120	10,701,864
Intuitive Surgical, Inc.*	18,400	9,098,432
Thoratec Corp.*	290,820	10,437,530

		40,858,730

Health Care Providers & Services - 2.7%
Catamaran Corp.*	324,260	16,183,817
Express Scripts Holding Co.*	115,370	9,311,513

		25,495,330

Health Care Technology - 3.5%
Cerner Corp.*	492,100	32,650,835

Pharmaceuticals - 1.0%
Johnson & Johnson	96,250	9,638,475

Total Health Care		108,643,370

Industrials - 9.7%
Building Products - 2.3%
Masco Corp.	425,640	10,572,898

2

Investment Portfolio - January 31, 2015

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Building Products (continued)
Owens Corning	267,340	$10,706,967

		21,279,865

Industrial Conglomerates - 2.7%
General Electric Co.	1,072,250	25,616,053

Machinery - 2.5%
Joy Global, Inc.	292,100	12,250,674
Xylem, Inc.	340,360	11,606,276

		23,856,950

Trading Companies & Distributors - 2.2%
Fastenal Co.	468,850	20,816,940

Total Industrials		91,569,808

Information Technology - 23.1%
Communications Equipment - 2.5%
Juniper Networks, Inc.	1,049,660	23,858,772

Electronic Equipment, Instruments & Components - 1.5%
FLIR Systems, Inc.	476,060	14,377,012

Internet Software & Services - 7.9%
eBay, Inc.*	435,640	23,088,920
Facebook, Inc. - Class A*	125,690	9,541,128
Google, Inc. - Class A*	30,800	16,556,540
Google, Inc. - Class C*	31,050	16,596,846
HomeAway, Inc.*	359,370	9,160,341

		74,943,775

IT Services - 5.8%
EVERTEC, Inc.	712,360	14,289,942
MasterCard, Inc. - Class A	179,930	14,759,658
VeriFone Systems, Inc.*	282,970	8,882,428
Visa, Inc. - Class A	66,450	16,938,769

		54,870,797

Software - 3.3%
ANSYS, Inc.*	131,000	10,567,770
Electronic Arts, Inc.*	365,300	20,040,358

		30,608,128

Technology Hardware, Storage & Peripherals - 2.1%
EMC Corp.	766,360	19,871,715

Total Information Technology		218,530,199

3

Investment Portfolio - January 31, 2015

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 7.6%
Chemicals - 6.1%
Monsanto Co.	279,730	$33,002,545
The Mosaic Co.	364,300	17,737,767
Tronox Ltd. - Class A	336,930	7,122,700

		57,863,012

Metals & Mining - 1.5%
Alcoa, Inc.	930,120	14,556,378

Total Materials		72,419,390

Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.*	358,340	10,814,701

TOTAL COMMON STOCKS (Identified Cost $875,641,869)		915,595,919

SHORT-TERM INVESTMENT - 3.6%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.03% (Identified Cost $34,599,228)	34,599,228	34,599,228

TOTAL INVESTMENTS - 100.3% (Identified Cost $910,241,097)		950,195,147
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(2,940,722)

NET ASSETS - 100%		$947,254,425

ADR - American Depositary Receipt

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$913,202,481
Unrealized appreciation	94,935,736
Unrealized depreciation	(57,943,070)

Net unrealized appreciation	$36,992,666

4

Investment Portfolio - January 31, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$240,647,113	$240,647,113	$—	$—
Consumer Staples	26,960,360	26,960,360	—	—
Energy	90,981,443	90,981,443	—	—
Financials	55,029,535	55,029,535	—	—
Health Care	108,643,370	108,643,370	—	—
Industrials	91,569,808	91,569,808	—	—
Information Technology	218,530,199	218,530,199	—	—
Materials	72,419,390	72,419,390	—	—
Telecommunication Services	10,814,701	10,814,701	—	—
Mutual fund	34,599,228	34,599,228	—	—

Total assets	$950,195,147	$950,195,147	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2015

(unaudited)

DISCIPLINED VALUE SERIES (FORMERLY KNOWN AS DIVIDEND FOCUS SERIES)	SHARES	VALUE

COMMON STOCKS - 98.2%

Consumer Discretionary - 8.1%
Automobiles - 1.6%
Toyota Motor Corp. - ADR (Japan)	24,309	$3,132,215

Distributors - 0.3%
Genuine Parts Co.	6,185	574,834

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	35,545	3,285,780

Leisure Products - 0.2%
Mattel, Inc.	17,347	466,634

Media - 0.9%
Thomson Reuters Corp.	28,095	1,078,848
WPP plc - ADR (United Kingdom)	7,313	805,308

		1,884,156

Multiline Retail - 0.5%
Kohl’s Corp.	7,523	449,274
Nordstrom, Inc.	6,896	525,475

		974,749

Specialty Retail - 3.0%
The Gap, Inc.	13,473	554,953
The Home Depot, Inc.	43,412	4,533,081
L Brands, Inc.	10,428	882,522

		5,970,556

Total Consumer Discretionary		16,288,924

Consumer Staples - 22.5%
Beverages - 6.8%
The Coca-Cola Co.	144,681	5,956,517
Coca-Cola Enterprises, Inc.	9,251	389,467
Coca-Cola FEMSA S.A.B. de C.V. - ADR (Mexico)	7,509	610,407
Diageo plc - ADR (United Kingdom)	15,365	1,815,067
Dr. Pepper Snapple Group, Inc.	7,486	578,443
PepsiCo, Inc.	47,329	4,438,514

		13,788,415

Food & Staples Retailing - 3.9%
Sysco Corp.	21,680	849,206
Wal-Mart Stores, Inc.	81,661	6,939,552

		7,788,758

Food Products - 4.0%
Archer-Daniels-Midland Co.	21,330	994,618
ConAgra Foods, Inc.	16,364	579,776
General Mills, Inc.	22,406	1,175,867

1

Investment Portfolio - January 31, 2015

(unaudited)

DISCIPLINED VALUE SERIES (FORMERLY KNOWN AS DIVIDEND FOCUS SERIES)	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The J.M. Smucker Co.	5,336	$550,408
Kellogg Co.	13,388	877,985
Kraft Foods Group, Inc.	14,684	959,453
Unilever plc - ADR (United Kingdom)	67,208	2,955,136

		8,093,243

Household Products - 4.8%
The Clorox Co.	4,752	507,086
Colgate-Palmolive Co.	26,382	1,781,313
Kimberly-Clark Corp.	12,432	1,342,159
The Procter & Gamble Co.	71,734	6,046,459

		9,677,017

Tobacco - 3.0%
Lorillard, Inc.	15,361	1,007,835
Philip Morris International, Inc.	49,315	3,957,036
Reynolds American, Inc.	17,011	1,155,897

		6,120,768

Total Consumer Staples		45,468,201

Energy - 11.5%
Energy Equipment & Services - 0.2%
Transocean Ltd.	20,486	333,922

Oil, Gas & Consumable Fuels - 11.3%
CNOOC Ltd. - ADR (China)	11,121	1,480,761
ConocoPhillips	48,855	3,076,888
Exxon Mobil Corp.	84,771	7,410,681
Marathon Oil Corp.	34,459	916,609
Occidental Petroleum Corp.	25,794	2,063,520
Royal Dutch Shell plc - Class A - ADR (Netherlands)	83,225	5,114,176
Statoil ASA - ADR (Norway)	133,261	2,238,785
Ultrapar Participacoes SA - ADR (Brazil)	25,793	505,027

		22,806,447

Total Energy		23,140,369

Financials - 0.5%
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	18,886	1,015,500

Health Care - 19.7%
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	17,915	1,259,604

Pharmaceuticals - 19.1%
AbbVie, Inc.	38,954	2,350,874

2

Investment Portfolio - January 31, 2015

(unaudited)

DISCIPLINED VALUE SERIES (FORMERLY KNOWN AS DIVIDEND FOCUS SERIES)	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	32,301	$2,325,672
GlaxoSmithKline plc - ADR (United Kingdom)	82,551	3,632,244
Johnson & Johnson	71,136	7,123,559
Merck & Co., Inc.	92,986	5,605,196
Novartis AG - ADR (Switzerland)	67,240	6,549,176
Pfizer, Inc.	196,277	6,133,656
Sanofi - ADR (France)	70,053	3,228,743
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	25,669	1,459,539

		38,408,659

Total Health Care		39,668,263

Industrials - 13.2%
Aerospace & Defense - 3.7%
The Boeing Co.	20,781	3,020,934
General Dynamics Corp.	11,632	1,549,499
Lockheed Martin Corp.	9,215	1,735,830
Raytheon Co.	11,624	1,162,981

		7,469,244

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	15,603	1,542,200

Commercial Services & Supplies - 0.5%
Waste Management, Inc.	18,080	929,854

Electrical Equipment - 1.8%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	77,680	1,486,795
Eaton Corp. plc	12,631	796,890
Emerson Electric Co.	24,761	1,409,891

		3,693,576

Industrial Conglomerates - 3.7%
3M Co.	20,545	3,334,453
Koninklijke Philips N.V. - NY Shares (Netherlands)	38,527	1,062,960
Siemens AG - ADR (Germany)	28,913	3,024,011

		7,421,424

Machinery - 2.2%
Caterpillar, Inc.	18,362	1,468,409
Deere & Co.	11,601	988,289
Illinois Tool Works, Inc.	14,235	1,325,136
Stanley Black & Decker, Inc.	6,893	645,529

		4,427,363

3

Investment Portfolio - January 31, 2015

(unaudited)

DISCIPLINED VALUE SERIES (FORMERLY KNOWN AS DIVIDEND FOCUS SERIES)	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.5%
CSX Corp.	32,811	$1,092,606

Total Industrials		26,576,267

Information Technology - 17.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	108,702	2,865,928
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	123,393	1,496,757

		4,362,685

IT Services - 2.0%
Accenture plc - Class A	19,497	1,638,333
Automatic Data Processing, Inc.	17,522	1,446,091
Paychex, Inc.	11,752	531,895
Xerox Corp.	40,788	537,178

		4,153,497

Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	134,465	4,442,724
KLA-Tencor Corp.	7,099	436,375
Texas Instruments, Inc.	29,088	1,554,754

		6,433,853

Software - 4.5%
CA, Inc.	15,293	463,378
CDK Global, Inc.	5,580	251,993
Microsoft Corp.	191,578	7,739,751
Symantec Corp.	23,597	584,498

		9,039,620

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	76,643	8,979,494
Canon, Inc. - ADR (Japan)	42,757	1,347,273
Seagate Technology plc	9,377	529,238

		10,856,005

Total Information Technology		34,845,660

Materials - 1.9%
Chemicals - 1.3%
The Dow Chemical Co.	29,164	1,317,046
LyondellBasell Industries N.V. - Class A - ADR	17,517	1,385,420

		2,702,466

Metals & Mining - 0.2%
Teck Resources Ltd. - Class B (Canada)	33,473	431,132

4

Investment Portfolio - January 31, 2015

(unaudited)

DISCIPLINED VALUE SERIES (FORMERLY KNOWN AS DIVIDEND FOCUS SERIES)	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Paper & Forest Products - 0.4%
International Paper Co.	15,414	$811,701

Total Materials		3,945,299

Telecommunication Services - 3.5%
Diversified Telecommunication Services - 2.0%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	20,071	885,131
Verizon Communications, Inc.	69,063	3,156,870

		4,042,001

Wireless Telecommunication Services - 1.5%
NTT DOCOMO, Inc. - ADR (Japan)	137,682	2,324,072
SK Telecom Co. Ltd. - ADR (South Korea)	26,079	749,771

		3,073,843

Total Telecommunication Services		7,115,844

TOTAL COMMON STOCKS
(Identified Cost $163,130,795)		198,064,327

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.03%
(Identified Cost $3,313,738)	3,313,738	3,313,738

TOTAL INVESTMENTS - 99.8%
(Identified Cost $166,444,533)		201,378,065
OTHER ASSETS, LESS LIABILITIES - 0.2%		430,401

NET ASSETS - 100%		$201,808,466

ADR - American Depositary Receipt

1Rate shown is the current yield as of January 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$166,567,890
Unrealized appreciation	39,186,316
Unrealized depreciation	(4,376,141)

Net unrealized appreciation	$34,810,175

5

Investment Portfolio - January 31, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$16,288,924	$16,288,924	$—	$—
Consumer Staples	45,468,201	45,468,201	—	—
Energy	23,140,369	23,140,369	—	—
Financials	1,015,500	1,015,500	—	—
Health Care	39,668,263	39,668,263	—	—
Industrials	26,576,267	26,576,267	—	—
Information Technology	34,845,660	34,845,660	—	—
Materials	3,945,299	3,945,299	—	—
Telecommunication Services	7,115,844	7,115,844	—	—
Mutual fund	3,313,738	3,313,738	—	—

Total assets	$201,378,065	$201,378,065	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2015

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS - 107.9%

Consumer Discretionary - 27.5%
Hotels, Restaurants & Leisure - 1.8%
Yum! Brands, Inc.	6,480	$468,374

Household Durables - 1.8%
DR Horton, Inc.	7,410	181,693
Lennar Corp. - Class A	3,790	170,209
Toll Brothers, Inc.*	3,300	114,246

		466,148

Internet & Catalog Retail - 5.0%
Amazon.com, Inc.*	1,010	358,075
The Priceline Group, Inc.*	460	464,361
Shutterfly, Inc.*	7,080	310,600
TripAdvisor, Inc.*	3,000	201,030

		1,334,066

Media - 17.2%
AMC Networks, Inc. - Class A*	7,550	503,585
Discovery Communications, Inc. - Class A*	7,670	222,315
Gannett Co., Inc.	11,420	354,134
Liberty Global plc - Class A - ADR (United Kingdom)*	4,450	207,904
Liberty Global plc - Class C - ADR (United Kingdom)*	4,450	202,875
Nexstar Broadcasting Group, Inc. - Class A	3,290	164,155
Sinclair Broadcast Group, Inc. - Class A	9,780	241,957
Starz - Class A*	8,040	237,341
Time Warner, Inc.	7,240	564,213
Tribune Media Co. - Class A*	6,240	367,474
Twenty-First Century Fox, Inc. - Class A	26,810	889,020
Viacom, Inc. - Class B	9,090	585,578

		4,540,551

Textiles, Apparel & Luxury Goods - 1.7%
lululemon athletica, Inc.*	6,890	456,394

Total Consumer Discretionary		7,265,533

Consumer Staples - 14.4%
Beverages - 6.4%
AMBEV S.A. - ADR (Brazil)	78,960	519,557
Anheuser-Busch InBev N.V. (Belgium)[1]	4,130	503,718
The Coca-Cola Co.	8,370	344,593
Diageo plc (United Kingdom)[1]	10,660	315,544

		1,683,412

Food Products - 5.4%
Danone S.A. (France)[1]	2,890	193,949
Ingredion, Inc.	3,450	278,208

1

Investment Portfolio - January 31, 2015

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Mead Johnson Nutrition Co.	3,000	$295,470
Nestle S.A. (Switzerland)[1]	4,210	321,522
Unilever plc - ADR (United Kingdom)	7,500	329,775

		1,418,924

Household Products - 1.4%
Energizer Holdings, Inc.	2,970	380,190

Personal Products - 1.2%
Beiersdorf AG (Germany)[1]	3,670	322,119

Total Consumer Staples		3,804,645

Energy - 9.6%
Energy Equipment & Services - 4.3%
Cameron International Corp.*	10,130	453,621
Schlumberger Ltd.	6,090	501,755
Weatherford International plc - ADR*	17,650	182,325

		1,137,701

Oil, Gas & Consumable Fuels - 5.3%
Apache Corp.	4,050	253,409
EOG Resources, Inc.	4,090	364,133
Hess Corp.	6,940	468,381
Peabody Energy Corp.	27,260	169,830
Range Resources Corp.	2,880	133,258

		1,389,011

Total Energy		2,526,712

Financials - 4.6%
Banks - 0.6%
Popular, Inc.*	5,480	168,948

Consumer Finance - 0.7%
SLM Corp.	20,000	182,200

Real Estate Investment Trusts (REITS) - 2.5%
Plum Creek Timber Co., Inc.	7,050	313,866
Weyerhaeuser Co.	9,700	347,745

		661,611

Real Estate Management & Development - 0.8%
Realogy Holdings Corp.*	4,270	198,555

Total Financials		1,211,314

Health Care - 12.2%
Health Care Equipment & Supplies - 1.9%
Intuitive Surgical, Inc.*	550	271,964

2

Investment Portfolio - January 31, 2015

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	2,190	$239,936

		511,900

Health Care Providers & Services - 2.7%
Catamaran Corp.*	4,500	224,595
Express Scripts Holding Co.*	4,160	335,754
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,070	153,414

		713,763

Health Care Technology - 4.0%
Cerner Corp.*	15,890	1,054,301

Life Sciences Tools & Services - 1.2%
QIAGEN N.V. - ADR*	13,370	306,574

Pharmaceuticals - 2.4%
Johnson & Johnson	2,170	217,304
Sanofi - ADR (France)	9,270	427,254

		644,558

Total Health Care		3,231,096

Industrials - 7.7%
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	1,120	79,766

Building Products - 1.3%
Owens Corning	8,710	348,835

Industrial Conglomerates - 2.1%
General Electric Co.	22,870	546,364

Machinery - 2.3%
Joy Global, Inc.	7,570	317,486
Xylem, Inc.	8,430	287,463

		604,949

Trading Companies & Distributors - 1.7%
Fastenal Co.	9,970	442,668

Total Industrials		2,022,582

Information Technology - 24.2%
Communications Equipment - 2.0%
Juniper Networks, Inc.	23,430	532,564

Electronic Equipment, Instruments & Components - 0.8%
FLIR Systems, Inc.	7,080	213,816

Internet Software & Services - 7.3%
eBay, Inc.*	10,390	550,670
Facebook, Inc. - Class A*	1,730	131,324

3

Investment Portfolio - January 31, 2015

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
Google, Inc. - Class A*	760	$408,538
Google, Inc. - Class C*	770	411,580
HomeAway, Inc.*	4,200	107,058
LinkedIn Corp. - Class A*	1,410	316,883

		1,926,053

IT Services - 5.5%
Amdocs Ltd. - ADR	1,920	92,506
EVERTEC, Inc.	9,000	180,540
MasterCard, Inc. - Class A	4,900	401,947
VeriFone Systems, Inc.*	10,820	339,640
Visa, Inc. - Class A	1,730	440,994

		1,455,627

Software - 2.6%
ANSYS, Inc.*	3,830	308,966
Electronic Arts, Inc.*	6,600	362,076

		671,042

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	8,680	1,016,949
EMC Corp.	22,020	570,979

		1,587,928

Total Information Technology		6,387,030

Materials - 7.7%
Chemicals - 6.2%
Monsanto Co.	6,130	723,217
The Mosaic Co.	9,040	440,158
Potash Corp. of Saskatchewan, Inc. (Canada)	8,480	309,859
Tronox Ltd. - Class A	7,510	158,761

		1,631,995

Metals & Mining - 1.5%
Alcoa, Inc.	25,670	401,735

Total Materials		2,033,730

TOTAL COMMON STOCKS (Identified Cost $23,691,118)		28,482,642

4

Investment Portfolio - January 31, 2015

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03% (Identified Cost $ 362,717)	362,717	$362,717

TOTAL INVESTMENTS - 109.3%
(Identified Cost $ 24,053,835)		28,845,359
LIABILITIES, LESS OTHER ASSETS - (9.3%)		(2,446,756)

NET ASSETS - 100%		$26,398,603

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of January 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$24,101,194
Unrealized appreciation	5,578,746
Unrealized depreciation	(834,581)

Net unrealized appreciation	$4,744,165

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - January 31, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$7,265,533	$7,265,533	$—	$—
Consumer Staples	3,804,645	2,147,793	1,656,852	—
Energy	2,526,712	2,526,712	—	—
Financials	1,211,314	1,211,314	—	—
Health Care	3,231,096	3,077,682	153,414	—
Industrials	2,022,582	2,022,582	—	—
Information Technology	6,387,030	6,387,030	—	—
Materials	2,033,730	2,033,730	—	—
Mutual fund	362,717	362,717	—	—

Total assets	$28,845,359	$27,035,093	$1,810,266	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2015

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 97.5%

Consumer Discretionary - 17.7%
Diversified Consumer Services - 2.1%
Kroton Educacional S.A. (Brazil)	11,062,890	$50,712,214

Hotels, Restaurants & Leisure - 2.6%
Accor S.A. (France)[1]	1,248,800	62,086,298

Internet & Catalog Retail - 0.6%
Ocado Group plc (United Kingdom)*[1]	2,271,748	14,001,016

Media - 7.0%
ITV plc (United Kingdom)[1]	11,391,550	37,700,702
Liberty Global plc - Class A - ADR (United Kingdom)*	624,730	29,187,386
Modern Times Group AB - Class B (Sweden)[1]	421,325	11,924,256
Sky plc (United Kingdom)[1]	5,593,450	78,001,892
Societe Television Francaise 1 (France)[1]	820,810	12,921,027

		169,735,263

Specialty Retail - 2.2%
Kingfisher plc (United Kingdom)[1]	10,189,069	52,414,420

Textiles, Apparel & Luxury Goods - 3.2%
Adidas AG (Germany)[1]	750,230	51,621,080
lululemon athletica, Inc. (United States)*	406,830	26,948,419

		78,569,499

Total Consumer Discretionary		427,518,710

Consumer Staples - 22.4%
Beverages - 10.1%
AMBEV S.A. - ADR (Brazil)	6,219,135	40,921,908
Anheuser-Busch InBev N.V. (Belgium)[1]	433,460	52,867,201
Carlsberg A/S - Class B (Denmark)[1]	307,300	22,565,200
Diageo plc (United Kingdom)[1]	1,921,490	56,877,518
Remy Cointreau S.A. (France)[1]	195,510	14,470,261
SABMiller plc (United Kingdom)[1]	1,052,192	57,309,142

		245,011,230

Food & Staples Retailing - 4.0%
Carrefour S.A. (France)[1]	1,853,145	58,069,619
Tesco plc (United Kingdom)[1]	11,324,252	38,294,940

		96,364,559

Food Products - 5.3%
Charoen Pokphand Foods PCL (Thailand)[1]	13,650,690	10,497,973
Danone S.A. (France)[1]	891,690	59,841,788
Nestle S.A. (Switzerland)[1]	356,030	27,190,359
Unilever plc - ADR (United Kingdom)	679,120	29,860,906

		127,391,026

1

Investment Portfolio - January 31, 2015

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 1.2%
Beiersdorf AG (Germany)[1]	320,700	$28,148,078

Tobacco - 1.8%
Imperial Tobacco Group plc (United Kingdom)[1]	600,990	28,227,998
Swedish Match AB (Sweden)[1]	453,740	14,772,384

		43,000,382

Total Consumer Staples		539,915,275

Energy - 8.8%
Energy Equipment & Services - 4.1%
CGG S.A. (France)*[1]	1,055,247	5,845,897
Petroleum Geo-Services ASA (Norway)[1]	2,473,040	13,446,644
Schlumberger Ltd. (United States)	846,070	69,707,707
Trican Well Service Ltd. (Canada)	2,060,940	7,947,278
Trican Well Service Ltd. - ADR (Canada)	83,360	322,328

		97,269,854

Oil, Gas & Consumable Fuels - 4.7%
Cameco Corp. (Canada)	3,040,760	42,631,455
Encana Corp. (Canada)	4,350,545	53,250,671
Koninklijke Vopak N.V. (Netherlands)[1]	134,946	7,525,564
Whitehaven Coal Ltd. (Australia)*[1]	11,031,516	10,532,612

		113,940,302

Total Energy		211,210,156

Financials - 5.0%
Banks - 1.7%
HSBC Holdings plc (United Kingdom)[1]	4,382,490	40,096,448

Capital Markets - 0.8%
CETIP S.A. - Mercados Organizados (Brazil)	1,590,662	20,422,363

Insurance - 2.5%
Admiral Group plc (United Kingdom)[1]	2,715,074	59,065,161

Total Financials		119,583,972

Health Care - 14.1%
Health Care Equipment & Supplies - 1.9%
BioMerieux (France)[1]	136,630	14,918,818
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	40,428,000	31,759,158

		46,677,976

Health Care Providers & Services - 3.4%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	678,010	50,249,326
Life Healthcare Group Holdings Ltd. (South Africa)[1]	8,584,563	31,946,982

		82,196,308

2

Investment Portfolio - January 31, 2015

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 1.1%
QIAGEN N.V. (United States)*[1]	1,104,586	$25,271,909
QIAGEN N.V. - ADR (United States)*	3,340	76,586

		25,348,495

Pharmaceuticals - 7.7%
Novo Nordisk A/S - Class B (Denmark)[1]	940,515	41,919,419
Otsuka Holdings Co. Ltd. (Japan)[1]	1,089,420	33,705,663
Roche Holding AG (Switzerland)[1]	217,100	58,512,235
Sanofi (France)[1]	558,987	51,504,764

		185,642,081

Total Health Care		339,864,860

Industrials - 9.8%
Airlines - 2.0%
Latam Airlines Group S.A. - ADR (Chile)*	1,090,861	11,312,229
Ryanair Holdings plc - ADR (Ireland)*	550,100	36,295,598

		47,607,827

Commercial Services & Supplies - 1.4%
Aggreko plc (United Kingdom)[1]	1,491,923	34,794,813

Electrical Equipment - 1.7%
Nexans S.A. (France)*[1]	646,980	20,377,031
Schneider Electric SE (France)[1]	265,066	19,925,391

		40,302,422

Machinery - 2.4%
SKF AB - Class B (Sweden)[1]	2,433,630	57,365,244

Professional Services - 0.7%
SGS S.A. (Switzerland)[1]	9,440	17,906,691

Trading Companies & Distributors - 1.6%
Brenntag AG (Germany)[1]	686,430	37,365,758

Total Industrials		235,342,755

Information Technology - 6.2%
Internet Software & Services - 4.6%
Qihoo 360 Technology Co. Ltd. - ADR (China)*	1,011,180	59,174,254
Tencent Holdings Ltd. - Class H (China)[1]	3,138,800	52,940,748

		112,115,002

IT Services - 1.6%
Amdocs Ltd. - ADR (United States)	787,720	37,952,350

Total Information Technology		150,067,352

3

Investment Portfolio - January 31, 2015

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 11.9%
Chemicals - 3.7%
Potash Corp. of Saskatchewan, Inc. (Canada)	360,582	$13,175,666
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	547,260	13,057,624
Syngenta AG (Switzerland)[1]	109,003	35,505,966
Umicore S.A. (Belgium)[1]	661,940	27,722,603

		89,461,859

Construction Materials - 2.8%
CRH plc (Ireland)[1]	1,622,433	39,196,399
Holcim Ltd. (Switzerland)[1]	398,310	27,846,999

		67,043,398

Metals & Mining - 5.4%
Alumina Ltd. (Australia)*[1]	13,256,100	19,841,944
Iluka Resources Ltd. (Australia)[1]	2,294,810	12,462,332
Norsk Hydro ASA (Norway)[1]	4,839,634	28,441,278
Teck Resources Ltd. - Class B (Canada)	3,129,180	40,303,838
ThyssenKrupp AG (Germany)[1]	1,121,010	29,122,227

		130,171,619

Total Materials		286,676,876

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	1,798,340	38,466,493

TOTAL COMMON STOCKS
(Identified Cost $2,388,900,925)		2,348,646,449

PREFERRED STOCKS - 0.6%

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro S.A. - ADR (Brazil)
(Identified Cost $29,835,327)	2,347,527	14,437,291

SHORT-TERM INVESTMENT - 2.9%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%
(Identified Cost $69,767,842)	69,767,842	69,767,842

TOTAL INVESTMENTS - 101.0%
(Identified Cost $2,488,504,094)		2,432,851,582
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(23,140,658)

NET ASSETS - 100%		$2,409,710,924

4

Investment Portfolio - January 31, 2015

(unaudited)

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of January 31, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 23.1%; France - 13.3%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$2,497,156,933
Unrealized appreciation	211,536,492
Unrealized depreciation	(275,841,843)

Net unrealized depreciation	$(64,305,351)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$427,518,710	$106,848,019	$320,670,691	$—
Consumer Staples	539,915,275	70,782,814	469,132,461	—
Energy	211,210,156	173,859,439	37,350,717	—
Financials	119,583,972	20,422,363	99,161,609	—
Health Care	339,864,860	76,586	339,788,274	—
Industrials	235,342,755	47,607,827	187,734,928	—
Information Technology	150,067,352	97,126,604	52,940,748	—
Materials	286,676,876	66,537,128	220,139,748	—
Telecommunication Services	38,466,493	38,466,493	—	—
Preferred securities:
Energy	14,437,291	14,437,291	—	—
Mutual fund	69,767,842	69,767,842	—	—

Total assets	$2,432,851,582	$705,932,406	$1,726,919,176	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

5

Investment Portfolio - January 31, 2015

(unaudited)

There were no Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 31.5%
Consumer Discretionary - 6.7%
Auto Components - 0.0%##
Halla Holdings Corp. (South Korea)[1]	2,240	$128,976
Mando Corp. (South Korea)*[1]	1,169	176,220

		305,196

Automobiles - 0.1%
Hyundai Motor Co. (South Korea)[1]	1,890	290,463
Toyota Motor Corp. - ADR (Japan)	13,697	1,764,858

		2,055,321

Diversified Consumer Services - 0.2%
Apollo Education Group, Inc.*	124,520	3,145,375
Kroton Educacional S.A. (Brazil)	101,910	467,155

		3,612,530

Hotels, Restaurants & Leisure - 0.5%
Accor S.A. (France)[1]	5,220	259,522
Arcos Dorados Holdings, Inc. - Class A (Argentina)	36,930	204,961
Hyatt Hotels Corp. - Class A*	6,300	354,438
McDonald’s Corp.	17,436	1,611,784
SeaWorld Entertainment, Inc.	65,190	1,141,477
Whistler Blackcomb Holdings, Inc. (Canada)	35,300	555,044
Yum! Brands, Inc.	66,000	4,770,480

		8,897,706

Household Durables - 0.5%
DR Horton, Inc.	95,403	2,339,282
Lennar Corp. - Class A	60,510	2,717,504
LG Electronics, Inc. (South Korea)[1]	2,240	124,098
Toll Brothers, Inc.*	66,110	2,288,728
TRI Pointe Homes, Inc.*	13,920	199,474
WCI Communities, Inc.*	5,100	98,481

		7,767,567

Internet & Catalog Retail - 1.1%
Amazon.com, Inc.*[12]	15,800	5,601,574
The Priceline Group, Inc.*	8,300	8,378,684
TripAdvisor, Inc.*	65,040	4,358,330

		18,338,588

Media - 3.6%
AMC Networks, Inc. - Class A*	160,470	10,703,349
Gannett Co., Inc.	217,620	6,748,396
Global Mediacom Tbk PT (Indonesia)[1]	1,443,950	210,610
Liberty Global plc - Class A - ADR (United Kingdom)*	69,570	3,250,310
Sinclair Broadcast Group, Inc. - Class A	180,740	4,471,508

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media (continued)
Starz - Class A*	173,240	$5,114,045
Time Warner, Inc.	94,520	7,365,944
Tribune Media Co. - Class A*	60,730	3,576,390
Twenty-First Century Fox, Inc. - Class A12	272,730	9,043,727
Viacom, Inc. - Class B	134,270	8,649,673

		59,133,952

Specialty Retail - 0.2%
China ZhengTong Auto Services Holdings Ltd. (China)[1]	417,000	208,740
Groupe Fnac S.A. (France)*[1]	69	3,480
The Home Depot, Inc.	22,610	2,360,936
Sa Sa International Holdings Ltd. (Hong Kong)[1]	169,510	109,502

		2,682,658

Textiles, Apparel & Luxury Goods - 0.5%
Belle International Holdings Ltd. (Hong Kong)[1]	226,890	256,825
lululemon athletica, Inc.*	131,150	8,687,376

		8,944,201

Total Consumer Discretionary		111,737,719

Consumer Staples - 3.2%
Beverages - 1.7%
AMBEV S.A. - ADR (Brazil)	628,250	4,133,885
Anheuser-Busch InBev N.V. (Belgium)[1]	67,740	8,261,948
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,190	315,265
The Coca-Cola Co.	82,723	3,405,706
Diageo plc (United Kingdom)[1]	236,510	7,000,870
Diageo plc - ADR (United Kingdom)	8,962	1,058,681
Dr. Pepper Snapple Group, Inc.	4,900	378,623
Molson Coors Brewing Co. - Class B	17,390	1,320,423
PepsiCo, Inc.	33,504	3,142,005
SABMiller plc (United Kingdom)[1]	1,640	89,325

		29,106,731

Food & Staples Retailing - 0.3%
Raia Drogasil S.A. (Brazil)	21,400	206,164
Wal-Mart Stores, Inc.	55,295	4,698,969

		4,905,133

Food Products - 0.5%
Charoen Pokphand Foods PCL (Thailand)[1]	323,510	248,793
ConAgra Foods, Inc.	30,541	1,082,068

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Ingredion, Inc.	2,000	$161,280
M Dias Branco S.A. (Brazil)	4,860	149,970
Unilever plc - ADR (United Kingdom)	157,219	6,912,919

		8,555,030

Household Products - 0.4%
Colgate-Palmolive Co.	13,810	932,451
Energizer Holdings, Inc.	13,640	1,746,056
Kimberly-Clark Corp.	6,822	736,503
The Procter & Gamble Co.	39,229	3,306,612

		6,721,622

Personal Products - 0.0%##
Natura Cosmeticos S.A. (Brazil)	22,010	257,156

Tobacco - 0.3%
Philip Morris International, Inc.	53,113	4,261,787

Total Consumer Staples		53,807,459

Energy - 3.1%
Energy Equipment & Services - 0.9%
Cameron International Corp.*	121,460	5,438,979
Core Laboratories N.V. - ADR	1,230	114,083
Oceaneering International, Inc.	1,560	81,682
Schlumberger Ltd.	75,760	6,241,866
Spectrum ASA (Norway)[1]	11,090	42,919
SPT Energy Group, Inc. - Class H (China)[1]	618,800	98,928
TGS Nopec Geophysical Co. ASA (Norway)[1]	1,990	46,159
Weatherford International plc - ADR*	352,530	3,641,635

		15,706,251

Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.	31,260	1,955,938
BP plc - ADR (United Kingdom)	22,280	865,132
Cameco Corp. (Canada).	5,710	80,345
Chevron Corp.	13,890	1,424,142
Cloud Peak Energy, Inc.*	20,270	137,633
CNOOC Ltd. - ADR (China)	4,350	579,203
Concho Resources, Inc.*	590	65,401
ConocoPhillips	30,540	1,923,409
Continental Resources, Inc.*	1,520	69,008
Cosan S.A. Industria e Comercio (Brazil)	20,030	183,112
Denbury Resources, Inc.	9,400	64,860
Diamondback Energy, Inc.*	930	64,161
Encana Corp. (Canada)	6,660	81,518

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Energen Corp.	970	$61,517
EOG Resources, Inc.	17,560	1,563,367
Exxon Mobil Corp.	64,390	5,628,974
Hess Corp.	150,340	10,146,447
Koninklijke Vopak N.V. (Netherlands)[1]	2,910	162,283
Occidental Petroleum Corp.	10,330	826,400
Pacific Rubiales Energy Corp. (Colombia)	22,090	51,283
Parsley Energy, Inc. - Class A*	3,820	64,061
Peabody Energy Corp.	666,090	4,149,741
Pioneer Natural Resources Co.	420	63,223
Range Resources Corp.	41,540	1,922,056
Royal Dutch Shell plc - Class A - ADR (Netherlands)	38,999	2,396,489
RSP Permian, Inc.*	2,250	60,300
Statoil ASA - ADR (Norway)	40,660	683,088
Total S.A. (France)[1]	16,600	852,084

		36,125,175

Total Energy		51,831,426

Financials - 4.2%
Banks - 1.0%
BankUnited, Inc.	18,190	503,135
Citigroup, Inc.	46,147	2,166,602
HSBC Holdings plc (United Kingdom)[1]	754,230	6,900,631
ICICI Bank Ltd. - ADR (India)	17,500	210,175
JPMorgan Chase & Co.	13,500	734,130
Popular, Inc.*	107,520	3,314,842
U.S. Bancorp	17,600	737,616
Wells Fargo & Co.	25,150	1,305,788

		15,872,919

Capital Markets - 0.1%
American Capital Ltd.*	26,730	373,953
Apollo Investment Corp.	52,930	376,862
Ares Capital Corp.	25,200	419,580
BlackRock Kelso Capital Corp.	49,030	393,221
MCG Capital Corp.	101,160	377,327
PennantPark Investment Corp.	41,930	351,793

		2,292,736

Consumer Finance - 0.3%
SLM Corp.	486,320	4,430,375

Diversified Financial Services - 0.0%##
Berkshire Hathaway, Inc. - Class B*	570	82,029

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Diversified Financial Services (continued)
JSE Ltd. (South Africa)[1]	40,430	$424,680

		506,709

Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	90,000	1,957,908
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	76,420	57,530
Principal Financial Group, Inc.	31,400	1,473,602
The Progressive Corp.	29,690	770,455

		4,259,495

Real Estate Investment Trusts (REITS) - 2.2%
Agree Realty Corp.	14,660	507,822
Alexandria Real Estate Equities, Inc.	4,680	456,394
American Campus Communities, Inc.	13,230	581,591
Apartment Investment & Management Co. - Class A	10,840	432,082
Associated Estates Realty Corp.	16,180	403,044
AvalonBay Communities, Inc.	2,130	368,469
BioMed Realty Trust, Inc.	16,570	405,136
Boston Properties, Inc.	2,040	283,152
Brixmor Property Group, Inc.	18,460	500,266
Camden Property Trust	4,250	327,462
CatchMark Timber Trust, Inc. - Class A	91,090	1,048,446
Chesapeake Lodging Trust	13,560	497,923
CoreSite Realty Corp.	7,960	348,728
Corporate Office Properties Trust	7,490	224,700
Crown Castle International Corp.	2,620	226,656
CubeSmart	11,090	273,258
DDR Corp.	25,860	506,856
Digital Realty Trust, Inc.	6,220	453,687
Duke Realty Corp.	17,710	386,609
DuPont Fabros Technology, Inc.	9,280	345,773
Education Realty Trust, Inc.	9,443	326,728
Equity LifeStyle Properties, Inc.	4,700	257,231
Equity One, Inc.	14,430	393,073
Equity Residential	5,080	394,259
Essex Property Trust, Inc.	1,780	402,369
Excel Trust, Inc.	22,570	316,883
Extra Space Storage, Inc.	3,440	227,040
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	113,760	139,719
General Growth Properties, Inc.	13,040	393,547
HCP, Inc.	7,760	366,970

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Health Care REIT, Inc.	4,620	$378,609
Healthcare Trust of America, Inc. - Class A	9,650	284,289
Home Properties, Inc.	3,490	246,045
Host Hotels & Resorts, Inc.	19,010	435,139
Inland Real Estate Corp.	21,450	244,101
Kimco Realty Corp.	18,240	504,336
Kite Realty Group Trust	8,217	251,112
Lamar Advertising Co. - Class A	28,360	1,588,727
LaSalle Hotel Properties	11,650	471,359
Mack-Cali Realty Corp.	28,346	553,030
Mid-America Apartment Communities, Inc.	5,240	415,637
Outfront Media, Inc.	59,570	1,688,809
Paramount Group, Inc.*	15,840	306,504
Pebblebrook Hotel Trust	5,270	244,739
Pennsylvania Real Estate Investment Trust	5,000	119,650
Physicians Realty Trust	48,920	862,949
Plum Creek Timber Co., Inc.	62,000	2,760,240
Public Storage	2,270	455,907
Sabra Health Care REIT, Inc.	8,250	269,775
Scentre Group (Australia)*[1]	49,081	144,214
Simon Property Group, Inc.	6,830	1,356,848
Sovran Self Storage, Inc.	5,610	531,547
UDR, Inc.	11,730	390,140
Urban Edge Properties	10,580	251,169
Ventas, Inc.	4,780	381,492
Washington Real Estate Investment Trust	7,950	228,245
Westfield Corp. (Australia)[1]	84,510	644,657
Weyerhaeuser Co.	227,890	8,169,857
WP GLIMCHER, Inc.	14,195	250,968

		36,225,967

Real Estate Management & Development - 0.3%
BR Malls Participacoes S.A. (Brazil)	15,400	87,410
First Capital Realty, Inc. (Canada)	15,390	236,415
Forest City Enterprises, Inc. - Class A*	14,800	362,600
Forestar Group, Inc.*	15,600	207,012
General Shopping Brasil S.A. (Brazil)*	58,200	129,924
Realogy Holdings Corp.*	102,620	4,771,830

		5,795,191

Total Financials		69,383,392

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 3.6%
Biotechnology - 0.0%##
Green Cross Corp. (South Korea)[1]	4,640	$587,843

Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	9,869	693,889
Neogen Corp.*	1,740	80,214
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)[1]	571,800	449,191

		1,223,294

Health Care Providers & Services - 0.8%
Air Methods Corp.*	1,760	73,128
Catamaran Corp.*	154,400	7,706,104
Express Scripts Holding Co.*	54,500	4,398,695
KPJ Healthcare Berhad (Malaysia)[1]	235,690	254,790
Life Healthcare Group Holdings Ltd. (South Africa)[1]	91,730	341,368
Siloam International Hospitals Tbk PT (Indonesia)*[1]	238,340	252,122

		13,026,207

Health Care Technology - 0.7%
Cerner Corp.*	174,170	11,556,179

Pharmaceuticals - 2.0%
AbbVie, Inc.	22,315	1,346,710
Eli Lilly & Co.	16,875	1,215,000
GlaxoSmithKline plc - ADR (United Kingdom)	46,677	2,053,788
Johnson & Johnson	107,429	10,757,940
Merck & Co., Inc.	45,777	2,759,438
Novartis AG - ADR (Switzerland)	33,684	3,280,822
Pfizer, Inc.	97,970	3,061,563
Sanofi (France)[1]	16,670	1,535,965
Sanofi - ADR (France)	166,187	7,659,559
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	11,520	655,027

		34,325,812

Total Health Care		60,719,335

Industrials - 2.3%
Aerospace & Defense - 0.2%
The Boeing Co.	10,436	1,517,081
Lockheed Martin Corp.	4,480	843,898

		2,360,979

Air Freight & Logistics - 0.1%
United Parcel Service, Inc. - Class B	21,083	2,083,844

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Airlines - 0.0%##
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	85,090	$382,905
Latam Airlines Group S.A. - ADR (Chile)*	25,545	264,902

		647,807

Commercial Services & Supplies - 0.1%
MiX Telematics Ltd. - ADR (South Africa)*	44,760	262,741
Rollins, Inc.	2,570	84,939
Waste Management, Inc.	37,130	1,909,596

		2,257,276

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	41,022	785,161
Emerson Electric Co.	11,950	680,433
Franklin Electric Co., Inc.	2,430	83,130
Polypore International, Inc.*	1,930	86,310

		1,635,034

Industrial Conglomerates - 1.0%
3M Co.	11,878	1,927,799
General Electric Co.	550,380	13,148,578
Siemens AG - ADR (Germany)	16,253	1,699,901

		16,776,278

Machinery - 0.6%
AGCO Corp.	3,400	147,356
Caterpillar, Inc.	9,123	729,566
Deere & Co.	730	62,189
Donaldson Co., Inc.	14,360	525,002
FANUC Corp. (Japan)[1]	770	129,313
Flowserve Corp.	21,830	1,189,517
Illinois Tool Works, Inc.	7,530	700,968
Joy Global, Inc.	129,000	5,410,260
Pall Corp.	2,090	202,228
Pentair plc (United Kingdom)	3,230	199,646
Sany Heavy Equipment International Holdings Co. Ltd. - Class H (China)*[1]	854,220	184,016
Xylem, Inc.	6,060	206,646

		9,686,707

Marine - 0.0%##
Sinotrans Shipping Ltd. - Class H (China)*[1]	1,084,740	245,346

Professional Services - 0.0%##
SGS S.A. (Switzerland)[1]	40	75,876

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail - 0.1%
Kansas City Southern	1,130	$124,402
Union Pacific Corp.	12,830	1,503,804

		1,628,206

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	3,190	173,647
Fastenal Co.	26,530	1,177,932

		1,351,579

Total Industrials		38,748,932

Information Technology - 5.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	92,948	2,450,574
Juniper Networks, Inc.	624,890	14,203,750
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	66,324	804,510

		17,458,834

Electronic Equipment, Instruments & Components - 0.0%##
Cognex Corp.*	2,260	83,055

Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. - ADR
(China)*	2,540	226,263
eBay, Inc.*	155,030	8,216,590
Google, Inc. - Class A*	7,500	4,031,625
Google, Inc. - Class C*	14,480	7,739,850
Qihoo 360 Technology Co. Ltd. -
ADR (China)*	5,210	304,889
Tencent Holdings Ltd. - Class H
(China)[1]	17,000	286,731
Youku Tudou, Inc. - ADR (China)*	8,130	136,259

		20,942,207

IT Services - 0.9%
Accenture plc - Class A	10,310	866,349
Automatic Data Processing, Inc.	10,170	839,330
Broadridge Financial Solutions, Inc.	16,466	790,203
InterXion Holding N.V. - ADR
(Netherlands)*	4,000	109,160
MasterCard, Inc. - Class A	48,600	3,986,658
VeriFone Systems, Inc.*	129,950	4,079,131
Visa, Inc. - Class A12	10,390	2,648,515
Xerox Corp	130,840	1,723,163

		15,042,509

Semiconductors & Semiconductor Equipment - 0.2%
GCL-Poly Energy Holdings Ltd.
(Hong Kong)*[1]	271,280	58,904

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	83,126	$2,746,483
REC Silicon ASA (Norway)*[1]	281,790	60,176
Texas Instruments, Inc.	18,271	976,585

		3,842,148

Software - 0.9%
Aspen Technology, Inc.*	1,250	44,181
AVEVA Group plc (United Kingdom)[1]	8,580	169,682
CDK Global, Inc.	2,896	130,783
Electronic Arts, Inc.*	190,960	10,476,066
Microsoft Corp.	78,802	3,183,601
Nuance Communications, Inc.*	6,230	85,631
Totvs S.A. (Brazil)	14,830	185,537

		14,275,481

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	46,577	5,456,961
Canon, Inc. - ADR (Japan)	24,528	772,877
EMC Corp.[12]	621,440	16,113,939
Samsung Electronics Co. Ltd. (South Korea)[1]	390	484,146
Stratasys Ltd.*	1,120	89,029

		22,916,952

Total Information Technology		94,561,186

Materials - 2.4%
Chemicals - 1.6%
The Dow Chemical Co.	58,218	2,629,125
Monsanto Co.	122,280	14,426,594
The Mosaic Co.	158,460	7,715,417
Novozymes A/S - Class B (Denmark)[1]	1,980	90,297
Potash Corp. of Saskatchewan, Inc. (Canada)	10,770	393,536
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	15,500	369,830
Syngenta AG (Switzerland)[1]	450	146,580
Tronox Ltd. - Class A	3,850	81,389
Umicore S.A. (Belgium)[1]	3,360	140,720
Wacker Chemie AG (Germany)[1]	840	89,942
Yingde Gases Group Co. Ltd. - Class H (China)[1]	229,000	154,303

		26,237,733

Containers & Packaging - 0.3%
Avery Dennison Corp.	32,040	1,674,731
Bemis Co., Inc.	20,260	897,518

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Containers & Packaging (continued)
Graphic Packaging Holding Co.*	55,950	$810,156
Sonoco Products Co.	27,310	1,207,102

		4,589,507

Metals & Mining - 0.5%
Alcoa, Inc.	443,420	6,939,523
Alumina Ltd. (Australia)*[1]	79,770	119,401
Iluka Resources Ltd. (Australia)[1]	16,470	89,443
Impala Platinum Holdings Ltd. (South Africa)*[1]	37,660	244,343
Jastrzebska Spolka Weglowa S.A. (Poland)*[1]	32,960	188,285
Norsk Hydro ASA (Norway)[1]	11,640	68,405
Stillwater Mining Co.*	11,880	162,400
Teck Resources Ltd. - Class B (Canada)	6,850	88,228

		7,900,028

Paper & Forest Products - 0.0%##
International Paper Co.	15,240	802,538

Total Materials		39,529,806

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	32,409	1,481,415

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	19,910	425,875
China Mobile Ltd. - Class H (China)[1]	37,180	487,374
NTT DOCOMO, Inc. - ADR (Japan)	60,880	1,027,654

		1,940,903

Total Telecommunication Services		3,422,318

Utilities - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	21,600	778,464
Northeast Utilities	13,330	740,881

		1,519,345

Multi-Utilities - 0.0%##
CMS Energy Corp.	19,947	752,600

Total Utilities		2,271,945

TOTAL COMMON STOCKS
(Identified Cost $495,936,676)		526,013,518

	SHARES/ PRINCIPAL AMOUNT[4]	VALUE

PREFERRED STOCKS - 0.2%
Energy - 0.0%##
Oil, Gas & Consumable Fuels - 0.0%##
Petroleo Brasileiro S.A. - ADR (Brazil)	37,740	$232,101

Financials - 0.2%
Banks - 0.1%
U.S. Bancorp., Series F (non-cumulative), 6.50%[2]	45,425	1,343,671

Insurance - 0.1%
Principal Financial Group, Inc.,
Series A (non-cumulative), 5.563%[2]	19,200	1,939,392

Real Estate Investment Trusts (REITS) - 0.0%##
Public Storage, Series Q, 6.50%	18,560	502,791

Total Financials		3,785,854

TOTAL PREFERRED STOCKS
(Identified Cost $3,973,330)		4,017,955

LOAN ASSIGNMENTS - 0.2%

Alere, Inc., Term B3, 4.25%, 6/30/2017	1,572,875	1,570,516
Valeant Pharmaceuticals International, Inc., Term Loan D2[11], 0.00%, 2/13/2019	2,000,000	1,985,320

TOTAL LOAN ASSIGNMENTS
(Identified Cost $3,565,928)		3,555,836

CORPORATE BONDS - 31.0%
Convertible Corporate Bonds - 0.1%
Consumer Discretionary - 0.1%
Internet & Catalog Retail - 0.1%
The Priceline Group, Inc., 0.35%, 6/15/2020
(Identified Cost $1,546,463)	1,265,000	1,357,503

Non-Convertible Corporate Bonds - 30.9%
Consumer Discretionary - 3.8%
Auto Components - 0.3%
Delphi Corp., 5.00%, 2/15/2023	1,570,000	1,672,050
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	2,860,000	2,845,701
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	935,000	956,037

		5,473,788

Automobiles - 0.4%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	500,000	560,075

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	3,030,000	$3,313,347
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,825,000	2,292,010

		6,165,432

Diversified Consumer Services - 0.3%
Block Financial LLC, 5.50%, 11/1/2022	4,990,000	5,555,886

Hotels, Restaurants & Leisure - 0.5%
International Game Technology, 7.50%, 6/15/2019	6,375,000	6,818,190
MGM Resorts International, 6.00%, 3/15/2023	805,000	813,050
Yum! Brands, Inc., 6.25%, 4/15/2016	1,000,000	1,061,064

		8,692,304

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	660,000	669,900
Newell Rubbermaid, Inc., 2.875%, 12/1/2019	800,000	816,512
NVR, Inc., 3.95%, 9/15/2022	1,070,000	1,126,625
TRI Pointe Holdings, Inc.[5], 4.375%, 6/15/2019	845,000	804,863
Tupperware Brands Corp., 4.75%, 6/1/2021	4,105,000	4,472,348
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,065,000	1,006,425

		8,896,673

Media - 1.5%
21st Century Fox America, Inc., 6.90%, 3/1/2019	1,255,000	1,499,296
Cogeco Cable, Inc. (Canada)[5], 4.875%, 5/1/2020	1,005,000	1,012,537
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	1,185,000	1,219,069
Comcast Corp., 5.15%, 3/1/2020	500,000	577,435
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	3,140,000	3,557,209
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,490,000	1,617,733

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Discovery Communications LLC, 5.05%, 6/1/2020	2,880,000	$3,222,377
Gannett Co., Inc.[5], 4.875%, 9/15/2021	970,000	970,000
Sirius XM Radio, Inc.[5], 4.25%, 5/15/2020	660,000	643,500
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,700,378
Time Warner, Inc., 4.75%, 3/29/2021	3,370,000	3,785,245
The Walt Disney Co., 2.75%, 8/16/2021	400,000	417,378

		24,222,157

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,575,000	1,584,929
Target Corp., 3.875%, 7/15/2020	535,000	593,485

		2,178,414

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,525,000	1,575,258

Textiles, Apparel & Luxury Goods - 0.0%##
VF Corp., 5.95%, 11/1/2017	485,000	547,642

Total Consumer Discretionary		63,307,554

Consumer Staples - 1.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,215,000	1,490,216
Beam Suntory, Inc., 1.75%, 6/15/2018	1,308,000	1,311,074
DS Services of America, Inc.[5], 10.00%, 9/1/2021	600,000	689,250
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	122,752
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	2,765,000	3,231,928
SABMiller plc (United Kingdom)[5], 6.50%, 7/15/2018	1,170,000	1,348,846

		8,194,066

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[5], 5.375%, 7/15/2022	940,000	932,950
KeHE Distributors LLC - KeHE Finance Corp.[5], 7.625%, 8/15/2021	630,000	667,800

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	680,000	$742,900

		2,343,650

Food Products - 0.1%
General Mills, Inc., 5.65%, 2/15/2019	375,000	429,998
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020	1,190,000	1,213,800

		1,643,798

Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	1,300,000	1,381,206
Harbinger Group, Inc., 7.875%, 7/15/2019	1,125,000	1,186,875
Harbinger Group, Inc., 7.75%, 1/15/2022	800,000	804,000

		3,372,081

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	725,000	769,406

Total Consumer Staples		16,323,001

Energy - 1.9%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,235,000	1,486,544
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	800,000	684,000
Parker Drilling Co., 6.75%, 7/15/2022	1,085,000	781,200
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	450,000	498,550
Seventy Seven Operating LLC, 6.625%, 11/15/2019	625,000	453,125
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	880,000	695,200
US Shale Solutions, Inc.[5], 12.50%, 9/1/2017	485,000	373,450
Weatherford International Ltd., 9.625%, 3/1/2019	3,425,000	3,651,341

		8,623,410

Oil, Gas & Consumable Fuels - 1.4%
Buckeye Partners LP, 4.15%, 7/1/2023	1,145,000	1,145,807

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	1,040,000	$473,200
FTS International, Inc.[5], 6.25%, 5/1/2022	610,000	457,500
Ithaca Energy, Inc. (United Kingdom)[5], 8.125%, 7/1/2019	885,000	681,450
Kinder Morgan, Inc., 7.00%, 6/15/2017	1,915,000	2,111,287
Kinder Morgan, Inc.[5], 5.625%, 11/15/2023	1,400,000	1,538,662
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,105,000	1,127,100
Petrobras Global Finance B.V. (Brazil)[3], 1.881%, 5/20/2016	4,115,000	3,806,375
Petrobras International Finance Co. S.A. (Brazil), 3.875%, 1/27/2016	4,930,000	4,797,383
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	1,345,000	1,454,617
Petroleos Mexicanos (Mexico)[5], 4.50%, 1/23/2026	2,880,000	2,875,680
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,120,000	1,121,400
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	2,225,000	2,151,664

		23,742,125

Total Energy		32,365,535

Financials - 17.5%
Banks - 6.2%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[3], 9.00%, 5/29/2049	3,200,000	3,476,320
Banco Santander S.A. (Spain)[3], 6.375%, 5/29/2049	2,400,000	2,352,000
Bank of America Corp., 6.50%, 8/1/2016	2,000,000	2,153,140
Bank of America Corp., 5.75%, 8/15/2016	1,425,000	1,514,946
Bank of America Corp., 6.875%, 4/25/2018	7,420,000	8,548,352
Bank of America Corp., 7.625%, 6/1/2019	1,760,000	2,152,484
Bank of Montreal (Canada)[5], 2.625%, 1/25/2016	2,965,000	3,027,642
Bank of Montreal (Canada)[5], 1.95%, 1/30/2017	5,000,000	5,106,235
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020	2,160,000	2,421,671
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021	2,200,000	3,012,134

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Barclays plc (United Kingdom)[3], 6.625%, 6/29/2049		1,700,000	$1,637,938
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022		1,460,000	1,650,355
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		10,165,000	10,419,450
BPCE S.A. (France)[3], 2.55%, 7/29/2049		1,460,000	1,216,837
Canadian Imperial Bank of Commerce (Canada)[5], 2.75%, 1/27/2016		1,450,000	1,480,897
Citigroup, Inc., 5.85%, 8/2/2016		2,200,000	2,352,425
Citigroup, Inc., 8.50%, 5/22/2019		3,709,000	4,674,453
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	247,433
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[3], 8.40%, 11/29/2049		1,100,000	1,216,875
HSBC Bank plc (United Kingdom)[5], 1.50%, 5/15/2018		2,115,000	2,114,387
HSBC Finance Corp., 6.676%, 1/15/2021		2,600,000	3,150,677
HSBC USA Capital Trust I (United Kingdom)[5], 7.808%, 12/15/2026		400,000	403,492
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,975,000	2,085,487
Intesa Sanpaolo S.p.A. (Italy)[5], 6.50%, 2/24/2021		1,400,000	1,677,914
JPMorgan Chase & Co., 3.15%, 7/5/2016		4,300,000	4,429,331
JPMorgan Chase & Co., 6.30%, 4/23/2019		500,000	586,532
JPMorgan Chase & Co., 4.95%, 3/25/2020		1,255,000	1,417,883
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020		3,200,000	3,806,819
Lloyds Bank plc (United Kingdom)[3], 9.875%, 12/16/2021		1,247,000	1,421,580
National City Corp., 6.875%, 5/15/2019		6,630,000	7,888,904
Popular, Inc., 7.00%, 7/1/2019		1,645,000	1,655,281
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	355,000	280,072
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	289,684
Royal Bank of Scotland Group plc (United Kingdom)[3], 1.197%, 3/31/2017		3,075,000	3,080,769

		PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,535,000	$1,621,674
Santander Bank N.A., 8.75%, 5/30/2018		1,225,000	1,465,056
Santander Holdings USA, Inc., 4.625%, 4/19/2016		220,000	229,579
Santander Holdings USA, Inc., 3.45%, 8/27/2018		1,600,000	1,672,790
The Toronto-Dominion Bank (Canada)[5], 1.625%, 9/14/2016		5,555,000	5,632,848
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	247,693

			103,820,039

Capital Markets - 3.8%
Credit Suisse AG (Switzerland)[5], 2.60%, 5/27/2016		6,145,000	6,297,396
Goldman Sachs Capital II3,6, 4.00%		2,600,000	2,028,000
The Goldman Sachs Group, Inc., 3.625%, 2/7/2016		5,400,000	5,543,408
The Goldman Sachs Group, Inc., 5.95%, 1/18/2018		950,000	1,063,916
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,110,000	2,384,424
The Goldman Sachs Group, Inc.[3], 1.357%, 11/15/2018		6,350,000	6,408,674
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		6,125,000	7,010,693
The Goldman Sachs Group, Inc.[3], 1.861%, 11/29/2023		1,415,000	1,457,001
The Goldman Sachs Group, Inc., Series D, 6.00%, 6/15/2020		2,350,000	2,769,268
Morgan Stanley, 3.80%, 4/29/2016		5,405,000	5,587,678
Morgan Stanley, 2.125%, 4/25/2018		5,900,000	5,945,389
Morgan Stanley, 5.50%, 1/26/2020		2,650,000	3,030,405
Morgan Stanley, 5.75%, 1/25/2021		5,955,000	6,975,568
Scottrade Financial Services, Inc.[5], 6.125%, 7/11/2021		350,000	382,866
UBS AG (Switzerland)[3], 7.25%, 2/22/2022		2,855,000	3,080,839
UBS AG (Switzerland), 7.625%, 8/17/2022		1,830,000	2,184,354
UBS AG (Switzerland)[3], 4.75%, 5/22/2023		1,775,000	1,833,621

			63,983,500

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 0.4%
Capital One Bank USA National Association, 2.15%, 11/21/2018	650,000	$657,079
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	770,000	916,690
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	1,170,000	675,675
Discover Bank, 4.20%, 8/8/2023	2,220,000	2,399,804
Navient Corp., 6.125%, 3/25/2024	1,800,000	1,755,000

		6,404,248

Diversified Financial Services - 2.0%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	1,775,000	2,055,652
CME Group, Inc., 3.00%, 9/15/2022	1,040,000	1,087,635
General Electric Capital Corp., 5.30%, 2/11/2021	2,950,000	3,434,664
General Electric Capital Corp.[3], 0.635%, 5/5/2026	2,385,000	2,225,219
General Electric Capital Corp.[3,6], 7.125%	3,905,000	4,544,444
ING Bank N.V. (Netherlands)[5], 5.80%, 9/25/2023	2,200,000	2,514,530
ING Bank N.V. (Netherlands)[3], 4.125%, 11/21/2023	3,150,000	3,225,852
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	790,000	742,600
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.50%, 4/15/2021	1,045,000	982,300
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022	590,000	532,475
Jefferies Group LLC, 5.125%, 4/13/2018	820,000	866,007
Jefferies Group LLC, 8.50%, 7/15/2019	1,680,000	2,026,853
Jefferies Group LLC, 6.875%, 4/15/2021	4,500,000	5,156,145
Voya Financial, Inc., 2.90%, 2/15/2018	3,065,000	3,159,626
Voya Financial, Inc., 5.50%, 7/15/2022	1,015,000	1,176,741

		33,730,743

Insurance - 2.6%
Aegon N.V. (Netherlands)[3], 2.168%, 7/29/2049	2,195,000	1,821,850

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
American International Group, Inc., 6.40%, 12/15/2020	1,800,000	$2,202,466
American International Group, Inc., 4.875%, 6/1/2022	9,095,000	10,440,796
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,785,000	4,012,297
AXA S.A. (France)[3], 2.007%, 8/29/2049	2,900,000	2,529,380
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,725,000	1,899,337
First American Financial Corp., 4.30%, 2/1/2023	1,145,000	1,168,332
Genworth Holdings, Inc., 7.625%, 9/24/2021	2,235,000	2,190,823
Genworth Holdings, Inc.[3], 6.15%, 11/15/2066	4,095,000	2,538,900
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	9,035,000	10,472,197
Prudential Financial, Inc.[3], 5.875%, 9/15/2042	3,180,000	3,378,750

		42,655,128

Real Estate Investment Trusts (REITS) - 2.2%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	2,380,000	2,456,079
American Tower Trust I5, 1.551%, 3/15/2018	985,000	980,234
BioMed Realty LP, 3.85%, 4/15/2016	115,000	118,596
Boston Properties LP, 5.875%, 10/15/2019	3,270,000	3,839,883
Brixmor Operating Partnership LP, 3.85%, 2/1/2025	500,000	511,872
Camden Property Trust, 5.70%, 5/15/2017	2,010,000	2,201,848
Digital Realty Trust LP, 5.875%, 2/1/2020	1,300,000	1,483,626
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	987,140
Duke Realty LP, 3.75%, 12/1/2024	1,775,000	1,863,975
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,170,000	1,213,875
HCP, Inc., 6.70%, 1/30/2018	3,455,000	3,955,515
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	554,850
Health Care REIT, Inc., 4.95%, 1/15/2021	4,100,000	4,615,325

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Hospitality Properties Trust, 6.70%, 1/15/2018	1,595,000	$1,771,477
Mack-Cali Realty LP, 7.75%, 8/15/2019	370,000	441,999
Qualitytech LP - QTS Finance Corp.[5], 5.875%, 8/1/2022	635,000	642,937
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	1,165,000	1,182,475
Simon Property Group LP, 10.35%, 4/1/2019	5,660,000	7,447,988
UDR, Inc., 4.625%, 1/10/2022	730,000	807,602

		37,077,296

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[5], 8.50%, 6/1/2022	805,000	770,787
Greystar Real Estate Partners LLC[5], 8.25%, 12/1/2022	635,000	647,700

		1,418,487

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,050,000	1,076,250
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 5.875%, 8/1/2021	800,000	748,000
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	610,000	469,700

		2,293,950

Total Financials		291,383,391

Health Care - 0.7%
Biotechnology - 0.1%
Amgen, Inc., 2.20%, 5/22/2019	1,525,000	1,547,084

Health Care Equipment & Supplies - 0.0%##
Halyard Health, Inc.[5], 6.25%, 10/15/2022	625,000	637,500

Health Care Providers & Services - 0.4%
Aetna, Inc., 3.50%, 11/15/2024	1,530,000	1,620,406
Express Scripts Holding Co., 4.75%, 11/15/2021	2,500,000	2,828,525
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	800,000	822,000
Kindred Escrow Corp. II5, 8.75%, 1/15/2023	940,000	1,005,800

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc., 2.75%, 2/15/2023	630,000	$644,693

		6,921,424

Pharmaceuticals - 0.2%
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	595,000	680,487
Roche Holdings, Inc. (Switzerland)[5], 6.00%, 3/1/2019	1,694,000	1,982,402

		2,662,889

Total Health Care		11,768,897

Industrials - 2.5%
Aerospace & Defense - 0.4%
DigitalGlobe, Inc.[5], 5.25%, 2/1/2021	991,000	951,657
Honeywell International, Inc., 5.30%, 3/1/2018	405,000	454,617
L-3 Communications Corp., 3.95%, 11/15/2016	1,935,000	2,017,950
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,458,039
Textron, Inc., 7.25%, 10/1/2019	350,000	422,501

		7,304,764

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,7], 10.00%, 2/15/2018	855,000	859,275

Airlines - 0.7%
Allegiant Travel Co., 5.50%, 7/15/2019	1,210,000	1,234,200
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	2,578,088	2,777,890
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	912,000	946,200
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	2,370,000	2,458,875
Gol LuxCo S.A. (Brazil)[5], 8.875%, 1/24/2022	955,000	855,441
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,157,670
Southwest Airlines Co., 2.75%, 11/6/2019	1,530,000	1,573,587
United Continental Holdings, Inc., 6.375%, 6/1/2018	695,000	740,175

		11,744,038

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 0.0%##
Griffon Corp., 5.25%, 3/1/2022	562,000	$539,520

Commercial Services & Supplies - 0.0%##
Modular Space Corp.[5], 10.25%, 1/31/2019	760,000	532,000

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	750,000	705,937

Machinery - 0.4%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	3,190,000	3,201,963
CNH Industrial Capital LLC, 6.25%, 11/1/2016	835,000	878,837
Joy Global, Inc., 5.125%, 10/15/2021	480,000	545,148
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	905,000	938,937
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	755,000	775,763

		6,340,648

Road & Rail - 0.0%##
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	105,000	106,473
Union Pacific Corp., 5.65%, 5/1/2017	175,000	192,580

		299,053

Trading Companies & Distributors - 0.9%
Air Lease Corp., 3.375%, 1/15/2019	1,910,000	1,943,425
Aircastle Ltd., 4.625%, 12/15/2018	790,000	807,775
Aircastle Ltd., 5.50%, 2/15/2022	795,000	819,009
Aviation Capital Group Corp.[5], 3.875%, 9/27/2016	3,220,000	3,297,016
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	890,000	896,675
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	960,000	940,800
International Lease Finance Corp., 8.625%, 9/15/2015	500,000	520,000
International Lease Finance Corp., 5.75%, 5/15/2016	1,095,000	1,137,103
International Lease Finance Corp.[3], 2.191%, 6/15/2016	1,980,000	1,971,684

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
International Lease Finance Corp., 8.75%, 3/15/2017	1,700,000	$1,891,505

		14,224,992

Total Industrials		42,550,227

Information Technology - 1.1%
Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. (China)[5], 2.50%, 11/28/2019	1,600,000	1,604,869
Tencent Holdings Ltd. (China)[5], 3.375%, 5/2/2019	2,865,000	2,955,196

		4,560,065

IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	1,500,000	1,504,995

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp., 4.125%, 11/1/2021	2,305,000	2,426,121
Xilinx, Inc., 3.00%, 3/15/2021	2,195,000	2,254,774

		4,680,895

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc., 2.40%, 5/3/2023	920,000	930,352
EMC Corp., 2.65%, 6/1/2020	2,515,000	2,580,292
Hewlett-Packard Co., 5.40%, 3/1/2017	850,000	920,196
Hewlett-Packard Co., 5.50%, 3/1/2018	330,000	367,402
Hewlett-Packard Co.[3], 1.193%, 1/14/2019	2,840,000	2,805,187

		7,603,429

Total Information Technology		18,349,384

Materials - 1.2%
Chemicals - 0.3%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[5], 6.75%, 10/15/2019	1,340,000	1,286,400
The Dow Chemical Co., 8.55%, 5/15/2019	2,390,000	3,009,818
LyondellBasell Industries N.V., 5.00%, 4/15/2019	500,000	553,251
The Mosaic Co., 4.25%, 11/15/2023	695,000	764,442

		5,613,911

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,5], 3.241%, 12/15/2019	1,405,000	1,348,800

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.7%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	860,000	$1,027,915
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,535,000	1,828,099
Essar Steel Algoma, Inc. (Canada)5, 9.50%, 11/15/2019	805,000	788,900
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	80,000	73,787
Lundin Mining Corp. (Canada)[5], 7.875%, 11/1/2022	795,000	787,050
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	2,990,000	3,136,393
Rio Tinto Finance USA plc (United Kingdom), 1.375%, 6/17/2016	1,400,000	1,411,511
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[5], 7.375%, 2/1/2020	850,000	875,500
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,020,000	960,635

		10,889,790

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,465,000	1,538,902
Georgia-Pacific LLC[5], 3.163%, 11/15/2021	765,000	790,863

		2,329,765

Total Materials		20,182,266

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.3%
Inmarsat Finance plc (United Kingdom)[5], 4.875%, 5/15/2022	975,000	973,781
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,550,000	2,833,662
Windstream Corp., 7.875%, 11/1/2017	730,000	787,487

		4,594,930

Wireless Telecommunication Services - 0.6%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	1,755,000	1,790,100
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	2,250,000	2,516,063
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	390,000	451,060
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	224,000	248,170
SBA Tower Trust[5], 5.101%, 4/17/2017	200,000	210,228

	PRINCIPAL AMOUNT4 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust[5], 2.933%, 12/15/2017	1,785,000	$1,806,363
SBA Tower Trust[5], 3.598%, 4/15/2018	2,505,000	2,513,334
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[5], 8.25%, 11/7/2021	840,000	855,750

		10,391,068

Total Telecommunication Services		14,985,998

Utilities - 0.3%
Independent Power and Renewable Electricity
Producers - 0.3%
Abengoa Yield plc (Spain)[5], 7.00%, 11/15/2019	1,020,000	1,035,300
ContourGlobal Power Holdings S.A. (France)[5], 7.125%, 6/1/2019	1,145,000	1,139,275
NRG Energy, Inc., 6.25%, 7/15/2022	630,000	647,325
RJS Power Holdings LLC[5], 5.125%, 7/15/2019	1,245,000	1,207,650
TerraForm Power Operating LLC[5], 5.875%, 2/1/2023	805,000	822,106

Total Utilities		4,851,656

Total Non-Convertible Corporate Bonds
(Identified Cost $507,529,900)		516,067,909

TOTAL CORPORATE BONDS
(Identified Cost $509,076,363)		517,425,412

MUTUAL FUNDS - 0.2%

Schwab U.S. Dividend Equity ETF	39,360	1,519,690
Vanguard Dividend Appreciation ETF	19,410	1,522,132

TOTAL MUTUAL FUNDS
(Identified Cost $3,152,729)		3,041,822

U.S. TREASURY SECURITIES - 4.9%

U.S. Treasury Notes - 4.9%
U.S. Treasury Note, 0.25%, 10/31/2015	20,000,000	20,014,060
U.S. Treasury Note, 0.875%, 5/15/2017	16,000,000	16,117,504
U.S. Treasury Note, 0.875%, 6/15/2017	15,000,000	15,103,125
U.S. Treasury Note, 0.875%, 11/15/2017	25,000,000	25,105,475

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.00%, 12/15/2017	6,000,000	$6,042,654

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $82,009,721)		82,382,818

ASSET-BACKED SECURITIES - 0.8%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[5], 1.639%, 2/15/2021	1,727,558	1,724,860
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	564,532	564,652
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[5], 1.64%, 3/20/2020	1,975,000	1,984,537
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	804,198	826,262
FNA Trust, Series 2014-1A, Class A5, 1.296%, 12/10/2022	1,300,000	1,300,000
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	56,667	56,849
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	300,000	307,346
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A5, 1.92%, 10/15/2019	1,750,000	1,760,407
SpringCastle America Funding LLC, Series 2014-AA, Class A5, 2.70%, 5/25/2023	2,426,126	2,427,587
Starwood Retail Property Trust, Series 2014-STAR, Class A3,5, 1.387%, 11/15/2027	2,615,000	2,626,953

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $13,519,180)		13,579,453

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	329,061	346,565
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[3], 5.729%, 5/10/2045	100,000	103,660
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,224,514	1,276,582

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	598,315	$604,209
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[3], 5.701%, 9/11/2038	572,134	596,797
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	769,781	808,956
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	1,920,000	2,041,354
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	618,404	632,203
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[3], 5.226%, 7/15/2044	382,916	387,316
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	163,134	164,637
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	6,050,000	6,231,140
Commercial Mortgage Trust, Series 2005-GG5, Class A5[3], 5.224%, 4/10/2037	4,438,786	4,480,955
Commercial Mortgage Trust, Series 2006-GG7, Class A4[3], 5.787%, 7/10/2038	423,161	441,537
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.311%, 12/15/2039	4,616,376	4,859,031
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,5], 2.50%, 5/25/2043	2,298,836	2,275,938
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,5], 2.13%, 2/25/2043	1,960,426	1,901,503
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	787,658	805,360
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	2,015,000	2,068,198
Fannie Mae Interest Strip, Series 398, Class C3 (IO), 4.50%, 5/25/2039	1,624,776	188,551

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae Interest Strip, Series 402, Class 3 (IO), 4.00%, 11/25/2039	8,983,240	$1,297,923
Fannie Mae Interest Strip, Series 406, Class 7 (IO), 4.50%, 1/25/2041	7,737,614	1,104,183
Fannie Mae Interest Strip, Series 408, Class C1 (IO), 4.00%, 12/25/2040	1,341,587	172,243
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	9,283,347	1,264,811
Fannie Mae Interest Strip, Series 413, Class C32 (IO), 4.00%, 1/25/2039	10,477,487	1,448,514
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,426,400	1,433,933
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.463%, 8/25/2020	25,220,067	1,547,806
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.242%, 4/25/2021	2,955,234	193,190
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.563%, 10/25/2021	7,122,606	612,024
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.431%, 12/25/2021	9,090,501	719,240
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.502%, 6/25/2022	16,190,403	1,448,814
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.226%, 4/25/2023	81,014,960	1,284,087
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.123%, 5/25/2023	50,647,480	470,971
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.576%, 10/25/2018	10,872,723	565,229
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,770,000	1,785,620

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac REMICS, Series 4132, Class IO (IO), 4.50%, 11/15/2042	1,330,061	$198,688
FREMF Mortgage Trust, Series 2011-K701, Class B3,5, 4.286%, 7/25/2048	875,000	921,581
FREMF Mortgage Trust, Series 2011-K702, Class B3,5, 4.77%, 4/25/2044	1,250,000	1,340,550
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	217,451,817	1,381,689
FREMF Mortgage Trust, Series 2013-K502, Class B3,5, 2.72%, 3/25/2045	1,725,000	1,745,019
FREMF Mortgage Trust, Series 2013-K712, Class B3,5, 3.368%, 5/25/2045	1,160,000	1,193,827
FREMF Mortgage Trust, Series 2014-K716, Class B3,5, 3.954%, 8/25/2047	3,075,000	3,215,946
FREMF Mortgage Trust, Series 2015-K42, Class B3,5, 3.853%, 12/25/2024	2,040,000	2,125,141
Ginnie Mae, Series 2009-121, Class QI (IO), 4.50%, 12/20/2039	6,407,246	963,631
Ginnie Mae, Series 2012-50, Class IO (IO), 4.00%, 4/20/2042	3,808,569	540,340
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	1,018,657	1,050,151
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[3], 5.247%, 1/12/2043	1,210,000	1,231,705
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM3, 5.288%, 1/12/2043	535,000	549,479
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[3], 5.228%, 12/15/2044	297,242	302,351
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	300,686	313,716
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[3], 5.876%, 4/15/2045	1,075,000	1,118,963
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	5,886,347	6,240,222

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,5], 3.00%, 3/25/2043	1,602,889	$1,617,290
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,5], 3.50%, 5/25/2043	1,921,230	1,966,108
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,5], 3.00%, 6/25/2029	2,243,773	2,309,928
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[5], 2.767%, 1/20/2041	360,000	368,249
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4[3], 4.216%, 8/15/2046	900,000	1,014,219
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A3, 5.23%, 9/15/2042	464,241	470,266
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	700,000	713,522
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025	1,275,000	1,277,513
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,5], 3.75%, 11/25/2054	2,919,000	3,021,909
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[3,5], 1.473%, 12/15/2028	812,756	812,515
SCG Trust, Series 2013-SRP1, Class AJ3,5, 2.12%, 11/15/2026	4,050,000	4,062,558
Sequoia Mortgage Trust, Series 2013-2, Class A1[3], 1.874%, 2/25/2043	1,549,825	1,474,817
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	1,427,353	1,429,471
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	1,955,526	1,959,650
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	155,000	170,729
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[3], 5.242%, 10/15/2044	80,146	81,291
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM3, 5.319%, 12/15/2044	1,250,000	1,284,487
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045	955,000	1,003,397

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	265,000	$294,565
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044	1,470,000	1,497,539
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,5], 4.869%, 2/15/2044	1,225,000	1,398,154
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	1,815,000	1,847,501
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	960,000	1,072,342
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,440,000	1,597,520

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $109,041,208)		102,741,619

FOREIGN GOVERNMENT BONDS - 2.3%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP 330,000,000	562,570
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL 1,250,000	440,655
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	600,000	751,500
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD 295,000	261,310
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD 1,250,000	1,011,411
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	IDR 10,500,000,000	859,975
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR 230,000	324,568
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR 480,000	703,327
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR 565,000	830,150

Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY 77,000,000	659,331
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW 720,000,000	659,913
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW 370,000,000	341,751
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR 3,570,000	981,133

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR 1,775,000	$495,933
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN 12,329,000	856,229
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN 4,560,000	324,747
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN 8,250,000	567,275
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN 8,000,000	615,574
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN 3,000,000	216,958
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN 5,500,000	398,735
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN 1,000,000	81,269
Province of Manitoba Canada (Canada), 4.90%, 12/6/2016	1,620,000	1,747,314
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017	3,500,000	3,812,921
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017	1,250,000	1,359,510
Province of Ontario Canada (Canada), 2.30%, 5/10/2016	7,315,000	7,483,933
Province of Quebec Canada (Canada), 5.125%, 11/14/2016	6,600,000	7,124,977
Russian Foreign Bond - Eurobond (Russia)[5], 5.00%, 4/29/2020	800,000	708,320
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD 650,000	505,242
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR 250,000	315,652
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR 390,000	510,452
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR 575,000	851,623
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP 650,000	994,576
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP 290,000	442,041
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP 365,000	623,747

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $39,429,213)		38,424,622

MUNICIPAL BONDS - 0.2%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022	500,000	438,445

	PRINCIPAL
	AMOUNT[4]	VALUE

MUNICIPAL BONDS (continued)

Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2023	2,215,000	$ 1,916,285

TOTAL MUNICIPAL BONDS
(Identified Cost $2,483,150)		2,354,730

U.S. GOVERNMENT AGENCIES - 15.7%

Mortgage-Backed Securities - 6.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	853,373	934,761
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	79,173	86,432
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	105,914	116,476
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	589,683	646,172
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	133,616	146,849
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	95,469	101,102
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,030,861	1,130,153
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	82,571	89,225
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	200,118	216,233
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	80,646	88,536
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,506,474	1,647,246
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,952,493	2,105,797
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	1,636,775	1,789,727
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034	2,758,297	2,972,366
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	4,094,613	4,412,408
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	74,796	81,578
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	1,218,746	1,362,537
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	122,775	139,794
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	376,375	426,564
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	429,862	480,161
Fannie Mae, Pool #256673, 5.50%, 4/1/2037	2,365,184	2,641,937

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	194,589	$217,455
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	518,282	587,844
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,815,150	2,058,787
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	42,135	46,536
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	71,082	78,507
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	57,156	63,126
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	1,022,090	1,141,686
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,073,749	1,217,106
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	145,773	160,999
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	143,156	159,882
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,201,602	1,342,356
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,043,894	1,183,038
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	1,723,814	1,953,363
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	776,146	878,846
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	30,617	34,670
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	103,873	117,489
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	206,882	234,279
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	197,721	224,116
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	126,791	143,411
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	62,999	71,257
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	25,333	28,653
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	101,704	112,327
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	143,855	158,880
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	2,259,845	2,525,126
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,217,215	1,359,685

	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	187,298	$209,532
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,611,039	1,753,857
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	450,944	503,773
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	1,492,755	1,692,233
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	279,165	315,759
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	160,733	177,877
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	299,087	330,413
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,521,747	2,745,824
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	136,796	151,290
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	237,876	263,241
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	2,587,943	2,891,239
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,949,897	2,212,658
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	613,364	694,969
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	2,452,226	2,777,854
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,466,321	1,663,056
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	3,565,112	4,040,899
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,572,960	1,714,627
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	681,838	743,032
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	488,122	531,926
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,603,070	1,747,057
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	410,018	446,318
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	468,559	495,864
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	2,221,135	2,349,851
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042	469,218	496,189
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	5,938,466	6,475,813

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	328,390	$350,113
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	132,017	146,641
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	94,713	104,351
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	128,058	141,246
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	297,001	323,665
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,936,963	2,113,255
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	2,462,500	2,684,821
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,557,233	1,677,849
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	312,713	350,598
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	791,059	884,917
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	83,062	93,839
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	316,383	353,866
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,181,191	1,334,462
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,357,316	1,517,649
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	736,454	823,638
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	342,447	383,051
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	353,972	395,676
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	888,564	993,652
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	119,122	133,173
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	841,368	939,573
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,106,531	1,237,521
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	561,823	628,389
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	1,113,371	1,244,767
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,006,138	1,125,311
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,447,108	2,660,262

	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	700,306	$783,559
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	599,944	670,854
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	262,744	296,484
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	146,691	165,737
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	611,208	686,843
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	737,617	833,985
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	2,730,274	3,052,561
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	2,922,570	3,084,428
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,491,584	1,574,191
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	3,019,292	3,186,506
Freddie Mac, Pool #G08615, 3.50%, 11/1/2044	3,175,340	3,351,197
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	103,350	115,477

Total Mortgage-Backed Securities
(Identified Cost $112,444,928)		115,584,736

Other Agencies - 8.8%
Fannie Mae, 2.375%, 7/28/2015	11,500,000	11,624,867
Fannie Mae, 0.50%, 9/28/2015	23,000,000	23,046,184
Fannie Mae, 0.375%, 12/21/2015	14,000,000	14,013,986
Fannie Mae, 1.375%, 11/15/2016	20,000,000	20,313,420
Federal Home Loan Banks, 0.875%, 5/24/2017	15,000,000	15,087,480
Freddie Mac, 0.50%, 5/13/2016	7,000,000	7,016,541
Freddie Mac, 2.00%, 8/25/2016	21,500,000	22,047,777
Freddie Mac, 0.875%, 2/22/2017	15,000,000	15,088,395
Freddie Mac, 1.25%, 5/12/2017	18,000,000	18,232,992

Total Other Agencies
(Identified Cost $145,549,798)		146,471,642

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $257,994,726)		262,056,378

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® CONSERVATIVE	PRINCIPAL
TERM SERIES	AMOUNT4 /
	SHARES	VALUE

U.S. GOVERNMENT SECURITIES - 3.1%

U.S. Treasury Bills - 3.1%
U.S. Treasury Bill[8,9], 0.10%, 7/23/2015
(Identified Cost $51,974,534)	52,000,000	$51,985,804

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Cash Management, Inc. - Institutional Shares[10], 0.03%,
(Identified Cost $20,785,687)	20,785,687	20,785,687

TOTAL INVESTMENTS - 97.6%
(Identified Cost $1,592,942,445)		1,628,365,654

OTHER ASSETS, LESS LIABILITIES - 2.4%		39,629,891

NET ASSETS - 100%		$1,667,995,545

	CONTRACTS	VALUE

PUT OPTIONS WRITTEN - 0.0%#
Amazon.com, Inc., Strike $260.00, Expiring February 20, 2015,	158	$(790)
The Coca Cola Co., Strike $36.00, Expiring February 20, 2015,	2,738	(5,476)
Google, Inc. - Class A, Strike $497.50, Expiring February 20, 2015,	72	(7,200)
Time Warner, Inc., Strike $80.00, Expiring February 20, 2015,	346	(98,956)
Viacom, Inc. - Class B, Strike $62.50, Expiring February 20, 2015,	936	(46,800)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $228,581)		(159,222)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JANUARY 31, 2015:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[4]	UNREALIZED APPRECIATION (DEPRECIATION)
	U.S. Treasury Bonds
123	(30 Year)	CBOT	March 2015	18,607,594	$395,600
	U.S. Treasury Notes (2
5,068	Year)	CBOT	March 2015	1,113,772,192	3,560,319
	U.S. Treasury Notes (5
908	Year)	CBOT	March 2015	110,180,125	827,246
	U.S. Ultra Treasury
31	Bonds	CBOT	March 2015	5,547,062	54,471
153	Euro Dollar Futures	CME	June 2015	38,112,300	(31)

Total					4,837,605

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JANUARY 31, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[4]	UNREALIZED DEPRECIATION
	U.S. Treasury Notes
178	(10 Year)	CBOT	March 2015	23,295,750	$(250,431)
245	Euro Dollar Futures	CME	September 2017	60,217,937	(441,515)
429	Euro Dollar Futures	CME	December 2017	105,340,950	(833,640)
430	Euro Dollar Futures	CME	March 2018	105,511,250	(891,111)
430	Euro Dollar Futures	CME	June 2018	105,436,000	(806,484)
430	Euro Dollar Futures	CME	September 2018	105,371,500	(768,009)
430	Euro Dollar Futures	CME	December 2018	105,301,625	(787,734)
431	Euro Dollar Futures	CME	March 2019	105,492,638	(807,361)
431	Euro Dollar Futures	CME	June 2019	105,438,763	(713,136)
185	Euro Dollar Futures	CME	September 2019	45,234,813	(120,032)

Total					(6,419,453)

Investment Portfolio - January 31, 2015

(unaudited)

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

ETF - Exchange-Traded Fund

GBP - British Pound

IDR - Indonesian Rupiah

Impt. - Improvement

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2The rate shown is a fixed rate as of January 31, 2015; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

3The coupon rate is floating and is the effective rate as of January 31, 2015.

4Amount is stated in USD unless otherwise noted.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $160,749,797 or 9.6%, of the Series’ net assets as of January 31, 2015.

6Security is perpetual in nature and has no stated maturity date.

7Represents a Payment-In-Kind bond.

8All or a portion of security has been pledged in connection with outstanding futures contracts.

9Represents the annualized yield at time of purchase.

10Rate shown is the current yield as of January 31, 2015.

11This security is unsettled and the coupon rate has not yet been determined as of January 31, 2015.

12A portion of this security is deposited with the broker as collateral for options contracts written. As of January 31, 2015, the total value of such securities was $18,680,058.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,594,466,498
Unrealized appreciation	78,287,257
Unrealized depreciation	(44,388,101)

Net unrealized appreciation	$33,899,156

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$111,737,719	$109,969,283	$1,768,436	$—
Consumer Staples	53,807,459	38,206,523	15,600,936	—
Energy	51,831,426	50,629,053	1,202,373	—
Financials	69,383,392	59,311,302	10,072,090	—
Health Care	60,719,335	57,298,056	3,421,279	—
Industrials	38,748,932	37,940,734	808,198	—
Information Technology	94,561,186	93,501,547	1,059,639	—
Materials	39,529,806	38,198,087	1,331,719	—
Telecommunication Services	3,422,318	2,934,944	487,374	—
Utilities	2,271,945	2,271,945	—	—
Preferred securities:
Energy	232,101	232,101	—	—
Financials	3,785,854	3,785,854	—	—
Debt securities:
Loan assignments	3,555,836	—	3,555,836	—
U.S. Treasury and other U.S. Government agencies	396,425,000	—	396,425,000	—
States and political subdivisions (municipals)	2,354,730	—	2,354,730	—
Corporate debt:
Consumer Discretionary	63,307,554	—	63,307,554	—
Consumer Staples	16,323,001	—	16,323,001	—
Energy	32,365,535	—	32,365,535	—
Financials	291,383,391	—	291,383,391	—
Health Care	11,768,897	—	11,768,897	—
Industrials	42,550,227	—	42,550,227	—
Information Technology	18,349,384	—	18,349,384	—
Materials	20,182,266	—	20,182,266	—
Telecommunication Services	14,985,998	—	14,985,998	—
Utilities	4,851,656	—	4,851,656	—
Convertible corporate debt:
Consumer Discretionary	1,357,503	—	1,357,503	—
Asset-backed securities	13,579,453	—	13,579,453	—
Commercial mortgage-backed securities	102,741,619	—	102,741,619	—
Foreign government bonds	38,424,622	—	38,424,622	—
Mutual funds	23,827,509	23,827,509	—	—
Other financial instruments*:
Interest rate contracts	4,837,636	4,837,636	—	—

Total assets	1,633,203,290	522,944,574	1,110,258,716	—

Investment Portfolio - January 31, 2015

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Equity contracts	$(159,222)	$(159,222)	$—	$—
Interest rate contracts	(6,419,484)	(6,419,484)	—	—

Total liabilities	(6,578,706)	(6,578,706)	—	—

Total	$1,626,624,584	$516,365,868	$1,110,258,716	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015

*Other financial instruments are exchange traded options and futures (Level 1). Futures are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 43.3%

Consumer Discretionary - 11.9%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	8,700	$165,404
Halla Holdings Corp. (South Korea)[1]	1,488	85,677
Hankook Tire Co. Ltd. (South Korea)[1]	10,712	515,099
Mando Corp. (South Korea)*[1]	1,622	244,507
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	9,200	173,226
Nissin Kogyo Co. Ltd. (Japan)[1]	12,500	191,358

		1,375,271

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	1,950	299,684

Diversified Consumer Services - 0.5%
Apollo Education Group, Inc.*	282,900	7,146,054
Kroton Educacional S.A. (Brazil)	191,402	877,385

		8,023,439

Hotels, Restaurants & Leisure - 0.5%
Accor S.A. (France)[1]	14,930	742,271
Arcos Dorados Holdings, Inc. - Class A (Argentina)	38,050	211,177
Darden Restaurants, Inc.	13,650	837,837
Hyatt Hotels Corp. - Class A*	7,480	420,825
Whistler Blackcomb Holdings, Inc. (Canada)	8,460	133,022
Yum! Brands, Inc.	89,250	6,450,990

		8,796,122

Household Durables - 0.9%
DR Horton, Inc.	196,970	4,829,704
Lennar Corp. - Class A	99,090	4,450,132
LG Electronics, Inc. (South Korea)[1]	9,200	509,687
Nikon Corp. (Japan)[1]	29,700	376,843
Toll Brothers, Inc.*	119,236	4,127,950
TRI Pointe Homes, Inc.*	16,530	236,875
WCI Communities, Inc.*	6,050	116,825

		14,648,016

Internet & Catalog Retail - 2.2%
Amazon.com, Inc.*[12]	28,390	10,065,107
ASOS plc (United Kingdom)*[1]	16,320	673,156
Groupon, Inc.*	244,120	1,747,899
MakeMyTrip Ltd. (India)*	8,790	218,431
Ocado Group plc (United Kingdom)*[1]	23,940	147,545
The Priceline Group, Inc.*	14,290	14,425,469
Rakuten, Inc. (Japan)[1]	57,760	799,645
TripAdvisor, Inc.*	136,590	9,152,896

		37,230,148

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Media - 6.2%
AMC Networks, Inc. - Class A*	306,061	$20,414,269
Discovery Communications, Inc. - Class A*	46,340	1,343,165
Gannett Co., Inc.	363,460	11,270,895
Global Mediacom Tbk PT (Indonesia)[1]	985,150	143,691
ITV plc (United Kingdom)[1]	94,690	313,380
Liberty Global plc - Class A - ADR (United Kingdom)*	125,140	5,846,541
Mediaset Espana Comunicacion S.A. (Spain)*[1]	92,180	1,122,208
Modern Times Group AB - Class B (Sweden)[1]	3,690	104,434
Morningstar, Inc.	14,020	933,592
Reed Elsevier plc - ADR (United Kingdom)	4,434	308,163
Sinclair Broadcast Group, Inc. - Class A	332,701	8,231,023
Sky plc (United Kingdom)[1]	45,780	638,412
Societe Television Francaise 1 (France)[1]	27,737	436,630
Starz - Class A*	343,880	10,151,338
Time Warner, Inc.	129,780	10,113,755
Tribune Media Co. - Class A*	115,216	6,785,070
Twenty-First Century Fox, Inc. - Class A	431,230	14,299,587
Viacom, Inc. - Class B	205,090	13,211,898

		105,668,051

Specialty Retail - 0.3%
American Eagle Outfitters, Inc.	102,470	1,438,679
China ZhengTong Auto Services Holdings Ltd. (China)[1]	549,000	274,816
Dick’s Sporting Goods, Inc.	36,250	1,872,313
Groupe Fnac S.A. (France)*[1]	203	10,188
Kingfisher plc (United Kingdom)[1]	309,250	1,590,838
Komeri Co. Ltd. (Japan)[1]	19,900	426,819
Sa Sa International Holdings Ltd. (Hong Kong)[1]	680,000	439,273

		6,052,926

Textiles, Apparel & Luxury Goods - 1.2%
Adidas AG (Germany)[1]	6,410	441,053
Belle International Holdings Ltd. (Hong Kong)[1]	691,900	783,186
Daphne International Holdings Ltd. - Class H (China)[1]	560,000	178,846
Gildan Activewear, Inc. (Canada)	18,860	1,100,858
Kering (France)[1]	1,625	327,864
lululemon athletica, Inc.*	263,467	17,452,054

		20,283,861

Total Consumer Discretionary		202,377,518

1

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples - 3.3%
Beverages - 2.1%
AMBEV S.A. - ADR (Brazil)	1,062,190	$6,989,210
Anheuser-Busch InBev N.V. (Belgium)[1]	116,670	14,229,724
Carlsberg A/S - Class B (Denmark)[1]	6,930	508,874
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,520	321,317
Diageo plc (United Kingdom)[1]	376,280	11,138,165
Monster Beverage Corp.*	9,930	1,161,313
Remy Cointreau S.A. (France)[1]	1,550	114,720
SABMiller plc (United Kingdom)[1]	11,070	602,943
Treasury Wine Estates Ltd. (Australia)[1]	139,449	530,163
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	66,000	441,699

		36,038,128

Food & Staples Retailing - 0.2%
Carrefour S.A. (France)[1]	22,767	713,420
Casino Guichard-Perrachon S.A. (France)[1]	2,420	219,547
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	38,700	343,656
Tesco plc (United Kingdom)[1]	213,616	722,380
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	242,400	467,513

		2,466,516

Food Products - 0.9%
Biostime International Holdings Ltd. - Class H (China)[1]	91,000	247,376
Charoen Pokphand Foods PCL (Thailand)[1]	994,290	764,652
Danone S.A. (France)[1]	13,660	916,730
Dean Foods Co.	74,620	1,352,114
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	138,570	352,584
Ingredion, Inc.	3,320	267,725
Keurig Green Mountain, Inc.	8,470	1,038,083
M Dias Branco S.A. (Brazil)	5,100	157,376
Nestle S.A. (Switzerland)[1]	12,844	980,909
Unilever plc - ADR (United Kingdom)	207,379	9,118,455

		15,196,004

Household Products - 0.0%##
Reckitt Benckiser Group plc (United Kingdom)[1]	5,120	433,332

Personal Products - 0.0%##
Beiersdorf AG (Germany)[1]	2,270	199,240
Natura Cosmeticos S.A. (Brazil)	22,690	265,101

		464,341

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	84,800	385,550

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Imperial Tobacco Group plc (United Kingdom)[1]	4,805	$225,687
Swedish Match AB (Sweden)[1]	13,510	439,844

		1,051,081

Total Consumer Staples		55,649,402

Energy - 4.3%
Energy Equipment & Services - 1.8%
Cameron International Corp.*	217,750	9,750,845
CGG S.A. (France)*[1]	7,208	39,931
Core Laboratories N.V. - ADR	1,290	119,647
Oceaneering International, Inc.	1,870	97,913
Petroleum Geo-Services ASA (Norway)[1]	21,620	117,554
Saipem S.p.A. (Italy)*[1]	17,540	157,801
Schlumberger Ltd.	151,045	12,444,598
Spectrum ASA (Norway)[1]	59,880	231,742
SPT Energy Group, Inc. - Class H (China)[1]	637,680	101,947
TGS Nopec Geophysical Co. ASA (Norway)[1]	27,290	633,006
Trican Well Service Ltd. (Canada)	12,780	49,281
Weatherford International plc - ADR*[12]	645,920	6,672,354

		30,416,619

Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.	53,953	3,375,839
Cameco Corp. (Canada)	93,200	1,306,664
Cameco Corp. (Canada)	7,500	105,532
Cloud Peak Energy, Inc.*	113,530	770,869
Concho Resources, Inc.*	8,210	910,079
Continental Resources, Inc.*	20,610	935,694
Cosan S.A. Industria e Comercio (Brazil)	20,640	188,689
Denbury Resources, Inc.	14,250	98,325
Diamondback Energy, Inc.*	1,410	97,276
Encana Corp. (Canada)	41,346	506,075
Energen Corp.	1,470	93,227
EOG Resources, Inc.	31,577	2,811,300
Hess Corp.	266,920	18,014,431
Koninklijke Vopak N.V. (Netherlands)[1]	4,780	266,567
Pacific Rubiales Energy Corp. (Colombia)	23,960	55,624
Parsley Energy, Inc. - Class A*	5,800	97,266
Peabody Energy Corp.	1,198,755	7,468,244
Pioneer Natural Resources Co.	5,740	864,042
Range Resources Corp.	74,420	3,443,413
Royal Dutch Shell plc - Class B (Netherlands)[1]	18,152	574,694

2

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
RSP Permian, Inc.*	3,420	$91,656
Whitehaven Coal Ltd. (Australia)*[1]	107,260	102,409

		42,177,915

Total Energy		72,594,534

Financials - 4.9%
Banks - 1.2%
HSBC Holdings plc (United Kingdom)[1]	1,205,540	11,029,774
ICICI Bank Ltd. - ADR (India)	38,250	459,383
Popular, Inc.*	252,730	7,791,666
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	106,000	372,752
Synovus Financial Corp.	44,682	1,151,455

		20,805,030

Capital Markets - 0.1%
Daiwa Securities Group, Inc. (Japan)[1]	46,000	334,225
Financial Engines, Inc.	35,160	1,262,244

		1,596,469

Consumer Finance - 0.5%
SLM Corp.	969,440	8,831,598

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. - Class B*	1,000	143,910
JSE Ltd. (South Africa)[1]	40,370	424,050
MSCI, Inc.	25,500	1,372,410

		1,940,370

Insurance - 0.1%
Admiral Group plc (United Kingdom)[1]	20,510	446,185
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	57,370	43,189
Mapfre S.A. (Spain)[1]	204,600	688,754
Zurich Insurance Group AG (Switzerland)[1]	1,580	523,894

		1,702,022

Real Estate Investment Trusts (REITS) - 2.3%
Agree Realty Corp.	17,400	602,736
Alexandria Real Estate Equities, Inc.	5,560	542,211
Alstria Office REIT AG (Germany)[1]	78,350	1,002,545
American Campus Communities, Inc.	6,310	277,388
Apartment Investment & Management Co. - Class A	12,880	513,397
Associated Estates Realty Corp.	19,210	478,521
AvalonBay Communities, Inc.	2,530	437,665
BioMed Realty Trust, Inc.	19,670	480,931
Boston Properties, Inc.	2,420	335,896
Brixmor Property Group, Inc.	21,950	594,845

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Camden Property Trust	5,040	$388,332
CatchMark Timber Trust, Inc. - Class A	23,830	274,283
CBL & Associates Properties, Inc.	40,525	835,625
Chesapeake Lodging Trust	16,110	591,559
CoreSite Realty Corp.	9,450	414,005
Corporate Office Properties Trust	8,886	266,580
Crown Castle International Corp.	3,110	269,046
CubeSmart	13,170	324,509
DDR Corp.	30,700	601,720
Digital Realty Trust, Inc.	7,386	538,735
Duke Realty Corp.	21,020	458,867
DuPont Fabros Technology, Inc.	11,019	410,568
Education Realty Trust, Inc.	11,213	387,970
Equity LifeStyle Properties, Inc.	5,580	305,393
Equity One, Inc.	17,130	466,621
Equity Residential	6,030	467,988
Essex Property Trust, Inc.	2,120	479,226
Excel Trust, Inc.	26,800	376,272
Extra Space Storage, Inc.	4,090	269,940
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	135,070	165,892
General Growth Properties, Inc.	15,490	467,488
HCP, Inc.	9,210	435,541
Health Care REIT, Inc.	5,490	449,905
Healthcare Trust of America, Inc. - Class A	11,465	337,759
Home Properties, Inc.	4,140	291,870
Host Hotels & Resorts, Inc.	22,580	516,856
Inland Real Estate Corp.	25,470	289,849
Kimco Realty Corp.	21,650	598,622
Kite Realty Group Trust	9,775	298,724
Lamar Advertising Co. - Class A	7,400	414,548
LaSalle Hotel Properties	13,830	559,562
Mack-Cali Realty Corp.	18,230	355,667
Mid-America Apartment Communities, Inc.	6,230	494,164
Outfront Media, Inc.	53,050	1,503,968
Paramount Group, Inc.*	18,810	363,973
Pebblebrook Hotel Trust	6,260	290,714
Pennsylvania Real Estate Investment Trust	5,930	141,905
Physicians Realty Trust	33,670	593,939
Plum Creek Timber Co., Inc.	24,870	1,107,212
Public Storage	2,700	542,268
Sabra Health Care REIT, Inc.	9,790	320,133
Scentre Group (Australia)*[1]	58,278	171,237
Simon Property Group, Inc.	8,110	1,611,133
Sovran Self Storage, Inc.	6,660	631,035

3

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc.	13,920	$462,979
Urban Edge Properties	12,580	298,649
Ventas, Inc.	5,670	452,523
Washington Real Estate Investment Trust	9,440	271,022
Westfield Corp. (Australia)[1]	100,340	765,411
Weyerhaeuser Co.	269,910	9,676,274
WP GLIMCHER, Inc.	16,855	297,996

		38,572,192

Real Estate Management & Development - 0.6%
BR Malls Participacoes S.A. (Brazil)	17,560	99,670
First Capital Realty, Inc. (Canada)	18,270	280,657
Forest City Enterprises, Inc. - Class A*	17,570	430,465
Forestar Group, Inc.*	18,520	245,760
General Shopping Brasil S.A. (Brazil)*	80,160	178,947
Realogy Holdings Corp.*	205,652	9,562,818

		10,798,317

Total Financials		84,245,998

Health Care - 4.5%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc.*	7,780	755,905
Green Cross Corp. (South Korea)[1]	4,900	620,782
Seattle Genetics, Inc.*	31,600	984,656

		2,361,343

Health Care Equipment & Supplies - 0.3%
BioMerieux (France)[1]	1,010	110,283
Carl Zeiss Meditec AG (Germany)[1]	12,060	318,112
Halyard Health, Inc.*	21,310	949,787
HeartWare International, Inc.*	18,420	1,538,623
Neogen Corp.*	2,910	134,151
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	958,700	753,129
Thoratec Corp.*	47,610	1,708,723

		5,512,808

Health Care Providers & Services - 1.6%
Air Methods Corp.*	2,660	110,523
Catamaran Corp.*	308,100	15,377,271
Express Scripts Holding Co.*	94,640	7,638,394
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	5,450	403,916
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	11,070	410,586
KPJ Healthcare Berhad (Malaysia)[1]	122,300	132,211
Life Healthcare Group Holdings Ltd. (South Africa)[1]	157,805	587,263
Odontoprev S.A. (Brazil)	189,030	727,729

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	12,540	$891,218
Siloam International Hospitals Tbk PT (Indonesia)*[1]	122,700	129,795

		26,408,906

Health Care Technology - 1.2%
Cerner Corp.*	301,156	19,981,701

Life Sciences Tools & Services - 0.0%##
Gerresheimer AG (Germany)[1]	7,580	413,254
QIAGEN N.V.*[1]	8,680	198,590

		611,844

Pharmaceuticals - 1.3%
AstraZeneca plc - ADR (United Kingdom)	10,320	733,133
GlaxoSmithKline plc (United Kingdom)[1]	11,020	242,647
Indivior plc (United Kingdom)*[1]	5,120	13,418
Johnson & Johnson	77,670	7,777,874
Novartis AG - ADR (Switzerland)	2,980	290,252
Novo Nordisk A/S - Class B (Denmark)[1]	7,390	329,378
Otsuka Holdings Co. Ltd. (Japan)[1]	7,800	241,325
Roche Holding AG (Switzerland)[1]	1,770	477,046
Sanofi (France)[1]	4,536	417,945
Sanofi - ADR (France)	243,660	11,230,289
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	7,240	411,666

		22,164,973

Total Health Care		77,041,575

Industrials - 2.7%
Airlines - 0.2%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	204,399	919,795
Latam Airlines Group S.A. - ADR (Chile)*	117,279	1,216,183
Republic Airways Holdings, Inc.*	134,130	1,845,629
Ryanair Holdings plc - ADR (Ireland)*	4,490	296,250

		4,277,857

Building Products - 0.1%
Masco Corp.	47,240	1,173,442

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	22,519	525,191
MiX Telematics Ltd. - ADR (South Africa)*	26,580	156,025
Rollins, Inc.	4,110	135,835
Tomra Systems ASA (Norway)[1]	31,230	250,619

		1,067,670

4

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	15,620	$508,954
Franklin Electric Co., Inc.	3,340	114,261
Nexans S.A. (France)*[1]	5,695	179,367
Polypore International, Inc.*	2,340	104,645
Schneider Electric SE (France)[1]	6,520	490,118

		1,397,345

Industrial Conglomerates - 1.2%
General Electric Co.	775,110	18,517,378
Siemens AG (Germany)[1]	14,840	1,567,644

		20,085,022

Machinery - 0.7%
AGCO Corp.	4,590	198,931
ANDRITZ AG (Austria)[1]	6,720	363,762
Deere & Co.	1,120	95,413
FANUC Corp. (Japan)[1]	5,180	869,926
Flowserve Corp.	2,090	113,884
Joy Global, Inc.	219,538	9,207,424
Pall Corp.	4,080	394,781
Pentair plc (United Kingdom)	4,960	306,578
Sany Heavy Equipment International Holdings Co. Ltd. - Class H (China)*[1]	627,000	135,068
SKF AB - Class B (Sweden)[1]	19,930	469,788
Xylem, Inc.	9,050	308,605

		12,464,160

Marine - 0.0%##
Sinotrans Shipping Ltd. - Class H (China)*[1]	657,000	148,600

Professional Services - 0.0%##
SGS S.A. (Switzerland)[1]	130	246,596

Road & Rail - 0.2%
Heartland Express, Inc.	29,060	746,551
Hertz Global Holdings, Inc.*	69,860	1,433,527
Kansas City Southern	1,540	169,539
Swift Transportation Co.*	27,480	675,458
Union Pacific Corp.	1,840	215,666

		3,240,741

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	10,639	579,133
Fastenal Co.	31,770	1,410,588

		1,989,721

Total Industrials		46,091,154

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology - 8.2%
Communications Equipment - 1.6%
Alcatel-Lucent - ADR (France)*	118,770	$409,757
ARRIS Group, Inc.*	50,910	1,334,860
Ixia*	154,780	1,569,469
Juniper Networks, Inc.	1,002,110	22,777,960
Polycom, Inc.*	84,260	1,120,658

		27,212,704

Electronic Equipment, Instruments & Components - 0.2%
Cognex Corp.*	3,150	115,763
FLIR Systems, Inc.	34,710	1,048,242
Hitachi Ltd. (Japan)[1]	103,000	777,866
Keyence Corp. (Japan)[1]	723	337,957
Trimble Navigation Ltd.*	43,240	1,030,842

		3,310,670

Internet Software & Services - 2.3%
Alibaba Group Holding Ltd. - ADR (China)*	990	88,189
eBay, Inc.*	241,120	12,779,360
Google, Inc. - Class A*[12]	14,336	7,706,317
Google, Inc. - Class C*	25,216	13,478,456
NetEase, Inc. - ADR (China)	4,750	518,937
Q2 Holdings, Inc.*	55,790	997,525
Qihoo 360 Technology Co. Ltd. - ADR (China)*	37,934	2,219,898
Tencent Holdings Ltd. - Class H (China)[1]	40,800	688,155
Youku Tudou, Inc. - ADR (China)*	7,830	131,231
Zillow, Inc. - Class A*	5,310	514,645

		39,122,713

IT Services - 1.3%
Amdocs Ltd. - ADR	6,500	313,170
EVERTEC, Inc.	103,710	2,080,423
InterXion Holding N.V. - ADR (Netherlands)*	4,750	129,627
MasterCard, Inc. - Class A	85,703	7,030,217
VeriFone Systems, Inc.*	273,150	8,574,179
Visa, Inc. - Class A12	14,450	3,683,450

		21,811,066

Semiconductors & Semiconductor Equipment - 0.0%##
GCL-Poly Energy Holdings Ltd. (Hong Kong)*[1]	354,000	76,866
REC Silicon ASA (Norway)*[1]	226,430	48,354

		125,220

Software - 1.3%
Aspen Technology, Inc.*	2,190	77,406
AVEVA Group plc (United Kingdom)[1]	57,323	1,133,647

5

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Electronic Arts, Inc.*	344,870	$18,919,568
Fortinet, Inc.*	4,030	120,477
Nuance Communications, Inc.*	7,730	106,249
SAP SE (Germany)[1]	12,350	806,053
Totvs S.A. (Brazil)	52,460	656,324

		21,819,724

Technology Hardware, Storage & Peripherals - 1.5%
EMC Corp.[12]	939,650	24,365,125
Samsung Electronics Co. Ltd. (South Korea)[1]	1,320	1,638,646
Stratasys Ltd.*	1,100	87,439

		26,091,210

Total Information Technology		139,493,307

Materials - 3.3%
Chemicals - 2.4%
FMC Corp.	13,260	762,450
Linde AG (Germany)[1]	4,880	934,860
Monsanto Co.	213,890	25,234,742
The Mosaic Co.	244,150	11,887,664
Novozymes A/S - Class B (Denmark)[1]	2,630	119,940
Potash Corp. of Saskatchewan, Inc. (Canada)	2,930	107,062
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	21,496	512,895
Syngenta AG (Switzerland)[1]	1,576	513,357
Tronox Ltd. - Class A	4,910	103,797
Umicore S.A. (Belgium)[1]	9,691	405,867
Wacker Chemie AG (Germany)[1]	1,130	120,993
Yingde Gases Group Co. Ltd. - Class H (China)[1]	262,070	176,586

		40,880,213

Construction Materials - 0.0%##
CRH plc (Ireland)[1]	13,260	320,349
Holcim Ltd. (Switzerland)[1]	2,990	209,039

		529,388

Metals & Mining - 0.9%
Alcoa, Inc.	791,520	12,387,288
Alumina Ltd. (Australia)*[1]	220,239	329,657
Iluka Resources Ltd. (Australia)[1]	40,550	220,213
Impala Platinum Holdings Ltd. (South Africa)*[1]	38,810	251,804
Jastrzebska Spolka Weglowa S.A. (Poland)*[1]	33,970	194,055
Norsk Hydro ASA (Norway)[1]	56,720	333,329
Stillwater Mining Co.*	106,220	1,452,027

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Teck Resources Ltd. - Class B (Canada)	32,874	$423,417
ThyssenKrupp AG (Germany)[1]	9,140	237,444

		15,829,234

Total Materials		57,238,835

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	66,980	998,672
Telenor ASA - ADR (Norway)	7,550	488,636

		1,487,308

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	35,480	758,917
China Mobile Ltd. - Class H (China)[1]	40,000	524,339

		1,283,256

Total Telecommunication Services		2,770,564

TOTAL COMMON STOCKS
(Identified Cost $692,163,807)		737,502,887

PREFERRED STOCKS - 0.2%

Energy - 0.0%##
Oil, Gas & Consumable Fuels - 0.0%##
Petroleo Brasileiro S.A. - ADR (Brazil)	129,979	799,371

Financials - 0.2%
Banks - 0.0%##
U.S. Bancorp., Series F (non-cumulative), 6.50%[2]	29,800	881,484

Insurance - 0.1%
Principal Financial Group, Inc., Series
A (non-cumulative), 5.563%[2]	14,100	1,424,241

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	37,110	1,005,310

Total Financials		3,311,035

TOTAL PREFERRED STOCKS
(Identified Cost $4,397,204)		4,110,406

LOAN ASSIGNMENTS - 0.2%

Alere, Inc., Term B, 4.25%, 6/30/2017[4]	1,572,875	1,570,516
Valeant Pharmaceuticals International, Inc., Term Loan D2[11], 0.00%, 2/13/2019	2,000,000	1,985,320

TOTAL LOAN ASSIGNMENTS
(Identified Cost $3,565,950)		3,555,836

6

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS - 22.9%

Convertible Corporate Bonds - 0.1%
Consumer Discretionary - 0.1%
Internet & Catalog Retail - 0.1%
The Priceline Group, Inc., 0.35%, 6/15/2020
(Identified Cost $1,497,563)	1,225,000	$1,314,578

Non-Convertible Corporate Bonds - 22.8%
Consumer Discretionary - 2.6%
Auto Components - 0.2%
Delphi Corp., 5.00%, 2/15/2023	1,714,000	1,825,410
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	945,000	940,275
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	1,075,000	1,099,187

		3,864,872

Automobiles - 0.3%
Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	2,000,000	2,240,298
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	775,000	847,473
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,070,000	1,343,809

		4,431,580

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,795,000	3,111,964

Hotels, Restaurants & Leisure - 0.4%
International Game Technology, 7.50%, 6/15/2019	4,255,000	4,550,808
MGM Resorts International, 6.00%, 3/15/2023	860,000	868,600
Yum! Brands, Inc., 6.25%, 4/15/2016	1,066,000	1,131,094

		6,550,502

Household Durables - 0.4%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	735,000	746,025
NVR, Inc., 3.95%, 9/15/2022	528,000	555,942
TRI Pointe Holdings, Inc.[5], 4.375%, 6/15/2019	915,000	871,537
Tupperware Brands Corp., 4.75%, 6/1/2021	3,995,000	4,352,505
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,135,000	1,072,575

		7,598,584

Media - 0.9%
21st Century Fox America, Inc., 6.90%, 3/1/2019	1,095,000	1,308,150
Cogeco Cable, Inc. (Canada)[5], 4.875%, 5/1/2020	1,130,000	1,138,475

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	1,245,000	$1,280,794
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	2,115,000	2,396,018
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,410,000	1,530,875
Discovery Communications LLC, 5.05%, 6/1/2020	2,015,000	2,254,545
Gannett Co., Inc.[5], 4.875%, 9/15/2021	1,125,000	1,125,000
Sirius XM Radio, Inc.[5], 4.25%, 5/15/2020	735,000	716,625
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,351,868
Time Warner, Inc., 4.75%, 3/29/2021	1,610,000	1,808,381

		14,910,731

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,320,000	1,328,321

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,500,000	1,549,434

Textiles, Apparel & Luxury Goods - 0.0%##
VF Corp., 5.95%, 11/1/2017	640,000	722,661

Total Consumer Discretionary		44,068,649

Consumer Staples - 0.8%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,060,000	1,300,106
DS Services of America, Inc.[5], 10.00%, 9/1/2021	740,000	850,075
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	1,350,000	1,577,976
SABMiller plc (United Kingdom)[5], 6.50%, 7/15/2018	1,000,000	1,152,860

		4,881,017

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[5], 5.375%, 7/15/2022	1,110,000	1,101,675
KeHE Distributors LLC - KeHE Finance Corp.[5], 7.625%, 8/15/2021	690,000	731,400
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	710,000	775,675

		2,608,750

Food Products - 0.1%
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020.	1,255,000	1,280,100

7

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	1,300,000	$1,381,206
Harbinger Group, Inc., 7.875%, 7/15/2019	1,200,000	1,266,000
Harbinger Group, Inc., 7.75%, 1/15/2022	920,000	924,600

		3,571,806

Tobacco - 0.0%##
Vector Group Ltd., 7.75%, 2/15/2021	805,000	854,306

Total Consumer Staples		13,195,979

Energy - 1.7%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,215,000	1,462,470
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	885,000	756,675
Parker Drilling Co., 6.75%, 7/15/2022	1,245,000	896,400
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	905,000	1,002,639
Seventy Seven Operating LLC, 6.625%, 11/15/2019	685,000	496,625
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	1,030,000	813,700
US Shale Solutions, Inc.[5], 12.50%, 9/1/2017	560,000	431,200
Weatherford International Ltd., 9.625%, 3/1/2019	2,155,000	2,297,413

		8,157,122

Oil, Gas & Consumable Fuels - 1.2%
Buckeye Partners LP, 4.15%, 7/1/2023	1,295,000	1,295,913
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	930,000	423,150
FTS International, Inc.[5], 6.25%, 5/1/2022	725,000	543,750
Ithaca Energy, Inc. (United Kingdom)[5], 8.125%, 7/1/2019	855,000	658,350
Kinder Morgan, Inc., 7.00%, 6/15/2017	1,340,000	1,477,350
Kinder Morgan, Inc.[5], 5.625%, 11/15/2023	1,100,000	1,208,948
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	1,275,000	1,300,500
Petrobras Global Finance B.V. (Brazil)[4], 1.881%, 5/20/2016	3,280,000	3,034,000
Petrobras International Finance Co. S.A. (Brazil), 3.875%, 1/27/2016	4,080,000	3,970,248
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	1,345,000	1,454,618
Petroleos Mexicanos (Mexico), 3.50%, 7/18/2018	450,000	458,775

	PRINCIPAL AMOUNT[3]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (Mexico)[5], 4.50%, 1/23/2026		1,925,000	$1,922,113
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		1,245,000	1,246,556
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021		2,090,000	2,021,114

			21,015,385

Total Energy			29,172,507

Financials - 11.9%
Banks - 4.1%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[4], 9.00%, 5/29/2049		1,200,000	1,303,620
Banco Santander S.A. (Spain)[4], 6.375%, 5/29/2049		1,400,000	1,372,000
Bank of America Corp., 6.50%, 8/1/2016		1,900,000	2,045,483
Bank of America Corp., 5.75%, 8/15/2016		1,135,000	1,206,641
Bank of America Corp., 5.70%, 5/2/2017		960,000	1,042,406
Bank of America Corp., 6.875%, 4/25/2018		1,030,000	1,186,631
Bank of America Corp., 7.625%, 6/1/2019		2,270,000	2,776,215
Bank of Montreal (Canada)[5], 1.95%, 1/30/2017		6,730,000	6,872,992
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020		1,050,000	1,177,201
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021		1,200,000	1,642,982
Barclays plc (United Kingdom)[4], 6.625%, 6/29/2049		800,000	770,794
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022		1,655,000	1,870,779
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015		4,406,000	4,516,291
BPCE S.A. (France)[4], 2.55%, 7/29/2049		1,400,000	1,166,830
Citigroup, Inc., 5.85%, 8/2/2016		2,000,000	2,138,568
Citigroup, Inc., 8.50%, 5/22/2019		2,674,000	3,370,042
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	390,000	321,663
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[4], 8.40%, 11/29/2049		670,000	741,187
HSBC Bank plc (United Kingdom)[5], 1.50%, 5/15/2018		1,605,000	1,604,535
HSBC Finance Corp., 6.676%, 1/15/2021		1,350,000	1,635,929
HSBC USA Capital Trust I (United Kingdom)[5], 7.808%, 12/15/2026		600,000	605,237

8

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	PRINCIPAL AMOUNT[3]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		3,000,000	$3,167,829
Intesa Sanpaolo S.p.A. (Italy)[5], 6.50%, 2/24/2021		1,380,000	1,653,944
JPMorgan Chase & Co., 3.15%, 7/5/2016		4,025,000	4,146,060
JPMorgan Chase & Co., 4.95%, 3/25/2020		4,040,000	4,564,339
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020		2,225,000	2,646,929
Lloyds Bank plc (United Kingdom)[4], 9.875%, 12/16/2021		1,300,000	1,482,000
National City Corp., 6.875%, 5/15/2019		2,485,000	2,956,852
Popular, Inc., 7.00%, 7/1/2019		1,745,000	1,755,906
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	470,000	370,800
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	383,405
Royal Bank of Scotland Group plc (United Kingdom)[4], 1.197%, 3/31/2017		3,000,000	3,005,628
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,450,000	1,531,874
Santander Bank N.A., 8.75%, 5/30/2018		1,250,000	1,494,955
Santander Holdings USA, Inc., 4.625%, 4/19/2016		365,000	380,892
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	330,257

			69,239,696

Capital Markets - 2.5%
Goldman Sachs Capital II4,6, 4.00%		1,215,000	947,700
The Goldman Sachs Group, Inc., 3.625%, 2/7/2016		4,400,000	4,516,851
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,836,448
The Goldman Sachs Group, Inc.[4], 1.357%, 11/15/2018		6,235,000	6,292,611
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		4,285,000	4,904,624
The Goldman Sachs Group, Inc.[4], 1.861%, 11/29/2023		1,120,000	1,153,245
Morgan Stanley, 3.80%, 4/29/2016		5,020,000	5,189,666
Morgan Stanley, 2.125%, 4/25/2018		5,000,000	5,038,465
Morgan Stanley, 5.50%, 1/26/2020		4,255,000	4,865,801
Morgan Stanley, 5.75%, 1/25/2021		2,965,000	3,473,142
Scottrade Financial Services, Inc.[5], 6.125%, 7/11/2021		375,000	410,214
UBS AG (Switzerland)[4], 7.25%, 2/22/2022		1,170,000	1,262,550

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
UBS AG (Switzerland), 7.625%, 8/17/2022	810,000	$966,845
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	1,005,000	1,038,191

		42,896,353

Consumer Finance - 0.4%
Capital One Bank USA National
Association, 2.15%, 11/21/2018	900,000	909,801
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,785,759
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	358,126
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	1,245,000	718,987
Discover Bank, 4.20%, 8/8/2023	1,310,000	1,416,101
Navient Corp., 6.125%, 3/25/2024	1,765,000	1,720,875

		6,909,649

Diversified Financial Services - 1.1%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	85,000	98,440
CME Group, Inc., 3.00%, 9/15/2022	1,240,000	1,296,796
General Electric Capital Corp.[4], 0.635%, 5/5/2026	2,310,000	2,155,244
General Electric Capital Corp.[4,6], 7.125%	1,950,000	2,269,313
ING Bank N.V. (Netherlands)[5], 5.80%, 9/25/2023	1,850,000	2,114,491
ING Bank N.V. (Netherlands)[4], 4.125%, 11/21/2023.	1,475,000	1,510,518
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	870,000	817,800
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.50%, 4/15/2021	1,150,000	1,081,000
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022	700,000	631,750
Jefferies Group LLC, 8.50%, 7/15/2019	2,275,000	2,744,697
Jefferies Group LLC, 5.125%, 1/20/2023	2,100,000	2,169,997
Voya Financial, Inc., 2.90%, 2/15/2018	85,000	87,624
Voya Financial, Inc., 5.50%, 7/15/2022	1,165,000	1,350,644

		18,328,314

Insurance - 1.7%
Aegon N.V. (Netherlands)[4], 2.168%, 7/29/2049	2,150,000	1,784,500
American International Group, Inc., 4.875%, 6/1/2022	3,705,000	4,253,233
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,035,000	3,217,258
AXA S.A. (France)[4], 2.007%, 8/29/2049	2,640,000	2,302,608

9

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	$2,185,614
First American Financial Corp., 4.30%, 2/1/2023	1,650,000	1,683,622
Genworth Holdings, Inc., 7.625%, 9/24/2021	5,815,000	5,700,061
Genworth Holdings, Inc.[4], 6.15%, 11/15/2066.	4,395,000	2,724,900
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	3,120,000	3,616,298
Prudential Financial, Inc.[4], 5.875%, 9/15/2042	1,950,000	2,071,875

		29,539,969

Real Estate Investment Trusts (REITS) - 1.9%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	1,900,000	1,960,735
BioMed Realty LP, 3.85%, 4/15/2016	235,000	242,348
Boston Properties LP, 5.875%, 10/15/2019	1,415,000	1,661,601
Boston Properties LP, 5.625%, 11/15/2020	410,000	479,920
Camden Property Trust, 5.70%, 5/15/2017	705,000	772,290
Digital Realty Trust LP, 5.875%, 2/1/2020	4,950,000	5,649,192
Duke Realty LP, 3.75%, 12/1/2024	1,575,000	1,653,950
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,240,000	1,286,500
HCP, Inc., 6.70%, 1/30/2018	3,675,000	4,207,386
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	3,883,949
Health Care REIT, Inc., 4.95%, 1/15/2021	330,000	371,477
Hospitality Properties Trust, 6.70%, 1/15/2018	1,385,000	1,538,242
Qualitytech LP - QTS Finance Corp.[5], 5.875%, 8/1/2022	735,000	744,187
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	1,245,000	1,263,675
Simon Property Group LP, 10.35%, 4/1/2019	2,210,000	2,908,137
Simon Property Group LP, 5.65%, 2/1/2020	1,795,000	2,095,223
UDR, Inc., 4.625%, 1/10/2022	980,000	1,084,178

		31,802,990

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[5], 8.50%, 6/1/2022	845,000	809,087

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC[5], 8.25%, 12/1/2022	700,000	$714,000

		1,523,087

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,455,000	1,491,375
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 5.875%, 8/1/2021	515,000	481,525
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	725,000	558,250

		2,531,150

Total Financials		202,771,208

Health Care - 0.5%
Biotechnology - 0.1%
Amgen, Inc., 2.20%, 5/22/2019	1,472,000	1,493,316

Health Care Equipment & Supplies - 0.0%##
Halyard Health, Inc.[5], 6.25%, 10/15/2022	715,000	729,300

Health Care Providers & Services - 0.3%
Aetna, Inc., 3.50%, 11/15/2024	1,495,000	1,583,338
Express Scripts Holding Co., 4.75%, 11/15/2021	1,250,000	1,414,263
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	895,000	919,613
Kindred Escrow Corp. II5, 8.75%, 1/15/2023	1,035,000	1,107,450

		5,024,664

Pharmaceuticals - 0.1%
Roche Holdings, Inc. (Switzerland)[5], 6.00%, 3/1/2019	1,540,000	1,802,183

Total Health Care		9,049,463

Industrials - 2.2%
Aerospace & Defense - 0.3%
DigitalGlobe, Inc.[5], 5.25%, 2/1/2021	1,113,000	1,068,814
L-3 Communications Corp., 3.95%, 11/15/2016	2,000,000	2,085,736
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,207,146

		4,361,696

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,7], 10.00%, 2/15/2018	880,000	884,400

Airlines - 0.6%
Allegiant Travel Co., 5.50%, 7/15/2019	1,275,000	1,300,500

10

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	2,019,426	$2,175,931
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	710,000	736,625
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	2,285,000	2,370,688
Gol LuxCo S.A. (Brazil)[5], 8.875%, 1/24/2022	1,080,000	967,410
Southwest Airlines Co., 2.75%, 11/6/2019	1,495,000	1,537,590
United Continental Holdings, Inc., 6.375%, 6/1/2018	815,000	867,975

		9,956,719

Commercial Services & Supplies - 0.0%##
Modular Space Corp.[5], 10.25%, 1/31/2019	860,000	602,000

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	850,000	800,063

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	2,215,000	2,223,306
CNH Industrial Capital LLC, 6.25%, 11/1/2016	895,000	941,987
Joy Global, Inc., 5.125%, 10/15/2021	110,000	124,930
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	985,000	1,021,937
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	870,000	893,925

		5,206,085

Road & Rail - 0.1%
Union Pacific Corp., 5.65%, 5/1/2017	815,000	896,871
Union Pacific Corp., 7.875%, 1/15/2019	495,000	607,773

		1,504,644

Trading Companies & Distributors - 0.8%
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,882,375
Aircastle Ltd., 4.625%, 12/15/2018	905,000	925,363
Aircastle Ltd., 5.50%, 2/15/2022	785,000	808,707
Aviation Capital Group Corp.[5], 3.875%, 9/27/2016	3,100,000	3,174,146
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	1,045,000	1,052,837
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,100,000	1,078,000

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
International Lease Finance Corp., 8.625%, 9/15/2015	555,000	$577,200
International Lease Finance Corp., 5.75%, 5/15/2016	970,000	1,007,297
International Lease Finance Corp.[4], 2.191%, 6/15/2016	1,525,000	1,518,595
International Lease Finance Corp., 8.75%, 3/15/2017	1,490,000	1,657,849

		13,682,369

Total Industrials		36,997,976

Information Technology - 1.0%
Internet Software & Services - 0.2%
Alibaba Group Holding Ltd. (China)[5], 2.50%, 11/28/2019	1,300,000	1,303,956
Tencent Holdings Ltd. (China)[5], 3.375%, 5/2/2019	1,645,000	1,696,788

		3,000,744

IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	1,500,000	1,504,995

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp., 4.125%, 11/1/2021	2,225,000	2,341,917
Xilinx, Inc., 3.00%, 3/15/2021	2,170,000	2,229,093

		4,571,010

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc., 2.40%, 5/3/2023	645,000	652,258
EMC Corp., 2.65%, 6/1/2020	2,845,000	2,918,859
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	907,371
Hewlett-Packard Co.[4], 1.193%, 1/14/2019	2,765,000	2,731,107

		7,209,595

Total Information Technology		16,286,344

Materials - 1.0%
Chemicals - 0.3%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[5], 6.75%, 10/15/2019	1,305,000	1,252,800
The Dow Chemical Co., 8.55%, 5/15/2019	2,305,000	2,902,774
LyondellBasell Industries N.V., 5.00%, 4/15/2019	500,000	553,251
The Mosaic Co., 4.25%, 11/15/2023	680,000	747,944

		5,456,769

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4,5], 3.241%, 12/15/2019	1,585,000	1,521,600

11

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.5%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	915,000	$1,093,654
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,275,000	1,518,454
Essar Steel Algoma, Inc. (Canada)[5], 9.50%, 11/15/2019	860,000	842,800
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	110,000	101,458
Lundin Mining Corp. (Canada)[5], 7.875%, 11/1/2022	875,000	866,250
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,585,000	1,662,603
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[5], 7.375%, 2/1/2020	985,000	1,014,550
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,260,000	1,186,667

		8,286,436

Paper & Forest Products - 0.1% Domtar Corp., 4.40%, 4/1/2022	1,425,000	1,496,884
Georgia-Pacific LLC[5], 3.163%, 11/15/2021	750,000	775,356

		2,272,240

Total Materials		17,537,045

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Inmarsat Finance plc (United Kingdom)[5], 4.875%, 5/15/2022	1,070,000	1,068,663
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	2,300,000	2,555,852
Windstream Corp., 7.875%, 11/1/2017	775,000	836,031

		4,460,546

Wireless Telecommunication Services - 0.6%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	1,805,000	1,841,100
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	1,890,000	2,113,493
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,040,000	1,202,828
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	333,000	368,931
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	604,406
SBA Tower Trust[5], 2.933%, 12/15/2017	1,680,000	1,700,106
SBA Tower Trust[5], 3.598%, 4/15/2018	1,500,000	1,504,990
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[5], 8.25%, 11/7/2021	710,000	723,313

		10,059,167

Total Telecommunication Services		14,519,713

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Abengoa Yield plc (Spain)[5], 7.00%, 11/15/2019.	1,095,000	$1,111,425
ContourGlobal Power Holdings S.A. (France)[5], 7.125%, 6/1/2019	1,275,000	1,268,625
NRG Energy, Inc., 6.25%, 7/15/2022	705,000	724,387
RJS Power Holdings LLC[5], 5.125%, 7/15/2019	1,730,000	1,678,100
TerraForm Power Operating LLC[5], 5.875%, 2/1/2023	865,000	883,381

Total Utilities		5,665,918

Total Non-Convertible Corporate Bonds
(Identified Cost $384,054,503)		389,264,802

TOTAL CORPORATE BONDS
(Identified Cost $385,552,066)		390,579,380

U.S. TREASURY SECURITIES - 5.6%

U.S. Treasury Notes - 5.6%
U.S. Treasury Note, 0.875%, 5/15/2017	35,000,000	35,257,040
U.S. Treasury Note, 0.875%, 6/15/2017	25,000,000	25,171,875
U.S. Treasury Note, 1.00%, 12/15/2017	35,000,000	35,248,815

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $95,046,535)		95,677,730

ASSET-BACKED SECURITIES - 0.7%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[5], 1.639%, 2/15/2021	1,233,970	1,232,043
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	357,153	357,228
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[5], 1.05%, 3/20/2020	1,800,000	1,801,625
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	850,757	874,099
FNA Trust, Series 2014-1A, Class A5, 1.296%, 12/10/2022	1,000,000	1,000,000
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	268,741	268,754
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	111,667	112,025
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	690,000	706,896
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A5, 1.92%, 10/15/2019	1,400,000	1,408,326

12

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

SpringCastle America Funding LLC,
Series 2014-AA, Class A5, 2.70%, 5/25/2023	2,205,569	$2,206,897
Starwood Retail Property Trust, Series 2014-STAR, Class A4,5, 1.387%, 11/15/2027	2,116,000	2,125,672

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $12,033,244)		12,093,565

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	273,121	287,649
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[4], 5.729%, 5/10/2045	1,005,000	1,041,787
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,044,302	1,088,708
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	825,523	833,655
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[4], 5.701%, 9/11/2038	735,601	767,311
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,071,201	1,125,715
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM4, 5.568%, 10/12/2041	1,600,000	1,701,128
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	505,967	517,257
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[4], 5.226%, 7/15/2044	989,979	1,001,353
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	268,692	271,167
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	5,225,000	5,381,439
Commercial Mortgage Trust, Series 2005-GG5, Class A5[4], 5.224%, 4/10/2037	4,624,906	4,668,842
Commercial Mortgage Trust, Series 2006-GG7, Class A4[4], 5.787%, 7/10/2038	577,038	602,096
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,5], 2.50%, 5/25/2043	1,964,374	1,944,807
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,5], 2.13%, 2/25/2043	1,745,358	1,692,899
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	493,955	505,056

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	1,875,000	$1,924,502
Fannie Mae Interest Strip, Series 402, Class 3 (IO), 4.00%, 11/25/2039	7,348,383	1,061,715
Fannie Mae Interest Strip, Series 406, Class 7 (IO), 4.50%, 1/25/2041	6,600,808	941,957
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	6,134,373	835,779
Fannie Mae Interest Strip, Series 413, Class C32 (IO), 4.00%, 1/25/2039	7,578,576	1,047,739
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,377,367	1,384,641
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[4], 1.463%, 8/25/2020	19,147,872	1,175,143
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[4], 1.242%, 4/25/2021	8,890,051	581,160
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[4], 1.563%, 10/25/2021	5,875,732	504,884
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[4], 1.431%, 12/25/2021	9,057,124	716,600
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[4], 1.502%, 6/25/2022	12,721,321	1,138,380
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[4], 0.226%, 4/25/2023	65,665,451	1,040,797
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[4], 0.123%, 5/25/2023	41,781,196	388,523
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[4], 1.576%, 10/25/2018	8,811,188	458,058
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,720,047
Freddie Mac REMICS, Series 4132, Class IO (IO), 4.50%, 11/15/2042	1,900,087	283,840
FREMF Mortgage Trust, Series 2011-K701, Class B4,5, 4.286%, 7/25/2048	750,000	789,926
FREMF Mortgage Trust, Series 2011-K702, Class B4,5, 4.77%, 4/25/2044	885,000	949,109
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	165,096,292	1,049,022

13

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2013-K502, Class B4,5, 2.72%, 3/25/2045	2,135,000	$2,159,777
FREMF Mortgage Trust, Series 2013-K712, Class B4,5, 3.368%, 5/25/2045	885,000	910,807
FREMF Mortgage Trust, Series 2014-K716, Class B4,5, 3.954%, 8/25/2047	2,885,000	3,017,237
FREMF Mortgage Trust, Series 2015-K42, Class B4,5, 3.853%, 12/25/2024	1,500,000	1,562,604
Ginnie Mae, Series 2009-121, Class QI (IO), 4.50%, 12/20/2039	3,392,070	510,157
Ginnie Mae, Series 2012-50, Class IO (IO), 4.00%, 4/20/2042	2,655,943	376,812
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	956,381	985,950
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	4,500,000	5,078,133
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[4], 5.247%, 1/12/2043	1,750,000	1,781,392
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM4, 5.288%, 1/12/2043	495,000	508,396
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[4], 5.228%, 12/15/2044	434,430	441,898
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[4], 5.876%, 4/15/2045	1,670,000	1,738,296
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	6,259,771	6,636,096
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,5], 3.00%, 3/25/2043	1,427,045	1,439,866
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,5], 3.50%, 5/25/2043	1,639,114	1,677,402
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,5], 3.00%, 6/25/2029	1,900,338	1,956,368
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A4, 5.23%, 9/15/2042	301,225	305,134
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	800,000	815,454
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025	1,170,000	1,172,306
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,5], 3.75%, 11/25/2054	2,290,000	2,370,734

	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045		115,000	$130,442
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[4,5], 1.473%, 12/15/2028		709,807	709,596
SCG Trust, Series 2013-SRP1, Class AJ4,5, 2.12%, 11/15/2026		3,550,000	3,561,009
Sequoia Mortgage Trust, Series 2013-2, Class A1[4], 1.874%, 2/25/2043		1,434,105	1,364,697
Sequoia Mortgage Trust, Series 2013-7, Class A2[4], 3.00%, 6/25/2043		1,219,574	1,221,384
Sequoia Mortgage Trust, Series 2013-8, Class A1[4], 3.00%, 6/25/2043		1,662,557	1,666,063
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028		350,000	385,518
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.242%, 10/15/2044		500,911	508,071
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM4, 5.319%, 12/15/2044		1,150,000	1,181,729
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4], 6.011%, 6/15/2045		850,000	893,075
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		545,000	605,803
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044		940,000	957,610
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,950,000	1,984,919

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $96,824,965)			92,037,426

FOREIGN GOVERNMENT BONDS - 1.3%

Bonos de la Tesoreria de la Republicaen pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,346,758
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL	1,250,000	440,655
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		800,000	1,002,000
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD	390,000	345,460
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	1,600,000	1,294,606
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	IDR	12,000,000,000	982,830
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	423,350
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	923,116

14

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	$1,116,662
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	864,836
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW	950,000,000	870,718
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	470,000,000	434,116
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR	4,335,000	1,191,376
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	895,473
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN	26,195,000	1,819,201
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	427,298
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	653,226
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,900,000	761,773
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	289,277
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	471,232
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	101,586
Russian Foreign Bond - Eurobond (Russia)[5], 5.00%, 4/29/2020		700,000	619,780
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	664,587
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	410,348
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR	515,000	674,058
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR	760,000	1,125,624
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP	800,000	1,224,094
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	579,227
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	811,726

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $24,725,652)			22,764,993

MUNICIPAL BONDS - 0.1%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022		600,000	526,134
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2023		2,000,000	1,730,280

TOTAL MUNICIPAL BONDS
(Identified Cost $2,380,281)			2,256,414

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES - 12.5%
Mortgage-Backed Securities - 5.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	1,004,570	$1,100,379
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	74,448	81,274
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	98,768	108,617
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	697,976	764,839
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	124,381	136,700
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,220,703	1,338,280
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	75,292	82,658
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,406,804	1,538,263
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,515,634	1,634,637
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	1,230,163	1,345,118
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034	2,528,439	2,724,669
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	2,419,820	2,607,629
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	1,559,034	1,742,975
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	237,068	268,681
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	416,751	465,515
Fannie Mae, Pool #256673, 5.50%, 4/1/2037	1,701,529	1,900,627
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	518,752	588,377
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,816,795	2,060,653
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	954,463	1,066,146
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,074,722	1,218,209
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,122,098	1,253,539
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,044,840	1,184,111
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	660,998	749,416
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	3,030,891	3,434,495
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	776,850	879,643
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	405,339	459,396
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	130,623	148,061
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	2,465,285	2,754,683

15

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,136,678	$1,269,721
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	630,733	704,536
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,530,190	1,665,842
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	355,236	396,853
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,394,381	2,607,141
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	2,827,966	3,159,392
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,951,664	2,214,664
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,408,127	1,595,471
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	2,454,449	2,780,372
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,467,650	1,664,563
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	3,568,343	4,044,561
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,504,653	1,640,168
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	651,343	709,800
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	484,654	528,148
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,564,814	1,705,365
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	381,740	415,537
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	1,593,089	1,685,410
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042	1,303,383	1,378,303
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	6,138,731	6,694,199
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	387,698	413,345
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	123,056	136,686
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	88,405	97,401
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	66,441	73,220
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	119,450	131,751
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	53,302	58,202
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,455,769	1,588,266
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,850,753	2,017,844
Freddie Mac, Pool #C91788, 4.00%, 10/1/2034	1,780,593	1,918,506

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	148,143	$167,365
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	312,361	349,367
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	629,417	709,990
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	760,476	859,155
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	1,358,546	1,519,024
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	721,608	807,034
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	870,798	973,784
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,033,317	1,155,640
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	2,352,467	2,628,176
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	550,312	615,514
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,007,050	1,126,331
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	2,333,722	2,536,999
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	403,655	451,641
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	384,680	430,147
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	593,137	669,303
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	340,992	385,267
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,177,508	1,316,504
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,993,261	2,103,652
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	1,728,359	1,824,079
Freddie Mac, Pool #G08615, 3.50%, 11/1/2044	1,984,588	2,094,498
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	1,105	1,111

Total Mortgage-Backed Securities
(Identified Cost $96,934,422)		99,657,438

Other Agencies - 6.7%
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,094,026
Fannie Mae, 0.875%, 8/28/2017	45,000,000	45,173,070
Fannie Mae, 1.625%, 11/27/2018	15,400,000	15,705,351
Federal Home Loan Banks, 0.875%, 5/24/2017	15,000,000	15,087,480
Freddie Mac, 1.25%, 5/12/2017	19,000,000	19,245,936

16

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Freddie Mac, 3.75%, 3/27/2019	11,000,000	$12,157,640

Total Other Agencies
(Identified Cost $112,230,713)		113,463,503

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $209,165,135)		213,120,941

U.S. GOVERNMENT SECURITIES - 3.7%

U.S. Treasury Bills - 3.7%
U.S. Treasury Bill[8,9], 0.09%, 7/23/2015 (Identified Cost $62,599,207)	62,625,000	62,607,904

	SHARES/
	CONTRACTS	VALUE

SHORT-TERM INVESTMENT - 4.0%

Dreyfus Cash Management, Inc. - Institutional Shares[10], 0.03%, (Identified Cost $67,643,321)	67,643,321	$67,643,321

TOTAL INVESTMENTS - 99.9% (Identified Cost $1,656,097,367)		1,703,950,803
OTHER ASSETS, LESS LIABILITIES - 0.1%		925,800

NET ASSETS - 100%		$1,704,876,603

PUT OPTIONS WRITTEN - 0.0%##

Amazon.com, Inc., Strike $260.00, Expiring February 20, 2015,	277	$(1,385)
The Coca Cola Co., Strike $36.00, Expiring February 20, 2015,	4,670	(9,340)
Google, Inc. - Class A, Strike $497.50, Expiring February 20, 2015,	125	(12,500)
Time Warner, Inc., Strike $80.00, Expiring February 20, 2015,	605	(173,030)
Viacom, Inc. - Class B, Strike $62.50, Expiring February 20, 2015,	1,643	(82,150)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $398,235)		(278,405)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JANUARY 31, 2015:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[3]	UNREALIZED APPRECIATION (DEPRECIATION)
	U.S. Treasury Bonds
101	(30 Year)	CBOT	March 2015	15,279,406	$319,222
4,132	U.S. Treasury Notes (2 Year)	CBOT	March 2015	908,071,567	2,978,567
741	U.S. Treasury Notes (5 Year)	CBOT	March 2015	89,915,719	706,038
	U.S. Ultra Treasury
25	Bonds	CBOT	March 2015	4,473,437	43,539
125	Euro Dollar Futures	CME	June 2015	31,137,500	(28)

Total					4,047,338

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JANUARY 31, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[3]	UNREALIZED DEPRECIATION
	U.S. Treasury Notes
144	(10 Year)	CBOT	March 2015	18,846,000	$(202,998)
200	Euro Dollar Futures	CME	September 2017	49,157,500	(360,420)
350	Euro Dollar Futures	CME	December 2017	85,942,500	(682,622)
350	Euro Dollar Futures	CME	March 2018	85,881,250	(730,101)
351	Euro Dollar Futures	CME	June 2018	86,065,200	(651,525)
351	Euro Dollar Futures	CME	September 2018	86,012,550	(629,637)

17

Investment Portfolio - January 31, 2015

(unaudited)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JANUARY 31, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[3]	UNREALIZED DEPRECIATION
351	Euro Dollar Futures	CME	December 2018	85,955,512	$(644,662)
351	Euro Dollar Futures	CME	March 2019	85,911,638	(660,050)
351	Euro Dollar Futures	CME	June 2019	85,867,762	(583,039)
151	Euro Dollar Futures	CME	September 2019	36,921,388	(99,342)

Total					(5,244,396)

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

Impt. - Improvement

IO - Interest Only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2The rate shown is a fixed rate as of January 31, 2015; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022. 3Amount is stated in USD unless otherwise noted.

4The coupon rate is floating and is the effective rate as of January 31, 2015.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $133,774,114 or 7.8%, of the Series’ net assets as of January 31, 2015.

6Security is perpetual in nature and has no stated maturity date.

7Represents a Payment-In-Kind bond.

8All or a portion of security has been pledged in connection with outstanding futures contracts.

9Represents the annualized yield at time of purchase.

10Rate shown is the current yield as of January 31, 2015.

11This security is unsettled and the coupon rate has not yet been determined as of January 31, 2015.

12A portion of this security is deposited with the broker as collateral for options contracts written. As of January 31, 2015, the total value of such securities was $31,713,017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,657,063,672
Unrealized appreciation	115,774,734
Unrealized depreciation	(68,887,603)

Net unrealized appreciation	$46,887,131

18

Investment Portfolio - January 31, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$202,377,518	$190,221,778	$12,155,740	$—
Consumer Staples	55,649,402	21,490,791	34,158,611	—
Energy	72,594,534	70,368,883	2,225,651	—
Financials	84,245,998	68,487,171	15,758,827	—
Health Care	77,041,575	71,652,481	5,389,094	—
Industrials	46,091,154	39,756,388	6,334,766	—
Information Technology	139,493,307	133,985,763	5,507,544	—
Materials	57,238,835	52,871,342	4,367,493	—
Telecommunication Services	2,770,564	2,246,225	524,339	—
Preferred Securities:
Energy	799,371	799,371	—	—
Financials	3,311,035	3,311,035	—	—
Debt securities:
Loan assignments	3,555,836	—	3,555,836	—
U.S. Treasury and other U.S. Government agencies	371,406,575	—	371,406,575	—
States and political subdivisions (municipals)	2,256,414	—	2,256,414	—
Corporate debt:
Consumer Discretionary	44,068,649	—	44,068,649	—
Consumer Staples	13,195,979	—	13,195,979	—
Energy	29,172,507	—	29,172,507	—
Financials	202,771,208	—	202,771,208	—
Health Care	9,049,463	—	9,049,463	—
Industrials	36,997,976	—	36,997,976	—
Information Technology	16,286,344	—	16,286,344	—
Materials	17,537,045	—	17,537,045	—
Telecommunication Services	14,519,713	—	14,519,713	—
Utilities	5,665,918	—	5,665,918	—
Convertible corporate debt:
Consumer Discretionary	1,314,578	—	1,314,578	—
Asset-backed securities	12,093,565	—	12,093,565	—
Commercial mortgage-backed securities	92,037,426	—	92,037,426	—
Foreign government bonds	22,764,993	—	22,764,993	—
Mutual fund	67,643,321	67,643,321	—	—

Other financial instruments*:
Interest rate contracts	4,047,366	4,047,366	—	—

Total assets	1,707,998,169	726,881,915	981,116,254	—

19

Investment Portfolio - January 31, 2015

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Equity contracts	$(278,405)	$(278,405)	$—	$—
Interest rate contracts	(5,244,424)	(5,244,424)	—	—

Total liabilities	(5,522,829)	(5,522,829)	—	—

Total	$1,702,475,340	$721,359,086	$981,116,254	—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

*Other financial instruments are exchange traded options and futures (Level 1). Futures are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

20

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS - 57.8%

Consumer Discretionary - 16.0%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	20,000	$380,239
Halla Holdings Corp. (South Korea)[1]	2,004	115,388
Hankook Tire Co. Ltd. (South Korea)[1]	13,890	667,917
Mando Corp. (South Korea)*[1]	2,186	329,527
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	12,300	231,596
Nissin Kogyo Co. Ltd. (Japan)[1]	16,600	254,123

		1,978,790

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	2,540	390,358

Diversified Consumer Services - 0.7%
Apollo Education Group, Inc.*	413,205	10,437,558
Kroton Educacional S.A. (Brazil)	268,934	1,232,792

		11,670,350

Hotels, Restaurants & Leisure - 0.6%
Accor S.A. (France)[1]	20,350	1,011,735
Arcos Dorados Holdings, Inc. - Class A (Argentina)	49,620	275,391
Darden Restaurants, Inc.	19,080	1,171,130
Hyatt Hotels Corp. - Class A*	8,370	470,896
Whistler Blackcomb Holdings, Inc. (Canada)	11,010	173,117
Yum! Brands, Inc.	107,730	7,786,724

		10,888,993

Household Durables - 1.1%
DR Horton, Inc.	202,850	4,973,882
Lennar Corp. - Class A	134,213	6,027,506
LG Electronics, Inc. (South Korea)[1]	12,430	688,631
Nikon Corp. (Japan)[1]	40,000	507,532
Toll Brothers, Inc.*	164,741	5,703,333
TRI Pointe Homes, Inc.*	18,500	265,105
WCI Communities, Inc.*	6,770	130,729

		18,296,718

Internet & Catalog Retail - 2.9%
Amazon.com, Inc.*[12]	35,380	12,543,271
ASOS plc (United Kingdom)*[1]	22,310	920,227
Groupon, Inc.*	300,290	2,150,076
MakeMyTrip Ltd. (India)*	11,820	293,727
Ocado Group plc (United Kingdom)*[1]	34,980	215,585
The Priceline Group, Inc.*	18,710	18,887,371
Rakuten, Inc. (Japan)[1]	79,580	1,101,727

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Catalog Retail (continued)
TripAdvisor, Inc.*	187,100	$12,537,571

		48,649,555

Media - 8.5%
AMC Networks, Inc. - Class A*	414,916	27,674,897
Discovery Communications, Inc. - Class A*	63,970	1,854,170
Gannett Co., Inc.	477,599	14,810,345
Global Mediacom Tbk PT (Indonesia)[1]	1,326,570	193,490
ITV plc (United Kingdom)[1]	124,240	411,176
Liberty Global plc - Class A - ADR (United Kingdom)*	149,731	6,995,432
Mediaset Espana Comunicacion S.A. (Spain)*[1]	124,680	1,517,866
Modern Times Group AB - Class B (Sweden)[1]	4,650	131,603
Morningstar, Inc.	19,510	1,299,171
Reed Elsevier plc - ADR (United Kingdom)	5,439	378,011
Sinclair Broadcast Group, Inc. - Class A	443,493	10,972,017
Sky plc (United Kingdom)[1]	51,190	713,856
Societe Television Francaise 1 (France)[1]	37,649	592,663
Starz - Class A*	422,050	12,458,916
Time Warner, Inc.	180,970	14,102,992
Tribune Media Co. - Class A*	150,350	8,854,112
Twenty-First Century Fox, Inc. - Class A	628,250	20,832,770
Viacom, Inc. - Class B	279,350	17,995,727

		141,789,214

Specialty Retail - 0.5%
American Eagle Outfitters, Inc.	151,980	2,133,799
China ZhengTong Auto Services Holdings Ltd. (China)[1]	739,500	370,175
Dick’s Sporting Goods, Inc.	37,200	1,921,380
Groupe Fnac S.A. (France)*[1]	279	13,981
Kingfisher plc (United Kingdom)[1]	428,450	2,204,025
Komeri Co. Ltd. (Japan)[1]	20,000	428,964
Sa Sa International Holdings Ltd. (Hong Kong)[1]	914,000	590,434

		7,662,758

Textiles, Apparel & Luxury Goods - 1.6%
Adidas AG (Germany)[1]	7,300	502,291
Belle International Holdings Ltd. (Hong Kong)[1]	935,000	1,058,360

1

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Daphne International Holdings Ltd. - Class H (China)[1]	756,000	$241,442
Gildan Activewear, Inc. (Canada)	26,940	1,572,488
Kering (France)[1]	2,230	449,930
lululemon athletica, Inc.*	333,789	22,110,183

		25,934,694

Total Consumer Discretionary		267,261,430

Consumer Staples - 4.3%
Beverages - 2.7%
AMBEV S.A. - ADR (Brazil)	1,398,935	9,204,992
Anheuser-Busch InBev N.V. (Belgium)[1]	126,654	15,447,429
Carlsberg A/S - Class B (Denmark)[1]	10,540	773,958
Cia Cervecerias Unidas S.A. - ADR (Chile)	23,590	432,641
Diageo plc (United Kingdom)[1]	530,930	15,715,919
Monster Beverage Corp.*	11,030	1,289,959
Remy Cointreau S.A. (France)[1]	2,000	148,026
SABMiller plc (United Kingdom)[1]	14,630	796,844
Treasury Wine Estates Ltd. (Australia)[1]	190,140	722,882
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	88,000	588,932

		45,121,582

Food & Staples Retailing - 0.2%
Carrefour S.A. (France)[1]	36,377	1,139,899
Casino Guichard-Perrachon S.A. (France)[1]	2,930	265,815
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	50,400	447,552
Tesco plc (United Kingdom)[1]	187,122	632,786
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	215,000	414,667

		2,900,719

Food Products - 1.3%
Biostime International Holdings Ltd. - Class H (China)[1]	123,270	335,099
Charoen Pokphand Foods PCL (Thailand)[1]	1,317,330	1,013,084
Danone S.A. (France)[1]	15,640	1,049,609
Dean Foods Co.	101,950	1,847,334
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	188,350	479,247
Ingredion, Inc.	4,550	366,912
Keurig Green Mountain, Inc.	11,420	1,399,635
M Dias Branco S.A. (Brazil)	6,800	209,835

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)[1]	17,406	$1,329,313
Unilever plc - ADR (United Kingdom)	292,509	12,861,621

		20,891,689

Household Products - 0.0%##
Reckitt Benckiser Group plc (United Kingdom)[1]	6,950	588,215

Personal Products - 0.0%##
Beiersdorf AG (Germany)[1]	3,420	300,176
Natura Cosmeticos S.A. (Brazil)	25,960	303,306

		603,482

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	114,710	521,538
Imperial Tobacco Group plc (United Kingdom)[1]	6,770	317,981
Swedish Match AB (Sweden)[1]	25,710	837,039

		1,676,558

Total Consumer Staples		71,782,245

Energy - 5.6%
Energy Equipment & Services - 2.3%
Cameron International Corp.*	287,690	12,882,758
CGG S.A. (France)*[1]	11,088	61,426
Core Laboratories N.V. - ADR	1,780	165,095
Oceaneering International, Inc.	2,520	131,947
Petroleum Geo-Services ASA (Norway)[1]	24,570	133,594
Saipem S.p.A. (Italy)*[1]	23,070	207,552
Schlumberger Ltd.	190,940	15,731,547
Spectrum ASA (Norway)[1]	82,870	320,715
SPT Energy Group, Inc. - Class H (China)[1]	829,880	132,674
TGS Nopec Geophysical Co. ASA (Norway)[1]	37,800	876,791
Trican Well Service Ltd. (Canada)	17,090	65,901
Weatherford International plc - ADR*[12]	802,590	8,290,755

		39,000,755

Oil, Gas & Consumable Fuels - 3.3%
Apache Corp.	73,550	4,602,024
Cameco Corp. (Canada)	119,966	1,681,923
Cameco Corp. (Canada)	10,390	146,198
Cloud Peak Energy, Inc.*	155,467	1,055,621
Concho Resources, Inc.*	10,700	1,186,095
Continental Resources, Inc.*	26,850	1,218,990

2

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Cosan S.A. Industria e Comercio (Brazil)	26,870	$245,643
Denbury Resources, Inc.	18,650	128,685
Diamondback Energy, Inc.*	1,840	126,942
Encana Corp. (Canada)	54,840	671,242
Energen Corp.	1,920	121,766
EOG Resources, Inc.	38,337	3,413,143
Hess Corp.	341,431	23,043,178
Koninklijke Vopak N.V. (Netherlands)[1]	6,530	364,160
Pacific Rubiales Energy Corp. (Colombia)	31,330	72,734
Parsley Energy, Inc. - Class A*	7,590	127,284
Peabody Energy Corp.	1,637,181	10,199,638
Pioneer Natural Resources Co.	7,480	1,125,964
Range Resources Corp.	99,950	4,624,687
Royal Dutch Shell plc - Class B (Netherlands)[1]	24,549	777,223
RSP Permian, Inc.*	4,470	119,796
Whitehaven Coal Ltd. (Australia)*[1]	133,740	127,692

		55,180,628

Total Energy		94,181,383

Financials - 6.2%
Banks - 1.5%
HSBC Holdings plc (United Kingdom)[1]	1,258,191	11,511,490
ICICI Bank Ltd. - ADR (India)	47,750	573,477
Popular, Inc.*	343,189	10,580,517
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	141,000	495,830
Synovus Financial Corp.	61,270	1,578,928

		24,740,242

Capital Markets - 0.1%
Daiwa Securities Group, Inc. (Japan)[1]	90,000	653,919
Financial Engines, Inc.	42,080	1,510,672

		2,164,591

Consumer Finance - 0.7%
SLM Corp.	1,294,160	11,789,798

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. - Class B*	1,330	191,400
JSE Ltd. (South Africa)[1]	53,080	557,556
MSCI, Inc.	27,700	1,490,814

		2,239,770

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.1%
Admiral Group plc (United Kingdom)[1]	27,100	$589,548
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	77,260	58,163
Mapfre S.A. (Spain)[1]	282,140	949,780
Zurich Insurance Group AG (Switzerland)[1]	1,910	633,315

		2,230,806

Real Estate Investment Trusts (REITS) - 2.7%
Agree Realty Corp.	19,470	674,441
Alexandria Real Estate Equities, Inc.	6,220	606,574
Alstria Office REIT AG (Germany)[1]	105,980	1,356,091
American Campus Communities, Inc.	7,060	310,358
Apartment Investment & Management Co. - Class A	14,410	574,383
Associated Estates Realty Corp.	21,500	535,565
AvalonBay Communities, Inc.	2,830	489,562
BioMed Realty Trust, Inc.	22,006	538,047
Boston Properties, Inc.	2,710	376,148
Brixmor Property Group, Inc.	24,560	665,576
Camden Property Trust	5,640	434,562
CatchMark Timber Trust, Inc. - Class A	26,660	306,857
CBL & Associates Properties, Inc.	55,570	1,145,853
Chesapeake Lodging Trust	18,020	661,694
CoreSite Realty Corp.	10,580	463,510
Corporate Office Properties Trust	9,950	298,500
Crown Castle International Corp.	3,480	301,055
CubeSmart	14,730	362,947
DDR Corp.	34,350	673,260
Digital Realty Trust, Inc.	8,261	602,557
Duke Realty Corp.	23,530	513,660
DuPont Fabros Technology, Inc.	12,332	459,490
Education Realty Trust, Inc.	12,546	434,092
Equity LifeStyle Properties, Inc.	6,240	341,515
Equity One, Inc.	19,170	522,191
Equity Residential	6,750	523,867
Essex Property Trust, Inc.	2,370	535,739
Excel Trust, Inc.	29,990	421,060
Extra Space Storage, Inc.	4,580	302,280
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	151,140	185,629
General Growth Properties, Inc.	17,330	523,019
HCP, Inc.	10,310	487,560
Health Care REIT, Inc.	6,140	503,173

3

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Healthcare Trust of America, Inc. - Class A	12,830	$377,972
Home Properties, Inc.	4,630	326,415
Host Hotels & Resorts, Inc.	25,260	578,201
Inland Real Estate Corp.	28,500	324,330
Kimco Realty Corp.	24,230	669,959
Kite Realty Group Trust	10,932	334,082
Lamar Advertising Co. - Class A	8,290	464,406
LaSalle Hotel Properties	15,480	626,321
Mack-Cali Realty Corp.	20,400	398,004
Mid-America Apartment Communities, Inc.	6,970	552,860
Outfront Media, Inc.	69,156	1,960,573
Paramount Group, Inc.*	21,050	407,317
Pebblebrook Hotel Trust	7,000	325,080
Pennsylvania Real Estate Investment Trust	6,640	158,895
Physicians Realty Trust	37,680	664,675
Plum Creek Timber Co., Inc.	29,426	1,310,046
Public Storage	3,020	606,537
Sabra Health Care REIT, Inc.	10,960	358,392
Scentre Group (Australia)*[1]	65,220	191,635
Simon Property Group, Inc.	9,080	1,803,833
Sovran Self Storage, Inc.	7,450	705,887
UDR, Inc.	15,580	518,191
Urban Edge Properties	14,070	334,022
Ventas, Inc.	6,350	506,793
Washington Real Estate Investment Trust	10,560	303,178
Westfield Corp. (Australia)[1]	112,280	856,492
Weyerhaeuser Co.	348,667	12,499,712
WP GLIMCHER, Inc.	18,860	333,445

		45,628,068

Real Estate Management & Development - 0.9%
BR Malls Participacoes S.A. (Brazil)	23,640	134,180
First Capital Realty, Inc. (Canada)	20,450	314,145
Forest City Enterprises, Inc. - Class A*	19,660	481,670
Forestar Group, Inc.*	20,730	275,087
General Shopping Brasil S.A. (Brazil)*	107,859	240,781
Realogy Holdings Corp.*	276,609	12,862,319

		14,308,182

Total Financials		103,101,457

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 6.2%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc.*	13,780	$1,338,865
Green Cross Corp. (South Korea)[1]	6,376	807,777
Seattle Genetics, Inc.*	47,370	1,476,049

		3,622,691

Health Care Equipment & Supplies - 0.4%
BioMerieux (France)[1]	1,250	136,489
Carl Zeiss Meditec AG (Germany)[1]	23,550	621,189
Halyard Health, Inc.*	29,550	1,317,043
HeartWare International, Inc.*	24,950	2,084,073
Neogen Corp.*	4,000	184,400
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	1,256,000	986,680
Thoratec Corp.*	43,790	1,571,623

		6,901,497

Health Care Providers & Services - 2.1%
Air Methods Corp.*	3,480	144,594
Catamaran Corp.*	400,965	20,012,163
Express Scripts Holding Co.*	124,130	10,018,532
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	7,600	563,258
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	14,780	548,190
KPJ Healthcare Berhad (Malaysia)[1]	163,200	176,425
Life Healthcare Group Holdings Ltd. (South Africa)[1]	202,572	753,861
Odontoprev S.A. (Brazil)	255,650	984,204
Quest Diagnostics, Inc.	17,130	1,217,429
Siloam International Hospitals Tbk PT (Indonesia)*[1]	159,500	168,723

		34,587,379

Health Care Technology - 1.6%
Cerner Corp.*	393,760	26,125,976

Life Sciences Tools & Services - 0.0%##
Gerresheimer AG (Germany)[1]	10,250	558,819
QIAGEN N.V.*[1]	11,650	266,541

		825,360

Pharmaceuticals - 1.9%
AstraZeneca plc - ADR (United Kingdom)	14,220	1,010,189
GlaxoSmithKline plc (United Kingdom)[1]	14,575	320,924
Indivior plc (United Kingdom)*[1]	6,950	18,215
Johnson & Johnson	104,720	10,486,661
Novartis AG - ADR (Switzerland)	4,030	392,522

4

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Novo Nordisk A/S - Class B (Denmark)[1]	10,520	$468,884
Otsuka Holdings Co. Ltd. (Japan)[1]	11,100	343,424
Roche Holding AG (Switzerland)[1]	2,320	625,280
Sanofi (France)[1]	5,925	545,926
Sanofi - ADR (France)	359,640	16,575,808
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	9,790	556,659

		31,344,492

Total Health Care		103,407,395

Industrials - 3.9%
Airlines - 0.3%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	276,467	1,244,101
Latam Airlines Group S.A. - ADR (Chile)*	157,036	1,628,463
Republic Airways Holdings, Inc.*	183,680	2,527,437
Ryanair Holdings plc - ADR (Ireland)*	7,050	465,159

		5,865,160

Building Products - 0.1%
Masco Corp.	65,160	1,618,574

Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	38,886	906,904
MiX Telematics Ltd. - ADR (South Africa)*	36,650	215,135
Rollins, Inc.	5,690	188,055
Tomra Systems ASA (Norway)[1]	42,240	338,974

		1,649,068

Electrical Equipment - 0.1%
Alstom S.A. (France)*[1]	21,220	691,422
Franklin Electric Co., Inc.	4,570	156,340
Nexans S.A. (France)*[1]	7,031	221,446
Polypore International, Inc.*	3,240	144,893
Schneider Electric SE (France)[1]	11,230	844,175

		2,058,276

Industrial Conglomerates - 1.7%
General Electric Co.	1,104,340	26,382,683
Siemens AG (Germany)[1]	20,100	2,123,291

		28,505,974

Machinery - 1.1%
AGCO Corp.	6,270	271,742
ANDRITZ AG (Austria)[1]	9,010	487,722
Deere & Co.	1,530	130,341

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
FANUC Corp. (Japan)[1]	6,380	$1,071,453
Flowserve Corp.	2,860	155,841
Joy Global, Inc.	321,656	13,490,253
Pall Corp.	5,560	537,986
Pentair plc (United Kingdom)	6,760	417,836
Sany Heavy Equipment International Holdings Co. Ltd. - Class H (China)*[1]	844,000	181,814
SKF AB - Class B (Sweden)[1]	25,470	600,376
Xylem, Inc.	12,330	420,453

		17,765,817

Marine - 0.0%##
Sinotrans Shipping Ltd. - Class H (China)*[1]	171,400	38,767

Professional Services - 0.0%##
SGS S.A. (Switzerland)[1]	184	349,029

Road & Rail - 0.3%
Heartland Express, Inc.	39,870	1,024,260
Hertz Global Holdings, Inc.*	96,960	1,989,619
Kansas City Southern	2,100	231,189
Swift Transportation Co.*	37,720	927,158
Union Pacific Corp.	2,520	295,369

		4,467,595

Trading Companies & Distributors - 0.2%
Brenntag AG (Germany)[1]	15,030	818,157
Fastenal Co.	40,480	1,797,312

		2,615,469

Total Industrials		64,933,729

Information Technology - 10.9%
Communications Equipment - 2.1%
Alcatel-Lucent - ADR (France)*	157,980	545,031
ARRIS Group, Inc.*	69,770	1,829,369
Ixia*	183,830	1,864,036
Juniper Networks, Inc.	1,294,830	29,431,486
Polycom, Inc.*	110,350	1,467,655

		35,137,577

Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.*	4,300	158,025
FLIR Systems, Inc.	49,510	1,495,202
Hitachi Ltd. (Japan)[1]	140,000	1,057,293
Keyence Corp. (Japan)[1]	1,009	471,644
Trimble Navigation Ltd.*	57,880	1,379,859

		4,562,023

5

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services - 3.0%
Alibaba Group Holding Ltd. - ADR (China)*	1,280	$114,022
eBay, Inc.*	318,940	16,903,820
Google, Inc. - Class A*[12]	16,470	8,853,449
Google, Inc. - Class C*	32,730	17,494,840
NetEase, Inc. - ADR (China)	6,290	687,183
Q2 Holdings, Inc.*	67,380	1,204,754
Qihoo 360 Technology Co. Ltd. - ADR (China)*	49,918	2,921,201
Tencent Holdings Ltd. - Class H (China)[1]	53,400	900,674
Youku Tudou, Inc. - ADR (China)*	10,540	176,650
Zillow, Inc. - Class A*	9,580	928,494

		50,185,087

IT Services - 1.7%
Amdocs Ltd. - ADR	7,400	356,532
EVERTEC, Inc.	142,760	2,863,766
InterXion Holding N.V. - ADR (Netherlands)*	5,320	145,183
MasterCard, Inc. - Class A	117,402	9,630,486
VeriFone Systems, Inc.*	314,560	9,874,038
Visa, Inc. - Class A12	21,350	5,442,329

		28,312,334

Semiconductors & Semiconductor Equipment - 0.0%##
GCL-Poly Energy Holdings Ltd. (Hong Kong)*[1]	488,000	105,962
REC Silicon ASA (Norway)*[1]	308,950	65,976

		171,938

Software - 1.6%
Aspen Technology, Inc.*	3,000	106,035
AVEVA Group plc (United Kingdom)[1]	78,699	1,556,390
Electronic Arts, Inc.*	414,140	22,719,720
Nuance Communications, Inc.*	10,590	145,560
SAP SE (Germany)[1]	16,750	1,093,230
Totvs S.A. (Brazil)	58,078	726,611

		26,347,546

Technology Hardware, Storage & Peripherals - 2.2%
EMC Corp.[12]	1,310,590	33,983,599
Samsung Electronics Co. Ltd. (South Korea)[1]	1,790	2,222,104
Stratasys Ltd.*	1,510	120,030

		36,325,733

Total Information Technology		181,042,238

	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 4.5%
Chemicals - 3.3%
FMC Corp.	16,800	$966,000
Linde AG (Germany)[1]	6,790	1,300,758
Monsanto Co.	290,010	34,215,380
The Mosaic Co.	324,110	15,780,916
Novozymes A/S - Class B (Denmark)[1]	3,590	163,720
Potash Corp. of Saskatchewan, Inc. (Canada)	3,830	139,948
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	29,219	697,165
Syngenta AG (Switzerland)[1]	2,100	684,041
Tronox Ltd. - Class A	6,820	144,175
Umicore S.A. (Belgium)[1]	12,569	526,400
Wacker Chemie AG (Germany)[1]	1,510	161,681
Yingde Gases Group Co. Ltd. - Class H (China)[1]	341,060	229,810

		55,009,994

Construction Materials - 0.0%##
CRH plc (Ireland)[1]	19,370	467,960
Holcim Ltd. (Switzerland)[1]	4,020	281,050

		749,010

Metals & Mining - 1.2%
Alcoa, Inc.	984,383	15,405,594
Alumina Ltd. (Australia)*[1]	302,560	452,877
Iluka Resources Ltd. (Australia)[1]	56,970	309,385
Impala Platinum Holdings Ltd. (South Africa)*[1]	50,510	327,715
Jastrzebska Spolka Weglowa S.A. (Poland)*[1]	44,210	252,551
Norsk Hydro ASA (Norway)[1]	68,650	403,438
Stillwater Mining Co.*	147,127	2,011,226
Teck Resources Ltd. - Class B (Canada)	46,534	599,358
ThyssenKrupp AG (Germany)[1]	11,970	310,963

		20,073,107

Total Materials		75,832,111

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	90,606	1,350,935
Telenor ASA - ADR (Norway)	10,210	660,791

		2,011,726

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	53,559	1,145,627

6

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
China Mobile Ltd. - Class H (China)[1]	53,000	$694,750

		1,840,377

Total Telecommunication Services		3,852,103

TOTAL COMMON STOCKS (Identified Cost $913,329,027)		965,394,091

PREFERRED STOCKS - 0.2%

Energy - 0.0%##
Oil, Gas & Consumable Fuels - 0.0%##
Petroleo Brasileiro S.A. - ADR (Brazil)	94,236	579,552

Financials - 0.2%
Banks - 0.0%##
U.S. Bancorp., Series F (non-cumulative), 6.50%[3]	30,400	899,232

Insurance - 0.1%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[3]	14,000	1,414,140

Real Estate Investment Trusts (REITS) - 0.1%
Public Storage, Series Q, 6.50%	39,780	1,077,640

Total Financials		3,391,012

TOTAL PREFERRED STOCKS (Identified Cost $4,316,263)		3,970,564

LOAN ASSIGNMENTS - 0.2%

Alere, Inc., Term B4, 4.25%, 6/30/2017	1,572,875	1,570,516
Valeant Pharmaceuticals International, Inc., Term Loan D2[11], 0.00%, 2/13/2019	2,000,000	1,985,320

TOTAL LOAN ASSIGNMENTS (Identified Cost $3,563,428)		3,555,836

CORPORATE BONDS - 16.6%

Convertible Corporate Bonds - 0.1%
Consumer Discretionary - 0.1%
Internet & Catalog Retail - 0.1%
The Priceline Group, Inc., 0.35%, 6/15/2020 (Identified Cost $1,528,125)	1,250,000	1,341,406

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds - 16.5%
Consumer Discretionary - 2.1%
Auto Components - 0.3%
Delphi Corp., 5.00%, 2/15/2023	1,800,000	$1,917,000
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	2,165,000	2,154,175
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	1,095,000	1,119,637

		5,190,812

Automobiles - 0.2%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	2,007,000	2,194,683
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	1,045,000	1,312,411

		3,507,094

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,760,000	3,072,995

Hotels, Restaurants & Leisure - 0.3%
International Game Technology, 7.50%, 6/15/2019	3,790,000	4,053,481
MGM Resorts International, 6.00%, 3/15/2023	855,000	863,550

		4,917,031

Household Durables - 0.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	755,000	766,325
NVR, Inc., 3.95%, 9/15/2022	500,000	526,461
TRI Pointe Holdings, Inc.[5], 4.375%, 6/15/2019	900,000	857,250
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,130,000	1,067,850

		3,217,886

Media - 0.7%
21st Century Fox America, Inc., 6.90%, 3/1/2019	1,080,000	1,290,230
Cogeco Cable, Inc. (Canada)[5], 4.875%, 5/1/2020	1,155,000	1,163,663
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	1,260,000	1,296,225
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,515,000	1,716,297

7

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	1,410,000	$1,530,875
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,510,489
Gannett Co., Inc.[5], 4.875%, 9/15/2021	1,035,000	1,035,000
Sirius XM Radio, Inc.[5], 4.25%, 5/15/2020	765,000	745,875
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,351,868

		11,640,522

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	1,270,000	1,278,006

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	1,510,000	1,559,764

Textiles, Apparel & Luxury Goods - 0.0%##
VF Corp., 5.95%, 11/1/2017	880,000	993,659

Total Consumer Discretionary		35,377,769

Consumer Staples - 0.8%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,050,000	1,287,841
DS Services of America, Inc.[5], 10.00%, 9/1/2021	635,000	729,456
Pernod-Ricard S.A. (France)[5], 5.75%, 4/7/2021	1,320,000	1,542,910
SABMiller plc (United Kingdom)[5], 6.50%, 7/15/2018	1,000,000	1,152,860

		4,713,067

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[5], 5.375%, 7/15/2022	1,115,000	1,106,637
KeHE Distributors LLC - KeHE Finance Corp.[5], 7.625%, 8/15/2021	870,000	922,200
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	685,000	748,363

		2,777,200

Food Products - 0.1%
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020	1,285,000	1,310,700

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Household Products - 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/2021	1,300,000	$1,381,206
Harbinger Group, Inc., 7.875%, 7/15/2019	1,195,000	1,260,725
Harbinger Group, Inc., 7.75%, 1/15/2022	940,000	944,700

		3,586,631

Tobacco - 0.0%##
Vector Group Ltd., 7.75%, 2/15/2021	825,000	875,531

Total Consumer Staples		13,263,129

Energy - 1.7%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	935,000	1,125,440
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	900,000	769,500
Parker Drilling Co., 6.75%, 7/15/2022	1,260,000	907,200
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	400,000	443,155
Seventy Seven Operating LLC, 6.625%, 11/15/2019	690,000	500,250
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	1,035,000	817,650
US Shale Solutions, Inc.[5], 12.50%, 9/1/2017	575,000	442,750
Weatherford International Ltd., 9.625%, 3/1/2019	620,000	660,973

		5,666,918

Oil, Gas & Consumable Fuels - 1.4%
Buckeye Partners LP, 4.15%, 7/1/2023	1,275,000	1,275,899
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	1,345,000	1,341,311
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	990,000	450,450
FTS International, Inc.[5], 6.25%, 5/1/2022	705,000	528,750
Ithaca Energy, Inc. (United Kingdom)[5], 8.125%, 7/1/2019	875,000	673,750
Kinder Morgan, Inc., 7.00%, 6/15/2017	1,395,000	1,537,987
Kinder Morgan, Inc.[5], 5.625%, 11/15/2023	1,100,000	1,208,948

8

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020		1,270,000	$1,295,400
Petrobras Global Finance B.V. (Brazil)[4], 1.881%, 5/20/2016		3,250,000	3,006,250
Petrobras International Finance Co. S.A. (Brazil), 3.875%, 1/27/2016		4,110,000	3,999,441
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018		1,370,000	1,481,655
Petroleos Mexicanos (Mexico)[5], 4.50%, 1/23/2026		1,905,000	1,902,143
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		1,285,000	1,286,606
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021		3,140,000	3,036,506

			23,025,096

Total Energy			28,692,014

Financials - 7.2%
Banks - 2.1%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[4], 9.00%, 5/29/2049		1,400,000	1,520,890
Banco Santander S.A. (Spain)[4], 6.375%, 5/29/2049		1,400,000	1,372,000
Bank of America Corp., 5.70%, 5/2/2017		910,000	988,114
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020		1,100,000	1,233,258
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021		1,250,000	1,711,440
Barclays Bank plc (United Kingdom), 3.75%, 5/15/2024		500,000	538,377
Barclays plc (United Kingdom)[4], 6.625%, 6/29/2049		800,000	770,794
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022		1,670,000	1,887,735
BPCE S.A. (France)[4], 2.55%, 7/29/2049		1,500,000	1,250,175
Citigroup, Inc., 8.50%, 5/22/2019		2,663,000	3,356,179
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	380,000	313,415
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. (Netherlands)[4], 8.40%, 11/29/2049		850,000	940,313
HSBC Finance Corp., 6.676%, 1/15/2021		1,400,000	1,696,519
HSBC USA Capital Trust I (United Kingdom)[5], 7.808%, 12/15/2026		600,000	605,237

	PRINCIPAL
	AMOUNT[2]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,650,000	$1,742,306
Intesa Sanpaolo S.p.A. (Italy)[5], 6.50%, 2/24/2021		1,400,000	1,677,914
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020		4,735,000	5,632,903
Lloyds Bank plc (United Kingdom)[4], 9.875%, 12/16/2021		1,335,000	1,521,900
Popular, Inc., 7.00%, 7/1/2019		1,770,000	1,781,063
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	CAD	465,000	366,855
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	445,000	379,145
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024		1,450,000	1,531,874
The Royal Bank of Scotland plc (United Kingdom)[4], 9.50%, 3/16/2022		210,000	237,249
Santander Bank N.A., 8.75%, 5/30/2018		1,300,000	1,554,753
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	330,257

			34,940,665

Capital Markets - 0.9%
Goldman Sachs Capital II4,6, 4.00%		2,005,000	1,563,900
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		2,510,000	2,836,448
The Goldman Sachs Group, Inc.[4], 1.357%, 11/15/2018		2,545,000	2,568,516
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		2,225,000	2,546,742
The Goldman Sachs Group, Inc.[4], 1.861%, 11/29/2023		1,100,000	1,132,651
Scottrade Financial Services, Inc.[5], 6.125%, 7/11/2021		400,000	437,562
UBS AG (Switzerland)[4], 7.25%, 2/22/2022		1,150,000	1,240,968
UBS AG (Switzerland), 7.625%, 8/17/2022		825,000	984,750
UBS AG (Switzerland)[4], 4.75%, 5/22/2023		970,000	1,002,035

			14,313,572

Consumer Finance - 0.3%
Capital One Bank USA National Association, 2.15%, 11/21/2018		850,000	859,257

9

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	1,280,000	$739,200
Discover Bank, 4.20%, 8/8/2023	1,280,000	1,383,671
Navient Corp., 6.125%, 3/25/2024	1,785,000	1,740,375

		4,722,503

Diversified Financial Services - 0.9%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	85,000	98,440
CME Group, Inc., 3.00%, 9/15/2022	1,270,000	1,328,170
General Electric Capital Corp.[4], 0.635%, 5/5/2026	2,295,000	2,141,249
General Electric Capital Corp.[4,6], 7.125%	2,150,000	2,502,063
ING Bank N.V. (Netherlands)[5], 5.80%, 9/25/2023	1,870,000	2,137,350
ING Bank N.V. (Netherlands)[4], 4.125%, 11/21/2023	1,460,000	1,495,157
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	875,000	822,500
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.50%, 4/15/2021	1,180,000	1,109,200
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022	695,000	627,237
Jefferies Group LLC, 8.50%, 7/15/2019	1,595,000	1,924,304
Voya Financial, Inc., 2.90%, 2/15/2018	85,000	87,624
Voya Financial, Inc., 5.50%, 7/15/2022	1,185,000	1,373,831

		15,647,125

Insurance - 1.7%
Aegon N.V. (Netherlands)[4], 2.168%, 7/29/2049	2,175,000	1,805,249
American International Group, Inc., 4.875%, 6/1/2022	3,645,000	4,184,354
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,175,000	3,365,665
AXA S.A. (France)[4], 2.007%, 8/29/2049	2,700,000	2,354,940
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,025,000	1,128,592
First American Financial Corp., 4.30%, 2/1/2023	1,350,000	1,377,509

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Genworth Holdings, Inc., 7.625%, 9/24/2021	6,555,000	$6,425,434
Genworth Holdings, Inc.[4], 6.15%, 11/15/2066	4,300,000	2,666,000
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,535,000	2,938,242
Prudential Financial, Inc.[4], 5.875%, 9/15/2042	1,975,000	2,098,438

		28,344,423

Real Estate Investment Trusts (REITS) - 1.1%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	1,835,000	1,893,658
Boston Properties LP, 5.875%, 10/15/2019	1,385,000	1,626,372
Digital Realty Trust LP, 5.875%, 2/1/2020	200,000	228,250
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	2,097,673
Duke Realty LP, 3.75%, 12/1/2024	1,750,000	1,837,722
DuPont Fabros Technology LP, 5.875%, 9/15/2021	1,270,000	1,317,625
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,453,981
Health Care REIT, Inc., 4.95%, 1/15/2021	275,000	309,564
Hospitality Properties Trust, 6.70%, 1/15/2018	1,408,000	1,563,787
Qualitytech LP - QTS Finance Corp.[5], 5.875%, 8/1/2022	685,000	693,563
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	1,240,000	1,258,600
Simon Property Group LP, 10.35%, 4/1/2019	2,160,000	2,842,342
UDR, Inc., 4.625%, 1/10/2022	980,000	1,084,178

		18,207,315

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[5], 8.50%, 6/1/2022	870,000	833,025
Greystar Real Estate Partners LLC[5], 8.25%, 12/1/2022	730,000	744,600

		1,577,625

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,080,000	1,107,000

10

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 5.875%, 8/1/2021	940,000	$878,900
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	705,000	542,850

		2,528,750

Total Financials		120,281,978

Health Care - 0.5%
Biotechnology - 0.1%
Amgen, Inc., 2.20%, 5/22/2019	1,530,000	1,552,156

Health Care Equipment & Supplies - 0.1%
Halyard Health, Inc.[5], 6.25%, 10/15/2022	725,000	739,500

Health Care Providers & Services - 0.2%
Aetna, Inc., 3.50%, 11/15/2024	1,555,000	1,646,883
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	880,000	904,200
Kindred Escrow Corp. II5, 8.75%, 1/15/2023	1,070,000	1,144,900

		3,695,983

Pharmaceuticals - 0.1%
Roche Holdings, Inc. (Switzerland)[5], 6.00%, 3/1/2019	1,575,000	1,843,142

Total Health Care		7,830,781

Industrials - 1.7%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[5], 5.25%, 2/1/2021	1,139,000	1,093,782
Textron, Inc., 7.25%, 10/1/2019	940,000	1,134,717

		2,228,499

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,7], 10.00%, 2/15/2018	904,000	908,520

Airlines - 0.5%
Allegiant Travel Co., 5.50%, 7/15/2019	1,305,000	1,331,100
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,318,809	1,421,016
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	715,000	741,813

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	1,315,000	$1,364,313
Gol LuxCo S.A. (Brazil)[5], 8.875%, 1/24/2022	1,125,000	1,007,719
Southwest Airlines Co., 2.75%, 11/6/2019	1,555,000	1,599,299
United Continental Holdings, Inc., 6.375%, 6/1/2018	805,000	857,325

		8,322,585

Commercial Services & Supplies - 0.0%##
Modular Space Corp.[5], 10.25%, 1/31/2019	840,000	588,000

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	985,000	927,130

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	1,925,000	1,932,219
CNH Industrial Capital LLC, 6.25%, 11/1/2016	885,000	931,463
Joy Global, Inc., 5.125%, 10/15/2021	120,000	136,287
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	1,005,000	1,042,687
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	890,000	914,475

		4,957,131

Trading Companies & Distributors - 0.6%
Air Lease Corp., 3.375%, 1/15/2019	1,850,000	1,882,375
Aircastle Ltd., 4.625%, 12/15/2018	925,000	945,813
Aircastle Ltd., 5.50%, 2/15/2022	760,000	782,952
Aviation Capital Group Corp.[5], 3.875%, 9/27/2016	2,100,000	2,150,228
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	1,050,000	1,057,875
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,125,000	1,102,500
International Lease Finance Corp., 8.625%, 9/15/2015	550,000	572,000
International Lease Finance Corp., 5.75%, 5/15/2016	585,000	607,493
International Lease Finance Corp.[4], 2.191%, 6/15/2016	560,000	557,648

11

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
International Lease Finance Corp., 8.75%, 3/15/2017	900,000	$1,001,385

		10,660,269

Total Industrials		28,592,134

Information Technology - 0.6%
Internet Software & Services - 0.2%
Alibaba Group Holding Ltd. (China)[5], 2.50%, 11/28/2019	1,400,000	1,404,260
Tencent Holdings Ltd. (China)[5], 3.375%, 5/2/2019	2,110,000	2,176,427

		3,580,687

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp., 4.125%, 11/1/2021	2,310,000	2,431,384
Xilinx, Inc., 3.00%, 3/15/2021	2,160,000	2,218,821

		4,650,205

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc., 2.40%, 5/3/2023	650,000	657,314
Hewlett-Packard Co.[4], 1.193%, 1/14/2019	770,000	760,561

		1,417,875

Total Information Technology		9,648,767

Materials - 1.0%
Chemicals - 0.3%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[5], 6.75%, 10/15/2019	1,335,000	1,281,600
The Dow Chemical Co., 8.55%, 5/15/2019	2,380,000	2,997,224
LyondellBasell Industries N.V., 5.00%, 4/15/2019	500,000	553,251
The Mosaic Co., 4.25%, 11/15/2023	665,000	731,445

		5,563,520

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4,5], 3.241%, 12/15/2019	1,605,000	1,540,800

Metals & Mining - 0.4%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	925,000	1,105,606
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	960,000	1,143,306
Essar Steel Algoma, Inc. (Canada)[5], 9.50%, 11/15/2019	855,000	837,900

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	105,000	$96,846
Lundin Mining Corp. (Canada)[5], 7.875%, 11/1/2022	855,000	846,450
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[5], 7.375%, 2/1/2020	1,020,000	1,050,600
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,290,000	1,214,921

		6,295,629

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	1,470,000	1,544,154
Georgia-Pacific LLC[5], 3.163%, 11/15/2021	780,000	806,370

		2,350,524

Total Materials		15,750,473

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Inmarsat Finance plc (United Kingdom)[5], 4.875%, 5/15/2022	1,110,000	1,108,613
Windstream Corp., 7.875%, 11/1/2017	775,000	836,031

		1,944,644

Wireless Telecommunication Services - 0.5%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	1,850,000	1,887,000
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	1,890,000	2,113,493
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,045,000	1,208,610
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	353,000	391,089
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	604,406
SBA Tower Trust[5], 2.933%, 12/15/2017	1,285,000	1,300,379
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[5], 8.25%, 11/7/2021	695,000	708,031

		8,213,008

Total Telecommunication Services		10,157,652

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Abengoa Yield plc (Spain)[5], 7.00%, 11/15/2019	1,105,000	1,121,574

12

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
ContourGlobal Power Holdings S.A. (France)[5], 7.125%, 6/1/2019	1,310,000	$1,303,450
NRG Energy, Inc., 6.25%, 7/15/2022	730,000	750,075
RJS Power Holdings LLC[5], 5.125%, 7/15/2019	1,345,000	1,304,650
TerraForm Power Operating LLC[5], 5.875%, 2/1/2023	845,000	862,956

Total Utilities		5,342,705

Total Non-Convertible Corporate Bonds (Identified Cost $274,962,939)		274,937,402

TOTAL CORPORATE BONDS (Identified Cost $276,491,064)		276,278,808

U.S. TREASURY SECURITIES - 0.6%

U.S. Treasury Notes - 0.6%
U.S. Treasury Note, 1.625%, 12/31/2019 (Identified Cost $9,975,424)	10,000,000	10,210,940

ASSET-BACKED SECURITIES - 0.6%

Enterprise Fleet Financing LLC, Series 2014-2, Class A2[5], 1.05%, 3/20/2020	1,400,000	1,401,264
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	893,930	918,456
FNA Trust, Series 2014-1A, Class A5, 1.296%, 12/10/2022	2,000,000	2,000,000
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	506,769	506,792
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	156,667	157,169
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	700,000	717,141
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A5, 1.92%, 10/15/2019	1,200,000	1,207,136
SpringCastle America Funding LLC, Series 2014-AA, Class A5, 2.70%, 5/25/2023	1,499,787	1,500,690

	PRINCIPAL
	AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A4,5, 1.387%, 11/15/2027	1,500,000	$1,506,857

TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,856,913)		9,915,505

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	207,309	218,336
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[4], 5.729%, 5/10/2045	3,155,000	3,270,486
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	785,537	818,940
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	1,529,869	1,544,939
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[4], 5.701%, 9/11/2038	581,750	606,827
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	644,575	677,378
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM4, 5.568%, 10/12/2041	1,180,000	1,254,582
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	393,530	402,311
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[4], 5.226%, 7/15/2044	392,256	396,762
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	287,884	290,536
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	3,500,000	3,604,792
Commercial Mortgage Trust, Series 2005-GG5, Class A5[4], 5.224%, 4/10/2037	3,163,919	3,193,977
Commercial Mortgage Trust, Series 2006-GG7, Class A4[4], 5.787%, 7/10/2038	591,464	617,148

13

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,5], 2.50%, 5/25/2043	1,319,004	$1,305,866
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,5], 2.13%, 2/25/2043	1,166,329	1,131,274
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	307,053	313,954
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	1,410,000	1,447,225
Fannie Mae Interest Strip, Series 406, Class 7 (IO), 4.50%, 1/25/2041	4,400,538	627,971
Fannie Mae Interest Strip, Series 408, Class C1 (IO), 4.00%, 12/25/2040	1,954,884	250,982
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	5,520,934	752,201
Fannie Mae Interest Strip, Series 413, Class C32 (IO), 4.00%, 1/25/2039	7,454,337	1,030,563
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,060,885	1,066,487
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[4], 1.463%, 8/25/2020	9,819,421	602,638
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[4], 1.242%, 4/25/2021	10,188,304	666,030
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[4], 1.563%, 10/25/2021	4,297,196	369,245
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[4], 1.431%, 12/25/2021	7,576,099	599,421
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[4], 1.502%, 6/25/2022	11,806,427	1,056,510
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[4], 0.226%, 4/25/2023	47,233,440	748,650

	PRINCIPAL
	AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[4], 0.123%, 5/25/2023	30,556,538	$284,145
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[4], 1.576%, 10/25/2018	5,999,225	311,876
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	1,336,693
FREMF Mortgage Trust, Series 2011-K701, Class B4,5, 4.286%, 7/25/2048	550,000	579,279
FREMF Mortgage Trust, Series 2011-K702, Class B4,5, 4.77%, 4/25/2044	675,000	723,897
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	84,664,765	537,960
FREMF Mortgage Trust, Series 2013-K712, Class B4,5, 3.368%, 5/25/2045	1,050,000	1,080,619
FREMF Mortgage Trust, Series 2014-K715, Class B4,5, 3.978%, 2/25/2046	1,750,000	1,833,351
FREMF Mortgage Trust, Series 2014-K716, Class B4,5, 3.954%, 8/25/2047	1,900,000	1,987,088
Ginnie Mae, Series 2009-121, Class QI (IO), 4.50%, 12/20/2039	3,580,519	538,500
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	667,243	687,872
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	3,000,000	3,385,422
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[4], 5.247%, 1/12/2043	1,605,000	1,633,790
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM4, 5.288%, 1/12/2043	385,000	395,419
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[4], 5.228%, 12/15/2044	297,242	302,351
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[4], 5.876%, 4/15/2045	1,460,000	1,519,708

14

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,886,561	$4,120,214
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,5], 3.00%, 3/25/2043	953,618	962,185
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,5], 3.50%, 5/25/2043	1,103,249	1,129,020
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,5], 3.00%, 6/25/2029	1,602,695	1,649,949
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[5], 2.767%, 1/20/2041	1,350,000	1,380,933
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A4, 5.23%, 9/15/2042	244,524	247,697
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4[4], 5.809%, 8/12/2041	3,040,000	3,182,284
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	765,000	779,778
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025	895,000	896,764
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,5], 3.75%, 11/25/2054	1,740,000	1,801,344
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	115,000	130,442
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[4,5], 1.473%, 12/15/2028	511,735	511,583
SCG Trust, Series 2013-SRP1, Class AJ4,5, 2.12%, 11/15/2026	2,600,000	2,608,063
Sequoia Mortgage Trust, Series 2013-2, Class A1[4], 1.874%, 2/25/2043	1,078,678	1,026,472
Sequoia Mortgage Trust, Series 2013-7, Class A2[4], 3.00%, 6/25/2043	817,566	818,779
Sequoia Mortgage Trust, Series 2013-8, Class A1[4], 3.00%, 6/25/2043	1,132,336	1,134,724
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	350,000	385,518
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.242%, 10/15/2044	1,943,534	1,971,317

	PRINCIPAL
	AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM4, 5.319%, 12/15/2044	900,000	$924,831
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4], 6.011%, 6/15/2045	750,000	788,008
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	600,000	666,939
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405%, 12/15/2047	2,700,000	2,857,280
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044	575,000	585,772
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	1,465,000	1,491,234

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $81,392,392)		78,055,131

FOREIGN GOVERNMENT BONDS - 1.3%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP 805,000,000	1,372,330
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	BRL 1,000,000	352,525
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	700,000	876,751
Canada Housing Trust No. 1 (Canada)[5], 4.10%, 12/15/2018	CAD 385,000	341,031
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD 1,600,000	1,294,606
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	IDR 12,000,000,000	982,830
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR 295,000	416,294
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR 625,000	915,790
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR 760,000	1,116,661
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY 100,300,000	858,842
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	KRW 940,000,000	861,553
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW 460,000,000	424,879
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	MYR 4,320,000	1,187,253
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR 3,275,000	915,031

15

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 8.00%, 12/17/2015	MXN 26,069,000	$1,810,451
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN 5,945,000	423,381
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN 9,500,000	653,226
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN 9,400,000	723,299
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN 4,000,000	289,277
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN 6,500,000	471,232
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN 1,250,000	101,586
Russian Foreign Bond - Eurobond (Russia)[5], 5.00%, 4/29/2020	700,000	619,780
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD 845,000	656,814
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR 325,000	410,348
Spain Government Bond (Spain), 4.00%, 4/30/2020	EUR 510,000	667,514
Spain Government Bond (Spain)[5], 5.40%, 1/31/2023	EUR 755,000	1,118,218
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	GBP 800,000	1,224,094
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP 375,000	571,605
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP 475,000	811,726

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $24,415,175)		22,468,927

MUNICIPAL BONDS - 0.2%

Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022	750,000	657,668
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2023	2,280,000	1,972,519

TOTAL MUNICIPAL BONDS
(Identified Cost $2,774,910)		2,630,187

U.S. GOVERNMENT AGENCIES - 8.6%

Mortgage-Backed Securities - 4.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	732,672	802,549
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	53,975	58,924

	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	72,014	$79,196
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	509,070	557,836
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	90,886	99,887
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	890,594	976,376
Fannie Mae, Pool #990895, 5.50%, 10/1/2023	66,726	72,692
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	54,879	60,248
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	1,799,543	1,967,701
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,604,789	1,730,792
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	875,192	956,976
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034	1,838,864	1,981,577
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	2,046,511	2,205,347
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	118,534	134,340
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	314,761	351,592
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	345,736	392,139
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,210,851	1,373,377
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	1,220,927	1,363,789
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	716,277	811,908
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	1,435,361	1,603,497
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	696,361	789,182
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	38,777	43,941
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	517,752	586,261
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	2,312,991	2,621,459
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	63,302	71,753
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	2,585,125	2,888,591
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	1,454,011	1,624,197

16

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM
SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	1,026,838	$1,117,867
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	228,441	255,203
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,616,207	1,759,820
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	2,093,583	2,338,942
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,300,738	1,476,021
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,256,076	1,423,190
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,635,833	1,853,052
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	978,154	1,109,392
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	2,378,217	2,695,605
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	997,166	1,086,975
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	434,229	473,200
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	321,224	350,051
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,017,129	1,108,487
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	251,601	273,876
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	965,849	1,021,821
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042	981,882	1,038,322
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	3,149,069	3,434,015
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	282,731	301,434
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	89,735	99,675
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	64,480	71,042
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	48,452	53,396
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	87,085	96,053
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	36,122	39,443
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,081,055	1,179,447
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,316,711	1,435,587

	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	919,509	$990,730
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	133,329	150,628
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	293,079	327,801
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	380,238	429,578
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	905,439	1,012,394
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	544,956	609,470
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	657,622	735,396
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	1,803,870	2,022,111
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	1,321,795	1,478,268
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	1,951,762	2,180,508
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	516,916	578,161
Freddie Mac, Pool #G06172, 5.50%, 12/1/2038	985,923	1,102,875
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	671,175	750,673
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,540,709	1,674,912
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	251,945	273,462
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	306,678	343,136
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	192,340	215,073
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	534,945	603,638
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	314,761	355,631
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	3,138,643	3,509,134
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,395,283	1,472,556
Freddie Mac, Pool #Q28831, 4.50%, 10/1/2044	895,694	974,568
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	1,104,286	1,165,444
Freddie Mac, Pool #G08615, 3.50%, 11/1/2044	1,389,211	1,466,149

Total Mortgage-Backed Securities (Identified Cost $74,738,243)		76,720,339

17

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® EXTENDED TERM	PRINCIPAL
SERIES	AMOUNT2/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies - 4.0%
Fannie Mae, 1.75%, 9/12/2019	20,000,000	$20,403,660
Freddie Mac, 1.75%, 5/30/2019	30,000,000	30,823,860
Freddie Mac, 1.25%, 10/2/2019	15,000,000	14,993,010

Total Other Agencies
(Identified Cost $64,889,415)		66,220,530

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $139,627,658)		142,940,869

U.S. GOVERNMENT SECURITIES - 5.1%

U.S. Treasury Bills - 5.1%
U.S. Treasury Bill[8,9], 0.07%, 7/23/2015
(Identified Cost $84,561,392)	84,590,000	84,566,907

SHORT-TERM INVESTMENT - 4.4%

Dreyfus Cash Management, Inc. - Institutional Shares[10], 0.03%,
(Identified Cost $73,445,522)	73,445,522	73,445,522

TOTAL INVESTMENTS - 100.3%
(Identified Cost $1,623,749,168)		1,673,433,287
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(4,593,819)

NET ASSETS - 100%		$1,668,839,468

	CONTRACTS	VALUE

PUT OPTIONS WRITTEN - 0.0%##

Amazon.com, Inc., Strike $260.00, Expiring February 20, 2015,	365	$(1,825)
The Coca Cola Co., Strike $36.00, Expiring February 20, 2015,	6,430	(12,860)
Google, Inc. - Class A, Strike $497.50, Expiring February 20, 2015,	166	(16,600)
Time Warner, Inc., Strike $80.00, Expiring February 20, 2015,	792	(226,512)
Viacom, Inc. - Class B, Strike $62.50, Expiring February 20, 2015,	2,159	(107,950)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $528,133)		(365,747)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JANUARY 31, 2015:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED APPRECIATION (DEPRECIATION)
	U.S. Treasury Bonds
74	(30 Year)	CBOT	March 2015	11,194,812	$236,691
	U.S. Treasury Notes (2
3,028	Year)	CBOT	March 2015	665,450,315	2,224,685
	U.S. Treasury Notes (5
543	Year)	CBOT	March 2015	65,889,656	513,620
	U.S. Ultra Treasury
19	Bonds	CBOT	March 2015	3,399,812	29,763
92	Euro Dollar Futures	CME	June 2015	22,917,200	(19)

Total					3,004,740

18

Investment Portfolio - January 31, 2015

(unaudited)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JANUARY 31, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED DEPRECIATION
	U.S. Treasury Notes
106	(10 Year)	CBOT	March 2015	13,872,750	$(149,916)
146	Euro Dollar Futures	CME	September 2017	35,884,975	(263,108)
256	Euro Dollar Futures	CME	December 2017	62,860,800	(496,381)
257	Euro Dollar Futures	CME	March 2018	63,061,375	(533,114)
257	Euro Dollar Futures	CME	June 2018	63,016,400	(472,377)
257	Euro Dollar Futures	CME	September 2018	62,977,850	(460,839)
257	Euro Dollar Futures	CME	December 2018	62,936,088	(474,027)
257	Euro Dollar Futures	CME	March 2019	62,903,963	(483,614)
257	Euro Dollar Futures	CME	June 2019	62,871,838	(423,452)
110	Euro Dollar Futures	CME	September 2019	26,896,375	(74,155)

Total					(3,830,983)

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

Impt. - Improvement

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

SGD - Singapore Dollar

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Amount is stated in USD unless otherwise noted.

3The rate shown is a fixed rate as of January 31, 2015; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

4The coupon rate is floating and is the effective rate as of January 31, 2015.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $115,770,787 or 6.9%, of the Series’ net assets as of January 31, 2015.

6Security is perpetual in nature and has no stated maturity date.

7Represents a Payment-In-Kind bond.

8All or a portion of security has been pledged in connection with outstanding futures contracts.

9Represents the annualized yield at time of purchase.

10Rate shown is the current yield as of January 31, 2015.

11This security is unsettled and the coupon rate has not yet been determined as of January 31, 2015.

12A portion of this security is deposited with the broker as collateral for options contracts written. As of January 31, 2015, the total value of such securities was $38,870,290.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

19

Investment Portfolio - January 31, 2015

(unaudited)

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,624,475,303
Unrealized appreciation	132,075,013
Unrealized depreciation	(83,117,029)

Net unrealized appreciation	$48,957,984

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$267,261,430	$251,026,589	$16,234,841	$—
Consumer Staples	71,782,245	28,810,149	42,972,096	—
Energy	94,181,383	91,179,556	3,001,827	—
Financials	103,101,457	85,305,801	17,795,656	—
Health Care	103,407,395	96,044,980	7,362,415	—
Industrials	64,933,729	56,260,199	8,673,530	—
Information Technology	181,042,238	173,568,965	7,473,273	—
Materials	75,832,111	69,959,762	5,872,349	—
Telecommunication Services	3,852,103	3,157,353	694,750	—
Preferred securities:
Energy	579,552	579,552	—	—
Financials	3,391,012	3,391,012	—	—
Debt securities:
Loan assignments	3,555,836	—	3,555,836	—
U.S. Treasury and other U.S. Government agencies	237,718,716	—	237,718,716	—
States and political subdivisions (municipals)	2,630,187	—	2,630,187	—
Corporate debt:
Consumer Discretionary	35,377,769	—	35,377,769	—
Consumer Staples	13,263,129	—	13,263,129	—
Energy	28,692,014	—	28,692,014	—
Financials	120,281,978	—	120,281,978	—
Health Care	7,830,781	—	7,830,781	—
Industrials	28,592,134	—	28,592,134	—
Information Technology	9,648,767	—	9,648,767	—
Materials	15,750,473	—	15,750,473	—
Telecommunication Services	10,157,652	—	10,157,652	—

20

Investment Portfolio - January 31, 2015

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Utilities	$5,342,705	$—	$5,342,705	$—
Convertible corporate debt:
Consumer Discretionary	1,341,406	—	1,341,406	—
Asset-backed securities	9,915,505	—	9,915,505	—
Commercial mortgage-backed securities	78,055,131	—	78,055,131	—
Foreign government bonds	22,468,927	—	22,468,927	—
Mutual fund	73,445,522	73,445,522	—	—
Other financial instruments*:
Interest rate contracts	3,004,759	3,004,759	—	—

Total assets	1,676,438,046	935,734,199	740,703,847	—

Liabilities:
Other financial instruments*:
Equity contracts	(365,747)	(365,747)	—	—
Interest rate contracts	(3,831,002)	(3,831,002)	—	—

Total liabilities	(4,196,749)	(4,196,749)	—	—

Total	$1,672,241,297	$931,537,450	$740,703,847	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

*Other financial instruments are exchange traded options and futures (Level 1). Futures are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

21

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 89.8%
Consumer Discretionary - 22.1%
Auto Components - 0.1%
F.C.C. Co. Ltd. (Japan)[1]	7,700	$146,392
Halla Holdings Corp. (South Korea)[1]	1,468	84,525
Hankook Tire Co. Ltd. (South Korea)[1]	9,740	468,359
Mando Corp. (South Korea)*[1]	1,602	241,492
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	8,100	152,514
Nissin Kogyo Co. Ltd. (Japan)[1]	11,000	168,395

		1,261,677

Automobiles - 0.0%##
Hyundai Motor Co. (South Korea)[1]	1,840	282,779

Diversified Consumer Services - 0.8%
Apollo Education Group, Inc.*	307,942	7,778,615
Kroton Educacional S.A. (Brazil)	195,922	898,105

		8,676,720

Hotels, Restaurants & Leisure - 1.7%
Accor S.A. (France)[1]	11,340	563,788
Arcos Dorados Holdings, Inc. - Class A (Argentina)	35,930	199,411
Darden Restaurants, Inc.	14,540	892,465
Hyatt Hotels Corp. - Class A*	3,060	172,156
Whistler Blackcomb Holdings, Inc. (Canada)	8,110	127,518
Yum! Brands, Inc.	232,620	16,813,774

		18,769,112

Household Durables - 1.2%
DR Horton, Inc.	160,054	3,924,524
Lennar Corp. - Class A	89,002	3,997,080
LG Electronics, Inc. (South Korea)[1]	8,820	488,634
Nikon Corp. (Japan)[1]	30,000	380,649
Toll Brothers, Inc.*	129,963	4,499,319
TRI Pointe Homes, Inc.*	6,760	96,871
WCI Communities, Inc.*	2,480	47,889

		13,434,966

Internet & Catalog Retail - 4.6%
Amazon.com, Inc.*	35,160	12,465,275
ASOS plc (United Kingdom)*[1]	15,430	636,446
Groupon, Inc.*	226,970	1,625,105
MakeMyTrip Ltd. (India)*	8,850	219,923
Ocado Group plc (United Kingdom)*[1]	15,730	96,946
The Priceline Group, Inc.*	15,310	15,455,139
Rakuten, Inc. (Japan)[1]	57,010	789,262
Shutterfly, Inc.*	234,950	10,307,257
TripAdvisor, Inc.*	147,360	9,874,594

		51,469,947

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media - 11.8%
AMC Networks, Inc. - Class A*	312,715	$20,858,090
Discovery Communications, Inc. - Class A*	297,740	8,629,994
Gannett Co., Inc.	421,670	13,075,987
Global Mediacom Tbk PT (Indonesia)[1]	972,390	141,830
ITV plc (United Kingdom)[1]	90,520	299,579
Liberty Global plc - Class A - ADR (United Kingdom)*	116,317	5,434,330
Mediaset Espana Comunicacion S.A. (Spain)*[1]	87,380	1,063,773
Modern Times Group AB - Class B (Sweden)[1]	3,520	99,622
Morningstar, Inc.	14,750	982,203
Reed Elsevier plc - ADR (United Kingdom)	3,805	264,447
Sinclair Broadcast Group, Inc. - Class A	382,447	9,461,739
Sky plc (United Kingdom)[1]	42,900	598,250
Societe Television Francaise 1 (France)[1]	25,784	405,886
Starz - Class A*	269,820	7,965,086
Time Warner, Inc.	188,400	14,682,012
Tribune Media Co. - Class A*	221,100	13,020,579
Twenty-First Century Fox, Inc. - Class A	492,860	16,343,238
Viacom, Inc. - Class B	317,980	20,484,272

		133,810,917

Specialty Retail - 0.5%
American Eagle Outfitters, Inc.	115,770	1,625,411
China ZhengTong Auto Services Holdings Ltd. (China)[1]	542,000	271,312
Dick’s Sporting Goods, Inc.	28,120	1,452,398
Groupe Fnac S.A. (France)*[1]	246	12,320
Kingfisher plc (United Kingdom)[1]	311,300	1,601,384
Komeri Co. Ltd. (Japan)[1]	20,000	428,964
Sa Sa International Holdings Ltd. (Hong Kong)[1]	678,000	437,981

		5,829,770

Textiles, Apparel & Luxury Goods - 1.4%
Adidas AG (Germany)[1]	5,380	370,182
Belle International Holdings Ltd. (Hong Kong)[1]	666,900	754,888
Daphne International Holdings Ltd. - Class H (China)[1]	530,000	169,265
Gildan Activewear, Inc. (Canada)	20,370	1,188,997
Kering (France)[1]	1,965	396,463
lululemon athletica, Inc.*	199,996	13,247,735

		16,127,530

Total Consumer Discretionary		249,663,418

1

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples - 11.3%
Beverages - 5.9%
AMBEV S.A. - ADR (Brazil)	2,856,954	$18,798,757
Anheuser-Busch InBev N.V. (Belgium)[1]	155,670	18,986,382
Carlsberg A/S - Class B (Denmark)[1]	5,890	432,506
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,290	317,099
The Coca-Cola Co.	304,600	12,540,382
Diageo plc (United Kingdom)[1]	423,320	12,530,584
Monster Beverage Corp.*	8,340	975,363
Remy Cointreau S.A. (France)[1]	1,410	104,358
SABMiller plc (United Kingdom)[1]	10,640	579,523
Treasury Wine Estates Ltd. (Australia)[1]	133,438	507,310
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	70,000	468,468

		66,240,732

Food & Staples Retailing - 0.2%
Carrefour S.A. (France)[1]	24,888	779,883
Casino Guichard-Perrachon S.A. (France)[1]	2,060	186,887
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	35,100	311,688
Raia Drogasil S.A. (Brazil)	14,500	139,691
Tesco plc (United Kingdom)[1]	202,360	684,316
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	143,500	276,766

		2,379,231

Food Products - 4.0%
Biostime International Holdings Ltd. - Class H (China)[1]	86,250	234,463
Charoen Pokphand Foods PCL (Thailand)[1]	948,890	729,738
Danone S.A. (France)[1]	115,613	7,758,850
Dean Foods Co.	77,860	1,410,823
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	128,690	327,445
Ingredion, Inc.	111,372	8,981,038
Keurig Green Mountain, Inc.	8,550	1,047,888
M Dias Branco S.A. (Brazil)	4,800	148,119
Nestle S.A. (Switzerland)[1]	160,357	12,246,621
Unilever plc - ADR (United Kingdom)	279,650	12,296,211

		45,181,196

Household Products - 0.0%##
Reckitt Benckiser Group plc (United Kingdom)[1]	4,810	407,095

Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	133,970	11,758,647
Natura Cosmeticos S.A. (Brazil)	19,030	222,339

		11,980,986

	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	80,390	$365,499
Imperial Tobacco Group plc (United Kingdom)[1]	4,738	222,540
Swedish Match AB (Sweden)[1]	18,120	589,932

		1,177,971

Total Consumer Staples		127,367,211

Energy - 8.5%
Energy Equipment & Services - 3.4%
Cameron International Corp.*	355,015	15,897,572
CGG S.A. (France)*[1]	7,652	42,391
Core Laboratories N.V. - ADR	1,340	124,285
Oceaneering International, Inc.	2,220	116,239
Petroleum Geo-Services ASA (Norway)[1]	21,150	114,999
Saipem S.p.A. (Italy)*[1]	15,450	138,998
Schlumberger Ltd.	175,506	14,459,939
Spectrum ASA (Norway)[1]	42,030	162,660
SPT Energy Group, Inc. - Class H (China)[1]	600,840	96,057
TGS Nopec Geophysical Co. ASA (Norway)[1]	26,710	619,553
Trican Well Service Ltd. (Canada)	12,190	47,006
Weatherford International plc - ADR*	656,920	6,785,984

		38,605,683

Oil, Gas & Consumable Fuels - 5.1%
Apache Corp.	138,720	8,679,710
Cameco Corp. (Canada)	90,725	1,271,965
Cameco Corp. (Canada)	7,820	110,035
Cloud Peak Energy, Inc.*	117,280	796,331
Concho Resources, Inc.*	8,060	893,451
Continental Resources, Inc.*	20,220	917,988
Cosan S.A. Industria e Comercio (Brazil)	19,450	177,810
Denbury Resources, Inc.	13,620	93,978
Diamondback Energy, Inc.*	1,340	92,447
Encana Corp. (Canada)	293,152	3,588,180
Energen Corp.	1,400	88,788
EOG Resources, Inc.	113,590	10,112,918
Hess Corp.	199,772	13,482,612
Koninklijke Vopak N.V. (Netherlands)[1]	4,820	268,798
Pacific Rubiales Energy Corp. (Colombia)	20,850	48,404
Parsley Energy, Inc. - Class A*	5,540	92,906
Peabody Energy Corp.	1,686,890	10,509,325
Pioneer Natural Resources Co.	5,630	847,484
Range Resources Corp.	107,110	4,955,980

2

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell plc - Class B (Netherlands)[1]	17,214	$544,997
RSP Permian, Inc.*	3,260	87,368
Whitehaven Coal Ltd. (Australia)*[1]	100,480	95,936

		57,757,411

Total Energy		96,363,094

Financials - 5.7%
Banks - 0.9%
HSBC Holdings plc (United Kingdom)[1]	29,610	270,909
ICICI Bank Ltd. - ADR (India)	33,350	400,533
Popular, Inc.*	244,658	7,542,806
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	92,000	323,520
Synovus Financial Corp.	47,679	1,228,688

		9,766,456

Capital Markets - 0.1%
Daiwa Securities Group, Inc. (Japan)[1]	60,000	435,946
Financial Engines, Inc.	31,810	1,141,979

		1,577,925

Consumer Finance - 0.9%
SLM Corp.	1,041,810	9,490,889

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. - Class B*	980	141,032
JSE Ltd. (South Africa)[1]	35,430	372,159
MSCI, Inc.	20,937	1,126,829

		1,640,020

Insurance - 0.1%
Admiral Group plc (United Kingdom)[1]	18,200	395,932
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	56,630	42,632
Mapfre S.A. (Spain)[1]	196,550	661,655
Zurich Insurance Group AG (Switzerland)[1]	1,410	467,525

		1,567,744

Real Estate Investment Trusts (REITS) - 2.7%
Agree Realty Corp.	7,120	246,637
Alexandria Real Estate Equities, Inc.	2,270	221,370
Alstria Office REIT AG (Germany)[1]	74,270	950,338
American Campus Communities, Inc.	2,580	113,417
Apartment Investment & Management Co. - Class A	5,270	210,062
Associated Estates Realty Corp.	7,860	195,793
AvalonBay Communities, Inc.	1,030	178,180
BioMed Realty Trust, Inc.	8,040	196,578
Boston Properties, Inc.	990	137,412

	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Brixmor Property Group, Inc.	8,970	$243,087
Camden Property Trust	2,060	158,723
CatchMark Timber Trust, Inc. - Class A	9,750	112,223
CBL & Associates Properties, Inc.	43,251	891,836
Chesapeake Lodging Trust	6,590	241,985
CoreSite Realty Corp.	3,870	169,545
Corporate Office Properties Trust	3,640	109,200
Crown Castle International Corp.	1,270	109,868
CubeSmart	5,380	132,563
DDR Corp.	12,560	246,176
Digital Realty Trust, Inc.	3,020	220,279
Duke Realty Corp.	8,600	187,738
DuPont Fabros Technology, Inc.	4,510	168,043
Education Realty Trust, Inc.	4,586	158,676
Equity LifeStyle Properties, Inc.	2,280	124,784
Equity One, Inc.	7,010	190,952
Equity Residential	2,470	191,697
Essex Property Trust, Inc.	870	196,663
Excel Trust, Inc.	10,960	153,878
Extra Space Storage, Inc.	1,670	110,220
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	55,250	67,858
General Growth Properties, Inc.	6,330	191,039
HCP, Inc.	3,770	178,283
Health Care REIT, Inc.	2,240	183,568
Healthcare Trust of America, Inc. - Class A	4,685	138,020
Home Properties, Inc.	1,690	119,145
Host Hotels & Resorts, Inc.	9,230	211,275
Inland Real Estate Corp.	10,420	118,580
Kimco Realty Corp.	8,860	244,979
Kite Realty Group Trust	3,997	122,148
Lamar Advertising Co. - Class A	3,030	169,741
LaSalle Hotel Properties	5,660	229,004
Mack-Cali Realty Corp.	7,460	145,545
Mid-America Apartment Communities, Inc.	2,550	202,266
Outfront Media, Inc.	46,428	1,316,234
Paramount Group, Inc.*	7,690	148,801
Pebblebrook Hotel Trust	2,560	118,886
Pennsylvania Real Estate Investment Trust	2,430	58,150
Physicians Realty Trust	13,770	242,903
Plum Creek Timber Co., Inc.	195,178	8,689,325
Public Storage	1,100	220,924
Sabra Health Care REIT, Inc.	4,010	131,127
Scentre Group (Australia)*[1]	23,840	70,049
Simon Property Group, Inc.	3,320	659,551

3

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Sovran Self Storage, Inc.	2,720	$257,720
UDR, Inc.	5,690	189,249
Urban Edge Properties	5,140	122,024
Ventas, Inc.	2,320	185,159
Washington Real Estate Investment Trust	3,860	110,821
Westfield Corp. (Australia)[1]	41,040	313,060
Weyerhaeuser Co.	235,517	8,443,284
WP GLIMCHER, Inc.	6,895	121,904

		30,288,545

Real Estate Management & Development - 0.8%
BR Malls Participacoes S.A. (Brazil)	17,330	98,364
First Capital Realty, Inc. (Canada)	7,470	114,751
Forest City Enterprises, Inc. - Class A*	7,190	176,155
Forestar Group, Inc.*	7,580	100,587
General Shopping Brasil S.A. (Brazil)*	79,120	176,625
Realogy Holdings Corp.*	188,384	8,759,856

		9,426,338

Total Financials		63,757,917

Health Care - 10.0%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc.*	11,650	1,131,914
Green Cross Corp. (South Korea)[1]	4,349	550,976
Seattle Genetics, Inc.*	35,800	1,115,528

		2,798,418

Health Care Equipment & Supplies - 1.2%
BioMerieux (France)[1]	900	98,272
Carl Zeiss Meditec AG (Germany)[1]	16,500	435,228
Halyard Health, Inc.*	22,880	1,019,762
HeartWare International, Inc.*	18,860	1,575,376
Intuitive Surgical, Inc.*	16,340	8,079,803
Neogen Corp.*	2,950	135,995
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	929,800	730,426
Thoratec Corp.*	33,100	1,187,959

		13,262,821

Health Care Providers & Services - 2.7%
Air Methods Corp.*	2,550	105,952
Catamaran Corp.*	277,250	13,837,547
Express Scripts Holding Co.*	94,830	7,653,729
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	79,530	5,894,203
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	9,300	344,937
KPJ Healthcare Berhad (Malaysia)[1]	120,600	130,373

	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Life Healthcare Group Holdings Ltd. (South Africa)[1]	147,000	$547,052
Odontoprev S.A. (Brazil)	179,170	689,770
Quest Diagnostics, Inc.	13,230	940,256
Siloam International Hospitals Tbk PT (Indonesia)*[1]	115,400	122,073

		30,265,892

Health Care Technology - 2.7%
Cerner Corp.*	462,030	30,655,691

Life Sciences Tools & Services - 1.0%
Gerresheimer AG (Germany)[1]	7,180	391,446
QIAGEN N.V.*[1]	8,240	188,524
QIAGEN N.V. - ADR*	478,280	10,966,960

		11,546,930

Pharmaceuticals - 2.2%
AstraZeneca plc - ADR (United Kingdom)	10,260	728,870
GlaxoSmithKline plc (United Kingdom)[1]	10,705	235,711
Indivior plc (United Kingdom)*[1]	4,810	12,606
Johnson & Johnson	79,330	7,944,106
Novartis AG - ADR (Switzerland)	2,820	274,668
Novo Nordisk A/S - Class B (Denmark)[1]	7,780	346,760
Otsuka Holdings Co. Ltd. (Japan)[1]	8,200	253,700
Roche Holding AG (Switzerland)[1]	1,680	452,789
Sanofi (France)[1]	4,467	411,587
Sanofi - ADR (France)	296,260	13,654,623
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,650	378,119

		24,693,539

Total Health Care		113,223,291

Industrials - 8.3%
Airlines - 0.4%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	201,669	907,511
Latam Airlines Group S.A. - ADR (Chile)*	114,202	1,184,275
Republic Airways Holdings, Inc.*	138,520	1,906,035
Ryanair Holdings plc - ADR (Ireland)*	4,400	290,312

		4,288,133

Building Products - 1.6%
Masco Corp.	393,880	9,783,979
Owens Corning	213,080	8,533,854

		18,317,833

4

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM
TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies - 0.1%
Aggreko plc (United Kingdom)[1]	27,812	$648,635
MiX Telematics Ltd. - ADR (South Africa)*	26,770	157,140
Rollins, Inc.	4,270	141,123
Tomra Systems ASA (Norway)[1]	29,600	237,539

		1,184,437

Electrical Equipment - 0.2%
Alstom S.A. (France)*[1]	14,500	472,461
Franklin Electric Co., Inc.	3,450	118,025
Nexans S.A. (France)*[1]	5,316	167,431
Polypore International, Inc.*	2,830	126,558
Schneider Electric SE (France)[1]	8,020	602,875

		1,487,350

Industrial Conglomerates - 1.8%
General Electric Co.	815,460	19,481,339
Siemens AG (Germany)[1]	10,500	1,109,182

		20,590,521

Machinery - 2.2%
AGCO Corp.	4,630	200,664
ANDRITZ AG (Austria)[1]	8,610	466,070
Deere & Co.	1,130	96,265
FANUC Corp. (Japan)[1]	4,681	786,124
Flowserve Corp.	2,160	117,698
Joy Global, Inc.	296,502	12,435,294
Pall Corp.	4,110	397,684
Pentair plc (United Kingdom)	4,990	308,432
Sany Heavy Equipment International Holdings Co. Ltd. - Class H (China)*[1]	619,000	133,345
SKF AB - Class B (Sweden)[1]	18,850	444,330
Xylem, Inc.	288,394	9,834,235

		25,220,141

Professional Services - 0.0%##
SGS S.A. (Switzerland)[1]	136	257,978

Road & Rail - 0.3%
Heartland Express, Inc.	31,030	797,161
Hertz Global Holdings, Inc.*	75,210	1,543,309
Kansas City Southern	1,530	168,438
Swift Transportation Co.*	29,350	721,423
Union Pacific Corp.	1,830	214,494

		3,444,825

Trading Companies & Distributors - 1.7%
Brenntag AG (Germany)[1]	10,352	563,510

	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Fastenal Co.	408,952	$18,157,469

		18,720,979

Total Industrials		93,512,197

Information Technology - 17.0%
Communications Equipment - 2.2%
Alcatel-Lucent - ADR (France)*	111,650	385,193
ARRIS Group, Inc.*	53,190	1,394,642
Ixia*	138,950	1,408,953
Juniper Networks, Inc.	894,110	20,323,120
Polycom, Inc.*	83,410	1,109,353

		24,621,261

Electronic Equipment, Instruments & Components - 1.0%
Cognex Corp.*	3,180	116,865
FLIR Systems, Inc.	292,305	8,827,611
Hitachi Ltd. (Japan)[1]	97,000	732,553
Keyence Corp. (Japan)[1]	746	348,708
Trimble Navigation Ltd.*	43,750	1,043,000

		11,068,737

Internet Software & Services - 5.4%
Alibaba Group Holding Ltd. - ADR (China)*	930	82,844
eBay, Inc.*	360,720	19,118,160
Facebook, Inc. - Class A*	56,910	4,320,038
Google, Inc. - Class A*	25,320	13,610,766
Google, Inc. - Class C*	25,520	13,640,950
HomeAway, Inc.*	219,980	5,607,290
NetEase, Inc. - ADR (China)	4,620	504,735
Q2 Holdings, Inc.*	50,930	910,628
Qihoo 360 Technology Co. Ltd. - ADR (China)*	37,276	2,181,391
Tencent Holdings Ltd. - Class H (China)[1]	39,300	662,856
Youku Tudou, Inc. - ADR (China)*	7,730	129,555
Zillow, Inc. - Class A*	7,240	701,701

		61,470,914

IT Services - 4.4%
Amdocs Ltd. - ADR	65,395	3,150,731
EVERTEC, Inc.	680,720	13,655,243
InterXion Holding N.V. - ADR (Netherlands)*	1,940	52,943
MasterCard, Inc. - Class A	144,320	11,838,570
VeriFone Systems, Inc.*	264,135	8,291,198
Visa, Inc. - Class A	51,000	13,000,410

		49,989,095

5

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM
TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.0%##
GCL-Poly Energy Holdings Ltd. (Hong Kong)*[1]	438,000	$95,105
REC Silicon ASA (Norway)*[1]	418,960	89,469

		184,574

Software - 2.1%
ANSYS, Inc.*	108,970	8,790,610
Aspen Technology, Inc.*	2,210	78,112
AVEVA Group plc (United Kingdom)[1]	59,156	1,169,898
Electronic Arts, Inc.*	228,340	12,526,732
Nuance Communications, Inc.*	9,070	124,667
SAP SE (Germany)[1]	13,420	875,889
Totvs S.A. (Brazil)	41,329	517,065

		24,082,973

Technology Hardware, Storage & Peripherals - 1.9%
EMC Corp.	747,610	19,385,527
Samsung Electronics Co. Ltd. (South Korea)[1]	1,260	1,564,162
Stratasys Ltd.*	1,600	127,184

		21,076,873

Total Information Technology		192,494,427

Materials - 6.7%
Chemicals - 5.2%
FMC Corp.	12,700	730,250
Linde AG (Germany)[1]	5,330	1,021,066
Monsanto Co.	218,920	25,828,182
The Mosaic Co.	303,946	14,799,131
Novozymes A/S - Class B (Denmark)[1]	3,040	138,638
Potash Corp. of Saskatchewan, Inc. (Canada)	245,322	8,964,066
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	22,151	528,523
Syngenta AG (Switzerland)[1]	1,532	499,024
Tronox Ltd. - Class A	280,580	5,931,461
Umicore S.A. (Belgium)[1]	10,150	425,090
Wacker Chemie AG (Germany)[1]	1,140	122,064
Yingde Gases Group Co. Ltd. - Class H (China)[1]	246,930	166,384

		59,153,879

Construction Materials - 0.1%
CRH plc (Ireland)[1]	13,570	327,838
Holcim Ltd. (Switzerland)[1]	2,810	196,455

		524,293

Metals & Mining - 1.4%
Alcoa, Inc.	781,060	12,223,589
Alumina Ltd. (Australia)*[1]	239,390	358,323

	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Iluka Resources Ltd. (Australia)[1]	48,090	$261,160
Impala Platinum Holdings Ltd. (South Africa)*[1]	36,570	237,270
Jastrzebska Spolka Weglowa S.A. (Poland)*[1]	32,010	182,858
Norsk Hydro ASA (Norway)[1]	50,753	298,262
Stillwater Mining Co.*	113,800	1,555,646
Teck Resources Ltd. - Class B (Canada)	36,514	470,300
ThyssenKrupp AG (Germany)[1]	8,660	224,974

		15,812,382

Total Materials		75,490,554

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	63,493	946,681
Telenor ASA - ADR (Norway)	7,150	462,748

		1,409,429

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	33,390	714,212
China Mobile Ltd. - Class H (China)[1]	40,000	524,339

		1,238,551

Total Telecommunication Services		2,647,980

TOTAL COMMON STOCKS (Identified Cost $977,705,148)		1,014,520,089

PREFERRED STOCKS - 0.0%##

Energy - 0.0%##
Oil, Gas & Consumable Fuels - 0.0%##
Petroleo Brasileiro S.A. - ADR (Brazil)
(Identified Cost $838,999)	69,862	429,651

CORPORATE BONDS - 3.9%

Non-Convertible Corporate Bonds - 3.9%
Consumer Discretionary - 0.3%
Auto Components - 0.0%##
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	310,000	316,975

Diversified Consumer Services - 0.1%
Block Financial LLC, 5.50%, 11/1/2022	750,000	835,053

Hotels, Restaurants & Leisure - 0.0%##
MGM Resorts International, 6.00%, 3/15/2023	230,000	232,300

6

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM
TERM SERIES	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.1%
TRI Pointe Holdings, Inc.[3], 4.375%, 6/15/2019	240,000	$228,600
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	425,000	401,625

		630,225

Media - 0.1%
Cogeco Cable, Inc. (Canada)[3], 4.875%, 5/1/2020	325,000	327,437
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	200,000	205,750
Gannett Co., Inc.[3], 4.875%, 9/15/2021	205,000	205,000

		738,187

Multiline Retail - 0.0%##
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	400,000	402,522

Specialty Retail - 0.0%##
The TJX Companies, Inc., 2.75%, 6/15/2021	300,000	309,887

Total Consumer Discretionary		3,465,149

Consumer Staples - 0.2%
Beverages - 0.0%##
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	375,000	459,943

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	305,000	302,713
KeHE Distributors LLC - KeHE Finance Corp.[3], 7.625%, 8/15/2021	205,000	217,300

		520,013

Food Products - 0.0%##
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	425,000	433,500

Household Products - 0.1%
Harbinger Group, Inc., 7.875%, 7/15/2019	315,000	332,325
Harbinger Group, Inc., 7.75%, 1/15/2022	265,000	266,325

		598,650

Tobacco - 0.0%##
Vector Group Ltd., 7.75%, 2/15/2021	230,000	244,087

Total Consumer Staples		2,256,193

Energy - 0.4%
Energy Equipment & Services - 0.1%
Calfrac Holdings LP (Canada)[3] , 7.50%, 12/1/2020	215,000	183,825
Parker Drilling Co., 6.75%, 7/15/2022	345,000	248,400

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Seventy Seven Operating LLC, 6.625%, 11/15/2019	195,000	$141,375
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.625%, 11/1/2018	425,000	335,750
US Shale Solutions, Inc.[3], 12.50%, 9/1/2017	160,000	123,200

		1,032,550

Oil, Gas & Consumable Fuels - 0.3%
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	425,000	193,375
FTS International, Inc.[3], 6.25%, 5/1/2022	195,000	146,250
Ithaca Energy, Inc. (United Kingdom)[3], 8.125%, 7/1/2019	200,000	154,000
Kinder Morgan, Inc., 7.00%, 6/15/2017	300,000	330,750
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	340,000	346,800
Petrobras Global Finance B.V. (Brazil)[4], 1.881%, 5/20/2016	1,300,000	1,202,500
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	290,000	290,363
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	1,000,000	967,040

		3,631,078

Total Energy		4,663,628

Financials - 1.5%
Banks - 0.3%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[4], 9.00%, 5/29/2049	600,000	651,810
Banco Santander S.A. (Spain)[4], 6.375%, 5/29/2049	600,000	588,000
Barclays plc (United Kingdom)[4], 6.625%, 6/29/2049	500,000	481,747
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	500,000	565,190
Citigroup, Inc., 8.50%, 5/22/2019	299,000	376,830
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	390,000	411,818
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	335,000	398,526
Popular, Inc., 7.00%, 7/1/2019	415,000	417,594

		3,891,515

Capital Markets - 0.3%
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	430,000	485,925
The Goldman Sachs Group, Inc.[4], 1.861%, 11/29/2023	380,000	391,279
Morgan Stanley, 2.125%, 4/25/2018	390,000	393,000
Morgan Stanley, 5.75%, 1/25/2021	345,000	404,126

7

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
UBS AG (Switzerland)[4], 7.25%, 2/22/2022	600,000	$647,462
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	730,000	754,109

		3,075,901

Consumer Finance - 0.2%
Capital One Bank USA National Association, 2.15%, 11/21/2018	790,000	798,603
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	425,000	245,437
Discover Bank, 4.20%, 8/8/2023	800,000	864,794
Navient Corp., 6.125%, 3/25/2024	485,000	472,875

		2,381,709

Diversified Financial Services - 0.2%
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	500,000	571,484
ING Bank N.V. (Netherlands)[4], 4.125%, 11/21/2023.	723,000	740,410
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	425,000	399,500
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.50%, 4/15/2021	330,000	310,200
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	200,000	180,500
Jefferies Group LLC, 5.125%, 4/13/2018	385,000	406,601

		2,608,695

Insurance - 0.3%
Aegon N.V. (Netherlands)[4], 2.168%, 7/29/2049	500,000	415,000
American International Group, Inc., 4.875%, 6/1/2022	700,000	803,580
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	950,000	1,007,049
AXA S.A. (France)[4], 2.007%, 8/29/2049	350,000	305,270
Genworth Holdings, Inc.[4], 6.15%, 11/15/2066	450,000	279,000
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	350,000	405,675

		3,215,574

Real Estate Investment Trusts (REITS) - 0.1%
DuPont Fabros Technology LP, 5.875%, 9/15/2021	425,000	440,937
Qualitytech LP - QTS Finance Corp.[3], 5.875%, 8/1/2022	210,000	212,625
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	335,000	340,025

		993,587

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	205,000	$196,287
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	205,000	209,100

		405,387

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	425,000	435,625
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	265,000	247,775
Prospect Holding Co. LLC - Prospect Holding Finance Co.[3], 10.25%, 10/1/2018	195,000	150,150

		833,550

Total Financials		17,405,918

Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%##
Halyard Health, Inc.[3], 6.25%, 10/15/2022	205,000	209,100

Health Care Providers & Services - 0.2%
Fresenius US Finance II, Inc. (Germany)[3], 9.00%, 7/15/2015	1,275,000	1,310,063
Kindred Escrow Corp. II3, 8.75%, 1/15/2023	305,000	326,350

		1,636,413

Total Health Care		1,845,513

Industrials - 0.9%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	316,000	303,455

Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	310,000	316,200
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B3, 6.375%, 1/2/2016	200,000	207,500
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	1,130,000	1,172,375
Gol LuxCo S.A. (Brazil)[3], 8.875%, 1/24/2022	315,000	282,161
United Continental Holdings, Inc., 6.375%, 6/1/2018	225,000	239,625

		2,217,861

Building Products - 0.0%##
Griffon Corp., 5.25%, 3/1/2022	245,000	235,200

8

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.0%##
Modular Space Corp.[3], 10.25%, 1/31/2019	225,000	$157,500

Construction & Engineering - 0.0%##
Abengoa Finance S.A.U. (Spain)[3], 7.75%, 2/1/2020	240,000	225,900

Machinery - 0.2%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	1,040,000	1,043,900
CNH Industrial Capital LLC, 6.25%, 11/1/2016	425,000	447,313
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[3], 8.875%, 8/1/2020	425,000	440,937
Waterjet Holdings, Inc.[3], 7.625%, 2/1/2020	250,000	256,875

		2,189,025

Trading Companies & Distributors - 0.4%
Air Lease Corp., 3.375%, 1/15/2019	280,000	284,900
Aircastle Ltd., 4.625%, 12/15/2018	425,000	434,563
Aircastle Ltd., 5.50%, 2/15/2022	30,000	30,906
Aviation Capital Group Corp.[3], 3.875%, 9/27/2016	1,465,000	1,500,040
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	210,000	211,575
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	320,000	313,600
International Lease Finance Corp., 5.75%, 5/15/2016	560,000	581,532
International Lease Finance Corp.[4], 2.191%, 6/15/2016	355,000	353,509
International Lease Finance Corp., 8.75%, 3/15/2017	865,000	962,442

		4,673,067

Total Industrials		10,002,008

Information Technology - 0.0%##
IT Services - 0.0%##
Xerox Corp., 2.80%, 5/15/2020	250,000	250,833

Materials - 0.2%
Chemicals - 0.1%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	300,000	288,000

Containers & Packaging - 0.0%##
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.241%, 12/15/2019	295,000	283,200

Metals & Mining - 0.1%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	360,000	430,290

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Essar Steel Algoma, Inc. (Canada)[3], 9.50%, 11/15/2019	230,000	$225,400
Lundin Mining Corp. (Canada)[3], 7.875%, 11/1/2022	230,000	227,700
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	275,000	283,250

		1,166,640

Total Materials		1,737,840

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.0%##
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	315,000	314,606
Windstream Corp., 7.875%, 11/1/2017	210,000	226,537

		541,143

Wireless Telecommunication Services - 0.1%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	425,000	433,500
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	235,000	262,789
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	210,000	213,937

		910,226

Total Telecommunication Services		1,451,369

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019	215,000	218,225
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	290,000	288,550
NRG Energy, Inc., 6.25%, 7/15/2022	205,000	210,638
RJS Power Holdings LLC[3], 5.125%, 7/15/2019	320,000	310,400
TerraForm Power Operating LLC[3], 5.875%, 2/1/2023	225,000	229,781

Total Utilities		1,257,594

TOTAL CORPORATE BONDS (Identified Cost $45,440,963)		44,336,045

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%

Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4], 5.747%, 6/10/2046	684,878	714,928
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	717,766	748,870

9

Investment Portfolio - January 31, 2015

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	1,074,890	$1,135,521

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,704,295)		2,599,319

U.S. GOVERNMENT AGENCIES - 2.1%

Mortgage-Backed Securities - 0.9%
Fannie Mae, Pool #AH1300, 3.50%, 1/1/2026	1,440,313	$1,529,753
Freddie Mac, Pool #J14734, 3.50%, 3/1/2026	2,712,191	2,883,376
Freddie Mac, Pool #G01931, 5.50%, 10/1/2035	2,558,130	2,866,905
Freddie Mac, Pool #G05888, 5.50%, 10/1/2039	2,685,823	3,032,668

Total Mortgage-Backed Securities
(Identified Cost $10,092,540)		10,312,702

	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies - 1.2%
Fannie Mae, 1.75%, 9/12/2019 (Identified Cost $12,531,953)	12,500,000	$12,752,288

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $22,624,493)		23,064,990

SHORT-TERM INVESTMENT - 3.7%

Dreyfus Cash Management, Inc. - Institutional Shares[5], 0.03%,
(Identified Cost $41,593,366)	41,593,366	41,593,366

TOTAL INVESTMENTS - 99.7%
(Identified Cost $1,090,907,264)		1,126,543,460
OTHER ASSETS, LESS LIABILITIES - 0.3%		3,731,878

NET ASSETS - 100%		$1,130,275,338

ADR - American Depositary Receipt

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $15,426,554, or 1.4%, of the Series’ net assets as of January 31, 2015.

4The coupon rate is floating and is the effective rate as of January 31, 2015.

5Rate shown is the current yield as of January 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,091,898,216
Unrealized appreciation	104,114,820
Unrealized depreciation	(69,469,576)

Net unrealized appreciation	$34,645,244

10

Investment Portfolio - January 31, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$249,663,418	$238,111,538	$11,551,880	$—
Consumer Staples	127,367,211	57,481,921	69,885,290	—
Energy	96,363,094	94,278,705	2,084,389	—
Financials	63,757,917	59,496,824	4,261,093	—
Health Care	113,223,291	102,421,565	10,801,726	—
Industrials	93,512,197	87,622,717	5,889,480	—
Information Technology	192,494,427	186,955,787	5,538,640	—
Materials	75,490,554	71,031,148	4,459,406	—
Telecommunication Services	2,647,980	2,123,641	524,339	—
Preferred securities:
Energy	429,651	429,651	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	23,064,990	—	23,064,990	—
Corporate debt:
Consumer Discretionary	3,465,149	—	3,465,149	—
Consumer Staples	2,256,193	—	2,256,193	—
Energy	4,663,628	—	4,663,628	—
Financials	17,405,918	—	17,405,918	—
Health Care	1,845,513	—	1,845,513	—
Industrials	10,002,008	—	10,002,008	—
Information Technology	250,833	—	250,833	—
Materials	1,737,840	—	1,737,840	—
Telecommunication Services	1,451,369	—	1,451,369	—
Utilities	1,257,594	—	1,257,594	—
Commercial mortgage-backed securities	2,599,319	—	2,599,319	—
Mutual fund	41,593,366	41,593,366	—	—

Total assets	$1,126,543,460	$941,546,863	$184,996,597	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

11

Investment Portfolio - January 31, 2015

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - January 31, 2015

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.0%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	7,516,385	$77,869,745

TOTAL AFFILIATED INVESTMENT COMPANY - 100.0% (Identified Cost $80,656,989)		77,869,745
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(28,699)

NET ASSETS - 100%		$77,841,046

*Less than (0.1%).

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$80,656,989
Unrealized appreciation	—
Unrealized depreciation	(2,787,244)

Net unrealized depreciation	$(2,787,244)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$77,869,745	$77,869,745	$—	$—

Total assets	$77,869,745	$77,869,745	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2015

(unaudited)

TARGET 2010 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	4,762,564	$49,340,164

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $50,975,195)		49,340,164
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(35,506)

NET ASSETS - 100%		$49,304,658

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$50,996,722
Unrealized appreciation	—
Unrealized depreciation	(1,656,558)

Net unrealized depreciation	$(1,656,558)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$49,340,164	$49,340,164	$—	$—

Total assets	$49,340,164	$49,340,164	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2015

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.2%

Manning & Napier Pro-Blend® Moderate Term Series - Class I	1,065,087	$10,874,534

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.2% (Identified Cost $11,666,975)		10,874,534
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(16,400)

NET ASSETS - 100%		$10,858,134

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$11,673,360
Unrealized appreciation	—
Unrealized depreciation	(798,826)

Net unrealized depreciation	$(798,826)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$10,874,534	$10,874,534	$—	$—

Total assets	$10,874,534	$10,874,534	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2015

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	4,929,216	$47,813,393
Manning & Napier Pro-Blend® Moderate Term Series - Class I	13,969,703	142,630,669

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $202,345,579)		190,444,062
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(56,519)

NET ASSETS - 100%		$190,387,543

*Less than (0.1%).

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$203,001,152
Unrealized appreciation	—
Unrealized depreciation	(12,557,090)

Net unrealized depreciation	$(12,557,090)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$190,444,062	$190,444,062	$—	$—

Total assets	$190,444,062	$190,444,062	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2015

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Extended Term Series - Class I	2,885,611	$27,990,424

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $30,941,055)		27,990,424
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(23,599)

NET ASSETS - 100%		$27,966,825

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$30,965,762
Unrealized appreciation	—
Unrealized depreciation	(2,975,338)

Net unrealized depreciation	$(2,975,338)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$27,990,424	$27,990,424	$—	$—

Total assets	$27,990,424	$27,990,424	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2015

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	16,208,589	$157,223,309
Manning & Napier Pro-Blend® Maximum Term Series - Class I	5,175,898	52,535,367

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $227,275,712)		209,758,676
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(57,345)

NET ASSETS - 100%		$209,701,331

*Less than (0.1%).

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$227,907,786
Unrealized appreciation	—
Unrealized depreciation	(18,149,110)

Net unrealized depreciation	$(18,149,110)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$209,758,676	$209,758,676	$—	$—

Total assets	$209,758,676	$209,758,676	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2015

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Pro-Blend® Extended Term Series - Class I	1,124,892	$10,911,457
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,076,418	10,925,640

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $24,668,769)		21,837,097
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(22,895)

NET ASSETS - 100%		$21,814,202

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$24,920,525
Unrealized appreciation	—
Unrealized depreciation	(3,083,428)

Net unrealized depreciation	$(3,083,428)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$21,837,097	$21,837,097	$—	$—

Total assets	$21,837,097	$21,837,097	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2015

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Pro-Blend® Extended Term Series - Class I	3,482,234	$33,777,667
Manning & Napier Pro-Blend® Maximum Term Series - Class I	10,005,460	101,555,416

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $147,876,778)		135,333,083
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(43,032)

NET ASSETS - 100%		$135,290,051

*Less than (0.1%).

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$148,617,807
Unrealized appreciation	—
Unrealized depreciation	(13,284,724)

Net unrealized depreciation	$(13,284,724)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$135,333,083	$135,333,083	$—	$—

Total assets	$135,333,083	$135,333,083	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2015

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.2%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	895,710	$9,091,457

TOTAL AFFILIATED INVESTMENT COMPANY - 100.2% (Identified Cost $10,476,464)		9,091,457
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(21,027)

NET ASSETS - 100%		$9,070,430

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$10,597,699
Unrealized appreciation	—
Unrealized depreciation	(1,506,242)

Net unrealized depreciation	$(1,506,242)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$9,091,457	$9,091,457	$—	$—

Total assets	$9,091,457	$9,091,457	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2015

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.0%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	6,460,053	$65,569,539

TOTAL AFFILIATED INVESTMENT COMPANY - 100.0% (Identified Cost $71,825,341)		65,569,539
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(27,320)

NET ASSETS - 100%		$65,542,219

*Less than (0.1%).

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$71,825,646
Unrealized appreciation	—
Unrealized depreciation	(6,256,107)

Net unrealized depreciation	$(6,256,107)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$65,569,539	$65,569,539	$—	$—

Total assets	$65,569,539	$65,569,539	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2015

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANY - 100.6%

Manning & Napier Pro-Blend® Maximum Term Series - Class I	328,507	$3,334,341

TOTAL AFFILIATED INVESTMENT COMPANY - 100.6% (Identified Cost $3,899,110)		3,334,341
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(20,834)

NET ASSETS - 100%		$3,313,507

Federal Tax Information:

On January 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$3,961,346
Unrealized appreciation	—
Unrealized depreciation	(627,005)

Net unrealized depreciation	$(627,005)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$3,334,341	$3,334,341	$—	$—

Total assets	$3,334,341	$3,334,341	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2014 or January 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

ITEM 2:   CONTROLS AND PROCEDURES

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:   EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: March 25, 2015

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: March 25, 2015